OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31, 2016

Date of reporting period:	April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2016

(Unaudited)

For more information or assistance in opening an account,

please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

June 15, 2016

Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the six months ended April 30, 2016. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I would like to thank you for your continued investment.

Below you will find performance updates on each of the mutual funds.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	10-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	-8.56%	-1.03%	-0.04%	4.31%	5.36%
S&P 500® Index	1.21%	11.26%	11.02%	6.91%	7.61%

Average annual total returns for periods ended April 30, 2016. Past performance is not a guarantee of future results.

TFSMX produced significantly negative alpha (i.e., the return that cannot be explained by a fund’s market exposure) overall during the first half of the fiscal year, and returned negative alpha for 4 out of the 6 months of the period. The loss of alpha was broadly spread across most strategies and most sectors in our small cap models. Strategies outside of small cap stocks generally performed well, but the Fund’s focus on small cap stocks limited their impact on performance.

Since inception, TFSMX has produced positive alpha, with lower volatility and market exposure than the S&P 500® Index. From inception through April 30, 2016, TFSMX has had an average annual return of 5.36%, as compared to S&P 500® Index performance during the same period of 7.61%. During this period, the Fund’s beta was 23%. This means that the Fund performed as if 23% of it was allocated to the market. In addition, during this time period, the Fund’s average annual volatility measure was 7.51%, compared to S&P 500® Index volatility of 19.65%.

Since inception, the strategies used in managing TFSMX have resulted in its returns having a low correlation to other asset classes. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception. It is notable that correlation to the equity indices in recent years has risen, as compared to historical averages.

Index	Correlation Since Inception
S&P 500® Index	0.60
Russell 2000® Index	0.58
MSCI EAFE Index	0.46
Barclays U.S. Aggregate Bond Index	(0.16)
Dow Jones Equity REIT Total Index	0.42
Bloomberg Commodity Index	0.39

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	10-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	-8.04%	8.78%	8.12%	9.36%	9.98%
Russell 2000® Index	-5.94%	7.53%	6.98%	5.42%	5.97%

Average annual total returns for periods ended April 30, 2016. Past performance is not a guarantee of future results.

During the six month period ended April 30, 2016, TFSSX underperformed its benchmark, the Russell 2000® Index. TFSSX’s returns were heavily impacted by the movement of the U.S. “small-cap” equity sector as evidenced by comparing the return of TFSSX and its benchmark return (i.e., -2.28% versus -1.90%. respectively) during this period. Given its “long-only” mandate, TFSSX is expected to have a high correlation to U.S. small-cap equity market movements with any performance deviation generally attributable to TFS Capital’s equity selection.

However, TFSSX achieved its objective of outperforming the Russell 2000® Index over longer periods of time. In fact, it now has over a 10-year track record and has achieved an average annual return since inception that is four percentage points higher than that of the Russell 2000® Index.

TFS Hedged Futures Fund (ticker: TFSHX)

	1-year return	3-year return	Since Inception (12/29/2011)
TFS Hedged Futures Fund	6.34%	0.67%	1.85%
Diversified Trends Indicator®	-1.42%	2.23%	-1.96%
S&P 500® Index	1.21%	11.02%	14.42%

Average annual returns for periods ended April 30, 2016. Past performance is not a guarantee of future results.

During the 6-month period ended April 30, 2016, TFSHX appreciated by 6.34%. Performance during the six month period exceeded the Diversified Trends Indicator® (the “DTI®”), a commonly-used benchmark for managed-futures funds. Returns in the Fund’s volatility carry strategies were positive, helping performance; these strategies are not employed by the DTI®. Since inception, TFSHX has produced a positive return, while the DTI® has produced a negative return over the same period. Though the S&P 500® Index is not generally considered an appropriate benchmark for managed-futures funds, it is provided above for your reference.

Like the TFS Market Neutral Fund, the TFS Hedged Futures Fund has demonstrated a low correlation to many market indices. This low correlation suggests the addition of the TFS Hedged Futures Fund may improve the risk-adjusted performance of many investment portfolios. The TFS Hedged Futures Fund has had a slightly negative correlation to the Diversified Trends Indicator®, which suggests that it may also have a low correlation to other managed-futures funds that employ trend-following strategies. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes.

Index	Correlation Since Inception
Diversified Trends Indicator®	(0.02)
S&P 500® Index	0.12
Russell 2000® Index	0.15
S&P GSCI Index	(0.02)
Barclays U.S. Aggregate Bond Index	(0.04)
Bloomberg Commodity Index	0.02

As always, we do not recommend allocating a high percentage of one’s assets to any one investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding this material, please contact us.

Best regards,

Eric Newman
Chief Investment Officer & Co-Portfolio Manager
TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors. Futures investing is speculative. Each Fund’s current NAV per share is available at www.TFSCapital.com.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
April 30, 2016 (Unaudited)

Common Stocks vs.
the S&P 500® Index Net Sector Exposure*

*

The net percentages for TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
Archrock, Inc.	0.53%	Cliffs Natural Resources, Inc.	0.53%
Avon Products, Inc.	0.40%	Basic Energy Services, Inc.	0.46%
PDL BioPharma, Inc.	0.39%	OPOWER, Inc.	0.43%
Magellan Health, Inc.	0.38%	Lindsay Corporation	0.43%
Triple-S Management Corporation - Class B	0.38%	Solazyme, Inc.	0.42%
Tribune Publishing Company	0.38%	Rockwell Medical, Inc.	0.42%
QEP Resources, Inc.	0.38%	Conn's, Inc.	0.42%
HMS Holdings Corporation	0.38%	Straight Path Communications, Inc. - Class B	0.41%
Heska Corporation	0.37%	AAC Holdings, Inc.	0.41%
Ply Gem Holdings, Inc.	0.37%	Ebix, Inc.	0.41%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
April 30, 2016 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Equity Positions
Security Description	% of Net Assets
Archrock, Inc.	0.68%
INC Research Holdings, Inc. - Class A	0.61%
Magellan Health, Inc.	0.61%
AMC Entertainment Holdings, Inc. - Class A	0.53%
Parkway Properties, Inc.	0.51%
Masimo Corporation	0.51%
Comtech Telecommunications Corporation	0.50%
Isle of Capri Casinos, Inc.	0.50%
Cynosure, Inc. - Class A	0.49%
La-Z-Boy, Inc.	0.49%

TFS HEDGED FUTURES FUND
PORTFOLIO INFORMATION
April 30, 2016 (Unaudited)

Exposure by Type of Futures Contract
(Notional Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	0.0%
Net Financial Futures Exposure	-60.0%

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* April 30, 2016 (Unaudited)
COMMON STOCKS — 92.3%	Shares	Value
Consumer Discretionary — 15.1%
Barnes & Noble, Inc. (a)	140,865	$1,655,164
Carrols Restaurant Group, Inc. (b)	117,585	1,635,607
Genesco, Inc. (b)	24,549	1,698,300
Isle of Capri Casinos, Inc. (a)(b)	111,088	1,655,211
K12, Inc. (a)(b)	145,081	1,783,046
Overstock.com, Inc. (a)(b)	123,126	1,796,408
Tribune Publishing Company (a)	180,687	2,047,184
Other Consumer Discretionary (c)		69,431,105
		81,702,025
Consumer Staples — 3.4%
Avon Products, Inc. (a)	454,895	2,142,555
Seneca Foods Corporation - Class A (a)(b)	57,044	1,859,064
Other Consumer Staples (c)		14,446,653
		18,448,272
Energy — 6.8%
Archrock, Inc.	289,861	2,855,131
Delek US Holdings, Inc. (a)	102,265	1,624,991
PDC Energy, Inc. (b)	30,679	1,926,334
QEP Resources, Inc. (a)	114,028	2,044,522
TETRA Technologies, Inc. (a)(b)	266,146	1,916,251
Other Energy (c)		26,340,495
		36,707,724
Financials — 9.4%
Enova International, Inc. (b)	195,428	1,721,721
Other Financials (c)		49,369,906
		51,091,627
Health Care — 22.1%
Acceleron Pharma, Inc. (a)(b)	58,722	1,758,724
BioSpecifics Technologies Corporation (a)(b)	45,167	1,606,138
Cantel Medical Corporation (a)	24,999	1,674,683
Collegium Pharmaceutical, Inc. (a)(b)	96,176	1,833,115
Cynosure, Inc. - Class A (a)(b)	37,601	1,840,193
Five Prime Therapeutics, Inc. (a)(b)	37,198	1,770,253
Genomic Health, Inc. (a)(b)	62,293	1,637,060
Heska Corporation (a)(b)	66,027	2,020,426
HMS Holdings Corporation (a)(b)	120,226	2,030,617
Infinity Pharmaceuticals, Inc. (a)(b)	311,962	1,809,380
Invacare Corporation (a)	147,273	1,655,349
Magellan Health, Inc. (a)(b)	29,121	2,051,866
Masimo Corporation (a)(b)	41,507	1,799,328
Orthofix International N.V. (a)(b)	45,465	1,989,548
PDL BioPharma, Inc. (a)	562,578	2,120,919
Prestige Brands Holdings, Inc. (a)(b)	28,205	1,601,480

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 92.3% (Continued)	Shares	Value
Health Care — 22.1% (Continued)
Rigel Pharmaceuticals, Inc. (a)(b)	616,178	$1,743,784
Sagent Pharmaceuticals, Inc. (a)(b)	149,261	1,737,398
Triple-S Management Corporation - Class B (a)(b)	78,690	2,049,088
Other Health Care (c)		84,571,375
		119,300,724
Industrials — 13.4%
Babcock & Wilcox Enterprises, Inc. (a)(b)	82,205	1,878,384
Harsco Corporation (a)	249,661	1,770,096
Ply Gem Holdings, Inc. (a)(b)	136,292	1,996,678
SkyWest, Inc. (a)	77,764	1,827,454
SPX Corporation (a)	113,892	1,833,661
YRC Worldwide, Inc. (a)(b)	184,098	1,693,702
Other Industrials (c)		61,704,689
		72,704,664
Information Technology — 15.8%
Autobytel, Inc. (a)(b)	100,551	1,669,147
Black Box Corporation (a)	116,823	1,707,952
EarthLink Holdings Corporation (a)	324,470	1,885,171
Hutchinson Technology, Inc. (a)(b)	454,061	1,657,323
Insight Enterprises, Inc. (a)(b)	78,942	1,950,657
Mentor Graphics Corporation (a)	80,816	1,613,087
Rackspace Hosting, Inc. (a)(b)	69,894	1,598,476
Rubicon Project, Inc. (The) (b)	94,029	1,821,342
Unisys Corporation (a)(b)	228,748	1,763,647
Other Information Technology (c)		69,984,267
		85,651,069
Materials — 4.3%
SunCoke Energy, Inc. (a)	246,985	1,835,099
Other Materials (c)		21,587,252
		23,422,351
Telecommunication Services — 1.5%
IDT Corporation - Class B (a)	104,399	1,601,481
Other Telecommunication Services (c)		6,173,048
		7,774,529
Utilities — 0.5%
Other Utilities (c)		2,724,398

Total Common Stocks (Cost $460,601,321)		$499,527,383

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
INVESTMENT COMPANIES — 3.9%	Shares	Value
Other Investment Companies (Cost $19,221,251) (c)		$21,018,835

WARRANTS — 0.0%	Shares	Value
Imperial Holdings, Inc. (b) (d) (Cost $0)	1,663	$0

MONEY MARKET FUNDS — 0.1%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.21% (a) (e)	104,582	$104,582
UMB Money Market Fiduciary, 0.01% (a) (e)	445,836	445,836
Total Money Market Funds (Cost $550,418)		$550,418

Total Investments at Value — 96.3% (Cost $480,372,990)		$521,096,636

Other Assets in Excess of Liabilities — 3.7% (f)		20,004,486

Net Assets — 100.0%		$541,101,122

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	All or a portion of the shares have been committed as collateral for open short positions.

(b)	Non-income producing security.

(c)

Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of April 30, 2016.

(d)

Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at April 30, 2016 representing 0.0% of net assets (Note 2).

(e)	The rate shown is the 7-day effective yield as of April 30, 2016.

(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT April 30, 2016 (Unaudited)
COMMON STOCKS — 80.8%	Shares	Value
Consumer Discretionary — 12.9%
Auto Components — 0.8%
Ballard Power Systems, Inc.	42,988	$68,781
Dorman Products, Inc.	8,974	482,711
Drew Industries, Inc.	1,237	80,195
Federal Mogul Holdings Corporation	74,018	683,926
Fox Factory Holding Corporation	43,719	756,776
Gentex Corporation	5,777	92,663
Motorcar Parts of America, Inc.	19,368	621,132
Spartan Motors, Inc.	56	272
Standard Motor Products, Inc.	8,098	287,560
Strattec Security Corporation	17,651	933,738
Visteon Corporation	2,927	233,194
		4,240,948
Automobiles — 0.1%
Harley-Davidson, Inc.	59	2,822
Kandi Technologies Group, Inc.	37,723	271,228
Tesla Motors, Inc.	338	81,377
Winnebago Industries, Inc.	5,393	116,705
Workhorse Group, Inc.	27,010	208,787
		680,919
Distributors — 0.0% (a)
Fenix Parts, Inc.	18,261	92,035
LKQ Corporation	170	5,448
Weyco Group, Inc.	1,016	28,489
		125,972
Diversified Consumer Services — 1.3%
2U, Inc.	51,259	1,436,790
Carriage Services, Inc.	5,315	129,845
Collectors Universe, Inc.	2,121	36,884
DeVry Education Group, Inc.	15,023	260,649
Grand Canyon Education, Inc.	20,681	904,380
H&R Block, Inc.	4,271	86,445
ITT Educational Services, Inc.	119,625	257,194
Liberty Tax, Inc.	5,592	66,824
LifeLock, Inc.	46,442	540,585
Matthews International Corporation - Class A	3,145	165,553
Outerwall, Inc.	37,751	1,559,494
Weight Watchers International, Inc.	139,566	1,807,380
		7,252,023
Hotels, Restaurants & Leisure — 2.8%
Amaya, Inc.	10,161	139,511
Belmond Ltd. - Class A	6,653	60,941
Bob Evans Farms, Inc.	593	27,005

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Consumer Discretionary — 12.9% (Continued)
Hotels, Restaurants & Leisure — 2.8% (Continued)
Caesars Entertainment Corporation	63,986	$437,024
Chipotle Mexican Grill, Inc.	216	90,930
Chuy's Holdings, Inc.	1,523	46,512
ClubCorp Holdings, Inc.	17,021	227,230
Del Frisco's Restaurant Group, Inc.	12,167	193,820
Del Taco Restaurants, Inc.	4,451	40,282
Diamond Resorts International, Inc.	58,162	1,233,616
Dunkin' Brands Group, Inc.	1,855	86,257
Empire Resorts, Inc.	35,239	586,025
Good Times Restaurants, Inc.	1,376	4,252
Habit Restaurants, Inc. (The) - Class A	55,883	936,040
Interval Leisure Group, Inc.	63,615	898,244
Intrawest Resorts Holdings, Inc.	293	2,532
Jamba, Inc.	104,047	1,351,571
Kona Grill, Inc.	23,235	309,490
Las Vegas Sands Corporation	152	6,863
Marriott Vacations Worldwide Corporation	2,365	148,144
McDonald's Corporation	133	16,823
Noodles & Company	109,717	1,223,345
Papa Murphy's Holdings, Inc.	143,041	1,796,595
Planet Fitness, Inc. - Class A	63,035	968,218
Rave Restaurant Group, Inc.	62	309
RCI Hospitality Holdings, Inc.	4,730	48,482
Red Robin Gourmet Burgers, Inc.	226	14,658
SeaWorld Entertainment, Inc.	44,924	895,335
Shake Shack, Inc. - Class A	35,161	1,284,080
Starwood Hotels & Resorts Worldwide, Inc.	154	12,609
Town Sports International Holdings, Inc.	9,491	31,605
Wingstop, Inc.	7,551	188,322
Wynn Resorts Ltd.	607	53,598
Zoe's Kitchen, Inc.	48,446	1,816,241
		15,176,509
Household Durables — 1.5%
Beazer Homes USA, Inc.	2,323	19,095
Century Communities, Inc.	13,184	227,292
Ethan Allen Interiors, Inc.	25,635	872,615
GoPro, Inc. - Class A	108,964	1,377,305
Green Brick Partners, Inc.	131,519	969,295
Hooker Furniture Corporation	930	23,064
Installed Building Products, Inc.	3,554	94,465
iRobot Corporation	15,549	581,222
KB Home	100,190	1,359,578
LGI Homes, Inc.	55,151	1,544,780

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Consumer Discretionary — 12.9% (Continued)
Household Durables — 1.5% (Continued)
Newell Brands, Inc.	591	$26,914
PulteGroup, Inc.	4,787	88,033
SodaStream International Ltd.	4,933	67,681
Taylor Morrison Home Corporation - Class A	7,591	109,311
Tupperware Brands Corporation	5,856	340,058
Turtle Beach Corporation	2,630	2,919
Vuzix Corporation	38,724	182,390
ZAGG, Inc.	10,028	80,324
		7,966,341
Internet & Catalog Retail — 0.7%
Etsy, Inc.	37,869	332,490
Expedia, Inc.	107	12,387
Gaiam, Inc. - Class A	9,759	64,702
Groupon, Inc.	9,779	35,400
Lands' End, Inc.	37,221	905,587
MakeMyTrip Ltd.	2,602	47,773
Netflix, Inc.	930	83,728
PetMed Express, Inc.	31,792	581,794
TripAdvisor, Inc.	449	29,001
Wayfair, Inc. - Class A	38,070	1,437,142
		3,530,004
Leisure Equipment & Products — 0.0% (a)
Escalade, Inc.	1,103	13,159

Leisure Products — 0.3%
JAKKS Pacific, Inc.	23,160	173,700
Smith & Wesson Holding Corporation	37,399	816,420
Sturm Ruger & Company, Inc.	6,653	425,992
		1,416,112
Media — 1.6%
AMC Networks, Inc. - Class A	393	25,635
Central European Media Enterprises Ltd. - Class A	16,337	43,456
Charter Communications, Inc. - Class A	196	41,599
Cinemark Holdings, Inc.	97	3,361
Clear Channel Outdoor Holdings, Inc. - Class A	22,029	112,568
Daily Journal Corporation	1,198	235,287
Entercom Communications Corporation - Class A	3,559	40,359
Eros International plc	71,823	960,992
Hemisphere Media Group, Inc.	3,856	46,118
IDI, Inc.	57,590	301,196
IMAX Corporation	18,506	592,192
Liberty Broadband - Series C	74	4,237
Media General, Inc.	67,377	1,167,643

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Consumer Discretionary — 12.9% (Continued)
Media — 1.6% (Continued)
Meredith Corporation	2,808	$144,079
New Media Investment Group, Inc.	35,327	566,998
Nexstar Broadcasting Group, Inc. - Class A	1,028	52,767
Omnicom Group, Inc.	1,062	88,114
Pandora Media, Inc.	140,125	1,391,441
Regal Entertainment Group - Class A	42,049	876,722
Saga Communications, Inc. - Class A	491	20,647
Scholastic Corporation	555	20,191
Scripps Networks Interactive, Inc. - Class A	1,347	83,986
Thomson Reuters Corporation	49	2,015
Walt Disney Company (The)	294	30,359
World Wrestling Entertainment, Inc. - Class A	108,063	1,798,168
		8,650,130
Multiline Retail — 0.4%
Bon-Ton Stores, Inc. (The)	508	1,184
Fred's, Inc. - Class A	22,898	335,914
Sears Holdings Corporation	122,012	1,997,946
Target Corporation	171	13,594
		2,348,638
Specialty Retail — 2.8%
Aaron's, Inc.	6,614	173,353
Abercrombie & Fitch Company - Class A	663	17,722
America's Car-Mart, Inc.	13,814	367,038
Boot Barn Holdings, Inc.	72,917	597,919
Buckle, Inc. (The)	46,838	1,355,492
CarMax, Inc.	1,691	89,538
Chico's FAS, Inc.	44,404	559,934
Children's Place, Inc. (The)	415	32,333
Christopher & Banks Corporation	432	1,123
Conn's, Inc.	163,499	2,246,476
CST Brands, Inc.	992	37,468
DavidsTea, Inc.	7,137	80,006
Destination Maternity Corporation	3,848	26,821
Destination XL Group, Inc.	22,715	121,980
Dick's Sporting Goods, Inc.	37	1,715
Group 1 Automotive, Inc.	2,393	157,555
Guess?, Inc.	17,729	325,327
hhgregg, Inc.	4,383	8,547
Hibbett Sports, Inc.	39,369	1,421,221
Lowe's Companies, Inc.	132	10,035
Lumber Liquidators Holdings, Inc.	136,254	2,031,547
Mattress Firm Holding Corporation	31,894	1,244,504
Monro Muffler Brake, Inc.	3,877	268,366

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Consumer Discretionary — 12.9% (Continued)
Specialty Retail — 2.8% (Continued)
New York & Company, Inc.	1,183	$4,401
Penske Automotive Group, Inc.	5,854	229,067
Rent-A-Center, Inc.	11,289	165,948
Restoration Hardware Holdings, Inc.	12,150	525,731
Sears Hometown and Outlet Stores, Inc.	1,033	6,993
Select Comfort Corporation	54,065	1,334,324
Stein Mart, Inc.	655	4,742
Ulta Salon Cosmetics & Fragrance, Inc.	434	90,394
Vitamin Shoppe, Inc.	51,412	1,407,146
Zumiez, Inc.	7,185	120,564
		15,065,330
Textiles, Apparel & Luxury Goods — 0.6%
Cherokee, Inc.	33,761	528,022
Crocs, Inc.	14,311	119,497
Deckers Outdoor Corporation	494	28,558
G-III Apparel Group Ltd.	610	27,603
Iconix Brand Group, Inc.	84,130	713,422
Lakeland Industries, Inc.	5,180	45,014
lululemon athletica, Inc.	1,191	78,070
Sequential Brands Group, Inc.	259,995	1,442,972
Skechers U.S.A., Inc. - Class A	367	12,129
Superior Uniform Group, Inc.	2,271	43,194
Under Armour, Inc. - Class A	2,089	91,791
Vera Bradley, Inc.	4,438	77,843
		3,208,115
Consumer Staples — 2.7%
Beverages — 0.1%
Boston Beer Company, Inc. - Class A	3,614	564,073
Coca-Cola Company (The)	364	16,307
MGP Ingredients, Inc.	825	21,797
		602,177
Food & Staples Retailing — 0.4%
Chefs' Warehouse, Inc. (The)	21,867	421,377
Diplomat Pharmacy, Inc.	12,063	365,388
Natural Grocers by Vitamin Cottage, Inc.	110,669	1,478,538
Sprouts Farmers Market, Inc.	1,143	32,084
Whole Foods Market, Inc.	1,067	31,028
		2,328,415
Food Products — 1.4%
Alico, Inc.	25,301	731,452
Amira Nature Foods Ltd.	42,440	307,690
Blue Buffalo Pet Products, Inc	3,766	93,246
Calavo Growers, Inc.	320	18,294

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Consumer Staples — 2.7% (Continued)
Food Products — 1.4% (Continued)
Cal-Maine Foods, Inc.	36,547	$1,855,126
Campbell Soup Company	43	2,653
Flowers Foods, Inc.	4,737	90,761
Freshpet, Inc.	145,306	1,203,134
Hormel Foods Corporation	551	21,241
Inventure Foods, Inc.	195,217	1,397,754
Kraft Heinz Company (The)	381	29,745
Limoneira Company	10,993	196,665
Pilgrim's Pride Corporation	3,758	101,128
S&W Seed Company	2,978	13,639
Sanderson Farms, Inc.	12,377	1,135,466
Tootsie Roll Industries, Inc.	2,182	77,766
		7,275,760
Household Products — 0.2%
HRG Group, Inc.	47,367	682,085
Orchids Paper Products Company	5,661	173,623
Spectrum Brands Holdings, Inc.	804	91,334
WD-40 Company	1,957	200,201
		1,147,243
Personal Products — 0.6%
China-Biotics, Inc. (b)	535,616	0
Coty, Inc. - Class A	2,583	78,523
Elizabeth Arden, Inc.	64,058	655,313
Herbalife Ltd.	1,010	58,530
Natural Health Trends Corporation	55,562	2,010,789
Neptune Technologies & Bioresources, Inc.	1,118	1,297
Nu Skin Enterprises, Inc. - Class A	4,226	172,294
United-Guardian, Inc.	2,161	38,898
USANA Health Sciences, Inc.	93	11,015
		3,026,659
Tobacco — 0.0% (a)
Universal Corporation	2,774	151,322
Vector Group Ltd.	927	20,023
		171,345
Energy — 7.5%
Energy Equipment & Services — 2.8%
Atwood Oceanics, Inc.	40,598	392,177
Basic Energy Services, Inc.	782,288	2,503,322
Bristow Group, Inc.	4,125	94,545
C&J Energy Services Ltd.	530,878	769,773
CARBO Ceramics, Inc.	78,391	1,164,106
Ensco plc - Class A	5,218	62,407
Era Group, Inc.	988	9,416

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Energy — 7.5% (Continued)
Energy Equipment & Services — 2.8% (Continued)
Forum Energy Technologies, Inc.	12,742	$213,301
Geospace Technologies Corporation	58,704	960,397
Gulfmark Offshore, Inc. - Class A	254,961	1,728,636
Helmerich & Payne, Inc.	1,425	94,221
Hercules Offshore, Inc.	1,577	3,280
Hornbeck Offshore Services, Inc.	123,843	1,453,917
Independence Contract Drilling, Inc.	8,361	33,277
McDermott International, Inc.	21,116	95,867
Natural Gas Services Group, Inc.	26,855	617,396
Newpark Resources, Inc.	8,344	38,966
Noble Corporation plc	75,574	848,696
Ocean Rig UDW, Inc.	113,140	237,594
Oceaneering International, Inc.	5,421	198,680
Oil States International, Inc.	5,137	177,946
Precision Drilling Corporation	12,235	63,622
RPC, Inc.	6,388	96,586
Schlumberger Ltd.	1	29
SEACOR Holdings, Inc.	17,141	1,007,377
Seadrill Ltd.	336,700	1,609,426
Synthesis Energy Systems, Inc.	71,186	85,423
Tesco Corporation	22,592	213,720
Tidewater, Inc.	35,247	308,764
US Silica Holdings, Inc.	168	4,292
		15,087,159
Oil, Gas & Consumable Fuels — 4.7%
Amyris, Inc.	235,381	240,089
Antero Resources Corporation	1,446	40,922
Apache Corporation	366	19,910
Approach Resources, Inc.	35,804	104,906
Ardmore Shipping Corporation	1,534	14,343
Bill Barrett Corporation	2,128	16,939
Bonanza Creek Energy, Inc.	121,310	470,683
California Resources Corporation	319,165	702,164
Centrus Energy Corporation - Class A	12,369	39,457
Chesapeake Energy Corporation	256,412	1,761,550
Clayton Williams Energy, Inc.	85,805	1,555,645
Clean Energy Fuels Corporation	38,924	111,323
Cloud Peak Energy, Inc.	251,111	554,955
Cobalt International Energy, Inc.	54,657	176,542
CONSOL Energy, Inc.	6,095	91,730
Continental Resources, Inc.	626	23,325
Denbury Resources, Inc.	370,531	1,430,250
Dorian LPG Ltd.	28,763	292,232

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Energy — 7.5% (Continued)
Oil, Gas & Consumable Fuels — 4.7% (Continued)
Eclipse Resources Corporation	65,968	$160,302
Enbridge Energy Management, LLC	1	26
EnLink Midstream, LLC	164	2,350
EP Energy Corporation - Class A	88,502	434,545
Erin Energy Corporation	5,090	10,180
Evolution Petroleum Corporation	1,478	8,188
EXCO Resources, Inc.	207,756	315,789
Exxon Mobil Corporation	312	27,581
Gastar Exploration, Inc.	93,840	186,742
Gener8 Maritime, Inc.	8,639	62,460
Halcon Resources Corporation	233,671	285,079
Hallador Energy Company	6,702	31,298
Jones Energy, Inc. - Class A	213,776	1,026,125
Laredo Petroleum, Inc.	122,678	1,494,218
Lucas Energy, Inc.	1,727	7,288
Navios Maritime Acquisition Corporation	698	1,347
Nordic American Offshore Ltd.	178,010	1,012,877
Nordic American Tankers Ltd.	135,669	2,090,659
Northern Oil & Gas, Inc.	29,563	161,414
Oasis Petroleum, Inc.	91,274	884,445
Pacific Ethanol, Inc.	47,392	224,164
Parsley Energy, Inc. - Class A	8,773	205,464
Peabody Energy Corporation	1	1
Pengrowth Energy Corporation	29,824	48,911
Range Resources Corporation	2,434	107,364
Renewable Energy Group, Inc.	24,120	234,446
REX American Resources Corporation	2,808	152,671
Rex Energy Corporation	156,176	157,738
Sanchez Energy Corporation	112,093	1,007,716
Ship Finance International Ltd.	5,126	77,761
SM Energy Company	34,404	1,072,029
Solazyme, Inc.	980,359	2,294,040
Southwestern Energy Company	29,657	398,293
Stone Energy Corporation	83,286	81,629
Synergy Resources Corporation	18,607	134,342
W&T Offshore, Inc.	849,883	2,048,218
Westmoreland Coal Company	33	235
Whiting Petroleum Corporation	124,872	1,498,464
WPX Energy, Inc.	5,126	49,518
		25,642,882
Financials — 10.0%
Banks — 3.8%
1st Century Bancshares, Inc.	1,675	18,442

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Financials — 10.0% (Continued)
Banks — 3.8% (Continued)
Access National Corporation	6,222	$122,324
American National Bankshares, Inc.	1,051	28,093
American River Bankshares	68	688
Ameris Bancorp	6,277	197,098
Ames National Corporation	102	2,631
Arrow Financial Corporation	1,562	43,986
Associated Banc-Corp	266	4,852
Banco Latinoamericano de Comericio Exterior S.A.	262	6,775
Bancorp, Inc. (The)	128,717	729,825
Bank of Hawaii Corporation	4,962	339,450
Bank of Marin Bancorp	53	2,598
Banner Corporation	2,983	127,613
Bar Harbor Bankshares	1,111	38,552
BBCN Bancorp, Inc.	805	12,574
BCB Bancorp, Inc.	1,283	12,984
Blue Hills Bancorp, Inc.	2,115	30,837
BOK Financial Corporation	1,073	64,573
Boston Private Financial Holdings, Inc.	9,994	122,127
Bridge Bancorp, Inc.	15,678	477,238
Bryn Mawr Bank Corporation	44,546	1,265,997
C1 Financial, Inc.	4,886	119,854
Camden National Corporation	954	41,509
Capital City Bank Group, Inc.	6,374	94,463
Carolina Bank Holdings, Inc.	68	1,022
Chemical Financial Corporation	2,233	85,881
Chemung Financial Corporation	159	4,231
Citizens & Northern Corporation	223	4,502
City Holding Company	30,459	1,496,146
Civista Bancshares, Inc.	41	472
CoBiz Financial, Inc.	10,726	129,892
Columbia Banking System, Inc.	361	10,646
Community Bank System, Inc.	19,938	788,947
Community Trust Bancorp, Inc.	351	12,590
ConnectOne Bancorp, Inc.	7,591	130,641
Cullen/Frost Bankers, Inc.	893	57,143
CVB Financial Corporation	23,167	398,009
Enterprise Bancorp, Inc.	18	434
Enterprise Financial Services Corporation	189	5,173
Farmers Capital Bank Corporation	3,099	87,113
First Bancorp (North Carolina)	1,579	32,212
First Busey Corporation	1,193	24,385
First Business Financial Services, Inc.	5,429	137,408
First Commonwealth Financial Corporation	21,561	197,930

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Financials — 10.0% (Continued)
Banks — 3.8% (Continued)
First Financial Bankshares, Inc.	65,654	$2,125,876
First Financial Corporation	706	25,014
First Interstate BancSystem, Inc. - Class A	6,815	184,686
First Merchants Corporation	968	24,829
First NBC Bank Holding Company	12,545	272,728
First Niagara Financial Group, Inc.	3,081	32,535
FirstMerit Corporation	306	6,781
German American Bancorp, Inc.	2,891	93,177
Hampton Roads Bankshares, Inc.	14,352	25,259
Hancock Holding Company	1,849	48,019
Heritage Financial Corporation	16,602	306,307
Heritage Oaks Bancorp	2,522	21,059
Independent Bank Corporation (Michigan)	347	5,257
Lakeland Bancorp, Inc.	46,463	515,275
LegacyTexas Financial Group, Inc.	24	592
Mackinac Financial Corporation	754	8,007
MB Financial, Inc.	477	16,580
MidSouth Bancorp, Inc.	9,886	89,468
MidWestOne Financial Group, Inc.	2,524	71,581
Monarch Financial Holdings, Inc.	181	3,329
National Bank Holdings Corporation - Class A	4,281	85,577
National Bankshares, Inc.	38	1,368
NBT Bancorp, Inc.	765	21,680
Northrim BanCorp, Inc.	69	1,780
OFG Bancorp	64,637	570,745
Old National Bancorp	2,991	40,079
Pacific Mercantile Bancorp	3,075	23,093
Park National Corporation	2,947	270,535
Park Sterling Corporation	32,175	234,877
Penns Woods Bancorp, Inc.	5,240	218,089
Peoples Bancorp, Inc.	28,789	618,676
Peoples Financial Services Corporation	1,997	78,722
Prosperity Bancshares, Inc.	3,589	189,392
QCR Holdings, Inc.	604	15,565
Republic First Bancorp, Inc.	224	1,042
S&T Bancorp, Inc.	10,201	261,860
Sandy Spring Bancorp, Inc.	88	2,516
Seacoast Banking Corporation of Florida	17,297	280,557
Simmons First National Corporation - Class A	111	5,184
Southside Bancshares, Inc.	38,166	1,114,829
Southwest Bancorp, Inc.	29,622	475,433
State Bank Financial Corporation	5,591	116,740
Stock Yards Bancorp, Inc.	1,379	55,767

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Financials — 10.0% (Continued)
Banks — 3.8% (Continued)
Sun Bancorp, Inc./NJ	728	$15,645
TowneBank	611	12,831
Trustmark Corporation	1,385	33,946
UMB Financial Corporation	9,629	536,817
Union Bankshares Corporation	134	3,539
United Bankshares, Inc.	33,167	1,283,231
Univest Corporation of Pennsylvania	7,083	139,818
Veritex Holdings, Inc.	3,171	49,119
Washington Trust Bancorp, Inc.	5,505	201,648
WesBanco, Inc.	12,209	392,275
West Bancorporation, Inc.	76	1,417
Westamerica Bancorporation	34,519	1,681,766
Wilshire Bancorp, Inc.	3,095	33,333
Wintrust Financial Corporation	2,221	115,536
Yadkin Financial Corporation	1	25
		20,571,271
Capital Markets — 0.8%
Artisan Partners Asset Management, Inc. - Class A	326	10,533
Capitala Finance Corporation	3,383	45,772
Cowen Group, Inc. - Class A	160,071	557,847
Diamond Hill Investment Group, Inc.	294	51,526
FBR & Company	2,351	43,493
Federated Investors, Inc. - Class B	2,403	75,935
Fidus Investment Corporation	2,081	33,171
Financial Engines, Inc.	9,431	303,773
FS Investment Corporation	154	1,434
FXCM, Inc. - Class A	18,308	213,471
Gladstone Capital Corporation	4,930	37,665
Greenhill & Company, Inc.	7,083	155,968
GSV Capital Corporation	12,952	74,215
Harvest Capital Credit Corporation	70	905
INTL FCStone, Inc.	216	5,897
Ladenburg Thalmann Financial Services, Inc.	10,748	28,805
LPL Financial Holdings, Inc.	42,074	1,110,754
Main Street Capital Corporation	3,887	121,352
Manning & Napier, Inc.	38,739	331,218
OFS Capital Corporation	110	1,452
OHA Investment Corporation	3,090	8,745
PJT Partners, Inc. - Class A	3,275	73,098
Prospect Capital Corporation	20,591	154,021
Pzena Investment Management, Inc. - Class A	7,380	66,863
Safeguard Scientifics, Inc.	15,753	217,391
Solar Senior Capital Ltd.	294	4,410

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Financials — 10.0% (Continued)
Capital Markets — 0.8% (Continued)
Stifel Financial Corporation	5,013	$164,978
T Rowe Price Group, Inc.	348	26,201
Triangle Capital Corporation	45	956
Virtu Financial, Inc. - Class A	2,113	44,056
Virtus Investment Partners, Inc.	1,469	114,905
Westwood Holdings Group, Inc.	171	9,841
		4,090,651
Consumer Finance — 0.6%
Atlanticus Holdings Corporation	31,353	94,686
Cash America International, Inc.	234	8,649
Credit Acceptance Corporation	506	99,312
Emergent Capital, Inc.	3,228	14,139
Encore Capital Group, Inc.	5,438	153,080
EZCORP, Inc. - Class A	173,549	859,067
First Cash Financial Services, Inc.	4,099	187,447
First Data Corporation - Class A	25,177	286,766
PRA Group, Inc.	2,243	74,423
Regional Management Corporation	7,661	126,560
World Acceptance Corporation	33,638	1,459,553
		3,363,682
Diversified Financial Services — 0.3%
CBOE Holdings, Inc.	46	2,850
CME Group, Inc.	417	38,326
Consumer Portfolio Services, Inc.	4,681	18,490
FNFV Group	848	9,133
Medallion Financial Corporation	34,597	266,397
On Deck Capital, Inc.	29,346	253,256
PHH Corporation	63,720	817,528
Resource America, Inc. - Class A	5,200	32,864
		1,438,844
Insurance — 1.1%
Ambac Financial Group, Inc.	1,929	31,308
American Equity Investment Life Holding Company	8,124	113,736
AmTrust Financial Services, Inc.	648	16,103
Arthur J. Gallagher & Company	440	20,257
Assurant, Inc.	42	3,552
Baldwin & Lyons, Inc. - Class B	40	977
Citizens, Inc.	141,658	1,154,513
Conifer Holdings, Inc.	1,718	11,648
Donegal Group, Inc. - Class A	6,773	103,695
Federated National Holding Company	4,490	85,534
Greenlight Capital Re Ltd. - Class A	19,545	420,804
HCI Group, Inc.	3,130	93,775

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Financials — 10.0% (Continued)
Insurance — 1.1% (Continued)
Maiden Holdings Ltd.	12,620	$154,343
MBIA, Inc.	105,822	825,412
Mercury General Corporation	815	43,113
National Western Life Group, Inc. - Class A	10	2,167
OneBeacon Insurance Group Ltd. - Class A	2,243	27,813
Patriot National, Inc.	165,028	1,373,033
Primerica, Inc.	13,494	668,763
State Auto Financial Corporation	1,006	20,633
Stewart Information Services Corporation	1,540	53,623
Third Point Reinsurance Ltd.	3,666	41,719
Torchmark Corporation	1,213	70,220
Universal Insurance Holdings, Inc.	44,295	780,035
W.R. Berkley Corporation	1,604	89,824
		6,206,600
Real Estate Investment Trusts (REIT) — 1.9%
Acadia Realty Trust	4,998	168,433
Agree Realty Corporation	60	2,327
Alexandria Real Estate Equities, Inc.	1,262	117,303
American Homes 4 Rent - Class A	1	16
CareTrust REIT, Inc.	25,060	318,763
CorEnergy Infrastructure Trust, Inc.	2	43
CoreSite Realty Corporation	319	23,903
Crown Castle International Corporation	218	18,940
CyrusOne, Inc.	3,725	164,384
Douglas Emmett, Inc.	790	25,636
Duke Realty Corporation	20,496	448,248
DuPont Fabros Technology, Inc.	4,077	162,346
Easterly Government Properties, Inc.	13,041	240,606
Education Realty Trust, Inc.	2,279	90,636
Extra Space Storage, Inc.	8,226	698,799
Federal Realty Investment Trust	4,618	702,305
Gaming and Leisure Properties, Inc.	1,391	45,611
Gladstone Commercial Corporation	249	4,191
Government Properties Income Trust	24,734	467,967
Gramercy Property Trust	30,771	260,630
HCP, Inc.	939	31,766
Healthcare Realty Trust, Inc.	4,626	140,075
Healthcare Trust of America, Inc. - Class A	7,011	202,548
Iron Mountain, Inc.	499	18,229
Liberty Property Trust	5,009	174,814
LTC Properties, Inc.	15,481	718,164
Monogram Residential Trust, Inc.	6,428	65,116
National Storage Affiliates Trust	5,368	104,783

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Financials — 10.0% (Continued)
Real Estate Investment Trusts (REIT) — 1.9% (Continued)
New Senior Investment Group, Inc.	13,149	$142,009
Northstar Realty Europe Corporation	15,614	186,275
Physicians Realty Trust	1,608	29,153
Prologis, Inc.	3,467	157,437
Public Storage	488	119,467
QTS Realty Trust, Inc. - Class A	2,946	142,645
Realty Income Corporation	5,616	332,467
Regency Centers Corporation	3,157	232,671
Retail Properties of America, Inc. - Class A	93	1,487
Seritage Growth Properties - Class A	2,131	113,731
STAG Industrial, Inc.	35,869	715,945
Universal Health Realty Income Trust	220	12,012
Urstadt Biddle Properties, Inc. - Class A	5,849	120,255
Ventas, Inc.	3,927	243,945
Walter Investment Management Corporation	225,404	1,634,179
Welltower, Inc.	10,432	724,189
Whitestone REIT	11,097	149,033
		10,473,482
Real Estate Management & Development — 0.3%
Alexander & Baldwin, Inc.	257	9,828
Altisource Portfolio Solutions S.A.	11,993	375,261
AV Homes, Inc.	6,195	71,242
Consolidated-Tomoka Land Company	2,101	103,579
Forestar Group, Inc.	35,800	483,300
Realogy Holdings Corporation	81	2,895
St. Joe Company (The)	21,072	355,063
Tejon Ranch Company	4,340	97,737
		1,498,905
Thrifts & Mortgage Finance — 1.2%
Atlantic Coast Financial Corporation	388	2,491
Banc of California, Inc.	10,950	222,833
Bank Mutual Corporation	356	2,877
BankFinancial Corporation	11,495	142,078
BBX Capital Corporation - Class A	1,591	24,533
BofI Holding, Inc.	84,300	1,717,191
BSB Bancorp, Inc.	104	2,472
Cheviot Financial Corporation	657	9,829
Clifton Bancorp, Inc.	19,319	287,467
Hingham Institution for Savings	35	4,480
HomeStreet, Inc.	12,214	263,212
Impac Mortgage Holdings, Inc.	91,380	1,297,596
Kearny Financial Corporation	2,444	30,843
Lake Sunapee Bank Group	537	7,647

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Financials — 10.0% (Continued)
Thrifts & Mortgage Finance — 1.2% (Continued)
LendingTree, Inc.	14,892	$1,332,387
Meridian Bancorp, Inc.	1,029	15,044
MMA Capital Management, LLC	26	417
Northfield Bancorp, Inc.	10,419	165,245
Northwest Bancshares, Inc.	30,909	433,344
OceanFirst Financial Corporation	7,328	142,749
Ocwen Financial Corporation	6,887	15,565
People's United Financial, Inc.	2,402	37,231
Stonegate Mortgage Corporation	8,977	51,797
Timberland Bancorp, Inc.	3	42
TrustCo Bank Corporation	30,679	196,652
United Financial Bancorp, Inc.	16,222	210,562
Waterstone Financial, Inc.	1,255	17,595
WSFS Financial Corporation	315	10,754
		6,644,933
Health Care — 19.5%
Biotechnology — 9.1%
Abeona Therapeutics, Inc.	30,661	83,398
ACADIA Pharmaceuticals, Inc.	6,765	218,509
Actinium Pharmaceuticals, Inc.	848	1,594
Adamas Pharmaceuticals, Inc.	7,765	131,073
Advaxis, Inc.	7,950	61,533
Aegerion Pharmaceuticals, Inc.	58,622	167,073
Aeterna Zentaris, Inc.	26,055	105,523
Agios Pharmaceuticals, Inc.	609	29,811
Akebia Therapeutics, Inc.	10,563	99,187
Alder Biopharmaceuticals, Inc.	58,809	1,561,379
Amicus Therapeutics, Inc.	106,678	796,885
Anacor Pharmaceuticals, Inc.	346	21,708
Anavex Life Sciences Corporation	69,373	378,777
Aquinox Pharmaceuticals, Inc.	13,190	107,367
Argos Therapeutics, Inc.	49,696	310,103
ARIAD Pharmaceuticals, Inc.	116,178	834,158
Array BioPharma, Inc.	204,686	652,948
Arrowhead Pharmaceuticals, Inc.	231,569	1,340,785
Asterias Biotherapeutics, Inc.	2,498	10,716
Athersys, Inc.	70,693	163,301
aTyr Pharma, Inc.	56,466	201,019
Aurinia Pharmaceuticals, Inc.	1,507	4,400
Axovant Sciences Ltd.	1,619	21,047
Bio Blast Pharma Ltd.	11,451	26,108
BioTime, Inc.	105,448	307,908
bluebird bio, Inc.	1,575	69,851

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Health Care — 19.5% (Continued)
Biotechnology — 9.1% (Continued)
Catabasis Pharmaceuticals, Inc.	349	$1,539
Catalyst Pharmaceutical, Inc.	15,108	10,273
Celator Pharmaceuticals, Inc.	41,659	627,801
Celldex Therapeutics, Inc.	76,154	304,616
Cellular Biomedicine Group, Inc.	4,608	79,580
Cerulean Pharma, Inc.	99	325
Chiasma, Inc.	273,263	920,896
Chimerix, Inc.	127,417	761,954
Clovis Oncology, Inc.	122,532	1,704,420
Codexis, Inc.	5,525	17,404
Conatus Pharmaceuticals, Inc.	10,346	29,693
CorMedix, Inc.	32,837	137,259
CytRx Corporation	239,738	781,546
Dynavax Technologies Corporation	10,269	168,514
Eagle Pharmaceuticals, Inc.	34,739	1,315,219
Editas Medicine, Inc.	2,441	80,675
Exact Sciences Corporation	11,201	78,631
Exelixis, Inc.	9,421	43,431
Fibrocell Science, Inc.	2,056	5,675
Flexion Therapeutics, Inc.	1,952	20,301
Galena Biopharma, Inc.	1,189,559	1,641,591
Genocea Biosciences, Inc.	215,101	946,444
Geron Corporation	16,538	48,787
GlycoMimetics, Inc.	705	4,441
Heron Therapeutics, Inc.	78,791	1,689,279
Idera Pharmaceuticals, Inc.	474,078	786,969
Ignyta, Inc.	577	3,993
Immunomedics, Inc.	127,911	454,084
Inotek Pharmaceuticals Corporation	26,631	260,984
Inovio Pharmaceuticals, Inc.	72,313	757,840
Insys Therapeutics, Inc.	123,846	1,794,529
Intercept Pharmaceuticals, Inc.	1,925	290,174
Invitae Corporation	34,997	333,871
Ionis Pharmaceuticals, Inc.	2,063	84,521
Ironwood Pharmaceuticals, Inc.	921	9,624
IsoRay, Inc.	22,521	25,899
Juno Therapeutics, Inc.	2,145	90,283
Karyopharm Therapeutics, Inc.	11,280	104,904
Keryx Biopharmaceuticals, Inc.	288,011	1,566,780
Kite Pharma, Inc.	323	14,948
La Jolla Pharmaceutical Company	22,460	415,735
Lion Biotechnologies, Inc.	43,767	248,159
Loxo Oncology, Inc.	28,765	663,033

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Health Care — 19.5% (Continued)
Biotechnology — 9.1% (Continued)
MacroCure Ltd.	66,442	$68,435
MannKind Corporation	1,238,315	1,671,725
MediciNova, Inc.	44,944	309,215
Merrimack Pharmaceuticals, Inc.	11,508	81,477
MiMedx Group, Inc.	21,471	161,677
Mirati Therapeutics, Inc.	4,236	87,770
Myriad Genetics, Inc.	1,713	61,668
NantKwest, Inc.	98,401	815,744
Nivalis Therapeutics, Inc.	11,379	48,133
Northwest Biotherapeutics, Inc.	677,113	947,958
Novavax, Inc.	181,287	949,944
Nymox Pharmaceutical Corporation	16,588	37,489
Ohr Pharmaceutical, Inc.	12,877	42,108
Omeros Corporation	98,474	1,304,780
Oncothyreon, Inc.	156,420	203,346
OPKO Health, Inc.	7,051	75,798
Organovo Holdings, Inc.	351,181	955,212
Osiris Therapeutics, Inc.	20,232	113,502
OvaScience, Inc.	108,179	906,540
Portola Pharmaceuticals, Inc.	22,539	535,527
Proteon Therapeutics, Inc.	36	351
PTC Therapeutics, Inc.	143,787	1,066,900
Puma Biotechnology, Inc.	22,839	700,929
Radius Health, Inc.	19,748	703,029
Regulus Therapeutics, Inc.	95,383	557,037
Sage Therapeutics, Inc.	36	1,357
Sarepta Therapeutics, Inc.	123,619	1,754,154
Seattle Genetics, Inc.	2,404	85,294
Seres Therapeutics, Inc.	570	16,826
Synergy Pharmaceuticals, Inc.	245,732	771,598
Synthetic Biologics, Inc.	809,577	1,805,357
TESARO, Inc.	4,302	178,275
Tobira Therapeutics, Inc.	16,279	128,116
Tonix Pharmaceuticals Holding Corporation	21,600	54,432
Tracon Pharmaceuticals, Inc.	1,803	13,054
Trovagene, Inc.	363,159	1,459,899
Ultragenyx Pharmaceutical, Inc.	2,540	171,755
Versartis, Inc.	13,170	119,320
Viking Therapeutics, Inc.	22,836	33,112
Vital Therapies, Inc.	31,618	270,966
vTv Therapeutics, Inc. - Class A	693	4,366
XBiotech, Inc.	67,517	860,842
Zafgen, Inc.	105,273	670,589

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Health Care — 19.5% (Continued)
Biotechnology — 9.1% (Continued)
ZIOPHARM Oncology, Inc.	182,780	$1,436,651
		49,275,042
Health Care Equipment & Supplies — 3.5%
Abaxis, Inc.	80	3,626
Accuray, Inc.	17,143	91,887
Amedica Corporation	63,253	98,675
Anika Therapeutics, Inc.	140	6,392
Antares Pharma, Inc.	31,563	34,719
Avinger, Inc.	105,011	1,216,027
AxoGen, Inc.	53,252	309,927
Biolase, Inc.	21,145	30,026
Cardiovascular Systems, Inc.	61,709	862,692
Cerus Corporation	4,193	26,248
ConforMIS, Inc.	125,533	1,555,354
CONMED Corporation	1,622	67,183
Corindus Vascular Robotics, Inc.	35,242	37,004
CytoSorbents Corporation	32,207	139,134
Derma Sciences, Inc.	14,563	50,679
DexCom, Inc.	1,322	85,110
Digirad Corporation	11,210	65,354
EndoChoice Holdings, Inc.	180,642	997,144
Entellus Medical, Inc.	227	3,301
GenMark Diagnostics, Inc.	201,903	1,193,247
Great Basin Scientific, Inc.	32,308	99,509
Greatbatch, Inc.	4,483	156,008
Hansen Medical, Inc.	27,081	109,678
Insulet Corporation	4,879	162,471
Invuity, Inc.	4,792	32,586
iRadimed Corporation	72,875	1,192,964
IRIDEX Corporation	101	1,156
LDR Holding Corporation	5,954	160,460
Meridian Bioscience, Inc.	5,660	108,163
Navidea Biopharmaceuticals, Inc.	198,692	274,195
Nevro Corporation	13,381	899,872
Novadaq Technologies, Inc.	1,957	21,918
Novocure Ltd.	14,862	191,720
Quidel Corporation	3,248	56,190
Quotient Ltd.	6,514	69,439
ReWalk Robotics Ltd.	6,651	60,258
Rockwell Medical, Inc.	244,213	2,258,970
Second Sight Medical Products, Inc.	292,267	1,382,423
Sientra, Inc.	96,695	785,163
Spectranetics Corporation (The)	11,443	194,531

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Health Care — 19.5% (Continued)
Health Care Equipment & Supplies — 3.5% (Continued)
STAAR Surgical Company	9,987	$77,000
SurModics, Inc.	626	12,595
Tandem Diabetes Care, Inc.	80,989	901,408
TransEnterix, Inc.	623,311	934,967
Vascular Solutions, Inc.	286	9,996
Wright Medical Group N.V.	67,453	1,266,767
ZELTIQ Aesthetics, Inc.	16,750	500,825
Zimmer Biomet Holdings, Inc.	736	85,207
		18,880,168
Health Care Providers & Services — 2.7%
AAC Holdings, Inc.	106,637	2,195,656
Aceto Corporation	307	6,886
Addus HomeCare Corporation	27,973	517,500
Adeptus Health, Inc. - Class A	30,165	2,054,840
Air Methods Corporation	13,713	507,107
AMN Healthcare Services, Inc.	25,075	890,413
Anthem, Inc.	20	2,815
BioScrip, Inc.	646,504	1,706,770
Centene Corporation	1	11
Ensign Group, Inc. (The)	1,403	31,652
ExamWorks Group, Inc.	18,520	667,646
Express Scripts Holding Company	37	2,728
Hanger, Inc.	4,970	34,243
InfuSystem Holdings, Inc.	14,421	51,916
Landauer, Inc.	26,855	932,943
MEDNAX, Inc.	1,234	87,972
Nobilis Health Corporation	195,789	826,230
Patterson Companies, Inc.	1,945	84,316
Psychemedics Corporation	1,760	25,344
Select Medical Holdings Corporation	46,263	618,999
Sharps Compliance Corporation	11,019	50,026
Teladoc, Inc.	169,399	2,058,198
Trupanion, Inc.	82,227	1,025,371
		14,379,582
Health Care Technology — 0.8%
Castlight Health, Inc. - Class B	264,100	950,760
Computer Programs & Systems, Inc.	20,576	1,056,166
Connecture, Inc.	1,356	3,133
Evolent Health, Inc. - Class A	43,493	522,351
Imprivata, Inc.	2,925	35,451
Inovalon Holdings, Inc. - Class A	55,453	948,246
Medidata Solutions, Inc.	2,666	116,318
Veeva Systems, Inc. - Class A	26,685	734,104
		4,366,529

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Health Care — 19.5% (Continued)
Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics, Inc.	149,463	$1,875,761
Albany Molecular Research, Inc.	9,395	141,395
Fluidigm Corporation	7,987	76,515
Illumina, Inc.	658	88,823
Luminex Corporation	2,710	54,471
Pacific Biosciences of California, Inc.	138,907	1,340,452
pSivida Corporation	16,413	47,105
Sequenom, Inc.	185,324	237,215
Waters Corporation	667	86,817
		3,948,554
Pharmaceuticals — 2.7%
AcelRx Pharmaceuticals, Inc.	3,418	11,553
Aclaris Therapeutics, Inc.	2,616	48,344
Aerie Pharmaceuticals, Inc.	15,139	240,105
Akorn, Inc.	14,381	365,996
Alcobra Ltd.	1,536	6,159
Alimera Sciences, Inc.	16,411	36,432
Allergan plc	29	6,280
Ampio Pharmaceuticals, Inc.	262,606	1,105,571
Aralez Pharmaceuticals, Inc.	55,821	218,260
Aratana Therapeutics, Inc.	152,023	913,658
Catalent, Inc.	301	8,889
Cempra, Inc.	3,264	55,260
Concordia Healthcare Corporation	3,092	90,101
ContraVir Pharmaceuticals, Inc.	4,050	4,050
Cynapsus Therapeutics, Inc.	3,618	43,561
Dipexium Pharmaceuticals, Inc.	531	6,892
Egalet Corporation	74,633	508,997
Endocyte, Inc.	33,017	128,766
EyeGate Pharmaceuticals, Inc.	59	202
Flex Pharma, Inc.	13,556	148,574
Foamix Pharmaceuticals Ltd.	7,681	48,467
Horizon Pharma plc	15,280	234,854
Innoviva, Inc.	48,042	592,838
Intellipharmaceutics International, Inc.	982	1,994
KemPharm, Inc.	15,336	253,964
Lannett Company, Inc.	599	11,489
Lipocine, Inc.	46,455	452,936
Marinus Pharmaceuticals, Inc.	35,637	195,647
Medicines Company (The)	6,071	216,067
MyoKardia, Inc.	309	3,535
Ocular Therapeutix, Inc.	48,585	596,624
Oculus Innovative Sciences, Inc.	100,962	99,952

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Health Care — 19.5% (Continued)
Pharmaceuticals — 2.7% (Continued)
Pain Therapeutics, Inc.	63,362	$155,871
Pernix Therapeutics Holdings, Inc.	32,907	24,684
Perrigo Company plc	258	24,941
Relypsa, Inc.	110,579	2,001,480
Revance Therapeutics, Inc.	359	6,598
Teligent, Inc.	302,986	1,672,483
Tetraphase Pharmaceuticals, Inc.	76,180	426,608
TherapeuticsMD, Inc.	83,152	686,004
Titan Pharmaceuticals, Inc.	1,443	8,586
Tokai Pharmaceuticals, Inc.	170,498	1,249,750
VIVUS, Inc.	836,895	1,380,877
XenoPort, Inc.	990	4,356
Zogenix, Inc.	15,104	154,816
Zynerba Pharmaceuticals, Inc.	3,443	28,060
		14,481,131
Industrials — 9.5%
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.	103,720	1,879,406
AeroVironment, Inc.	310	8,953
American Science & Engineering, Inc.	637	18,250
Astrotech Corporation	596	1,180
CPI Aerostructures, Inc.	3,469	23,936
Cubic Corporation	20,989	872,513
Engility Holdings, Inc.	7,832	154,056
Hexcel Corporation	532	24,084
KEYW Holding Corporation (The)	261,235	1,799,909
KLX, Inc.	974	32,843
National Presto Industries, Inc.	2,964	258,431
Rockwell Collins, Inc.	983	86,691
Sparton Corporation	3,579	76,805
TASER International, Inc.	43,784	799,496
TransDigm Group, Inc.	402	91,604
		6,128,157
Air Freight & Logistics — 0.1%
Echo Global Logistics, Inc.	625	14,606
Forward Air Corporation	3,203	145,993
Hub Group, Inc. - Class A	3,342	128,734
United Parcel Service, Inc. - Class B	380	39,927
XPO Logistics, Inc.	1,160	34,962
		364,222
Airlines — 0.1%
Copa Holdings S.A. - Class A	493	31,429
Virgin America, Inc.	6,190	344,721
		376,150

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Industrials — 9.5% (Continued)
Building Products — 0.5%
Advanced Drainage Systems, Inc.	42,805	$989,652
American Woodmark Corporation	1,296	94,401
Apogee Enterprises, Inc.	1,668	69,122
Armstrong Flooring, Inc.	1	7
Armstrong World Industries, Inc.	3,775	154,058
Griffon Corporation	68,071	1,076,202
MFRI, Inc.	831	5,800
Simpson Manufacturing Company, Inc.	6	226
Trex Company, Inc.	61	2,894
		2,392,362
Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	7,583	243,945
Acme United Corporation	3	51
Asta Funding, Inc.	1,271	12,723
Avery Dennison Corporation	43	3,122
Brady Corporation - Class A	493	13,060
CECO Environmental Corporation	62,538	412,751
Covanta Holding Corporation	42,410	689,587
Deluxe Corporation	501	31,453
Essendant, Inc.	6,015	185,202
Healthcare Services Group, Inc.	18,013	681,792
Hudson Technologies, Inc.	9,449	33,071
Interface, Inc.	7,775	132,330
Mobile Mini, Inc.	19,230	620,167
MSA Safety, Inc.	14,404	692,688
Rollins, Inc.	369	9,915
Stericycle, Inc.	51	4,874
Team, Inc.	656	18,848
TRC Companies, Inc.	3,994	34,189
US Ecology, Inc.	16,948	763,168
Waste Connections, Inc.	1,386	93,250
		4,676,186
Construction & Engineering — 0.7%
AECOM	788	25,602
Ameresco, Inc. - Class A	32,131	143,626
Argan, Inc.	18,000	615,240
Dycom Industries, Inc.	531	37,489
HC2 Holdings, Inc.	85,302	329,266
Jacobs Engineering Group, Inc.	700	31,206
Layne Christensen Company	171,468	1,524,350
MasTec, Inc.	1,514	34,307
NV5 Global, Inc.	25,017	621,172
Primoris Services Corporation	3,389	79,269

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Industrials — 9.5% (Continued)
Construction & Engineering — 0.7% (Continued)
Tutor Perini Corporation	13,758	$217,651
Willdan Group, Inc.	383	4,117
		3,663,295
Electrical Equipment — 1.7%
American Superconductor Corporation	28,433	283,193
China BAK Battery, Inc.	4,280	11,042
Energous Corporation	56,995	581,349
Energy Focus, Inc.	57,393	447,665
FuelCell Energy, Inc.	187,993	1,120,438
Generac Holdings, Inc.	2,338	89,125
Highpower International, Inc.	14,268	28,251
Ideal Power, Inc.	4,819	26,071
LSI Industries, Inc.	330	4,175
Plug Power, Inc.	919,319	1,893,797
Power Solutions International, Inc.	69,024	893,861
Preformed Line Products Company	140	5,876
Revolution Lighting Technology, Inc.	530	3,487
Rockwell Automation, Inc.	720	81,698
SolarCity Corporation	62,540	1,896,213
Sunrun, Inc.	236,699	1,865,188
Thermon Group Holdings, Inc.	6,176	115,738
		9,347,167
Industrial Conglomerates — 0.0% (a)
Raven Industries, Inc.	6,683	107,529

Machinery — 2.5%
Actuant Corporation - Class A	5,903	157,669
Altra Industrial Motion Corporation	33,918	973,447
American Railcar Industries, Inc.	3,821	156,699
Blue Bird Corporation	35,464	383,366
Briggs & Stratton Corporation	40,494	857,258
Caterpillar, Inc.	1,210	94,041
CIRCOR International, Inc.	4,440	250,638
Deere & Company	1,179	99,166
Donaldson Company, Inc.	309	10,098
Douglas Dynamics, Inc.	124	2,841
Eastern Company (The)	1,788	29,877
ExOne Company (The)	106,620	1,409,516
Flowserve Corporation	671	32,751
FreightCar America, Inc.	11,561	198,271
Gorman-Rupp Company (The)	164	4,640
Graco, Inc.	1,086	85,132
Graham Corporation	1,183	21,897

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Industrials — 9.5% (Continued)
Machinery — 2.5% (Continued)
Greenbrier Companies, Inc. (The)	252	$7,557
Hurco Companies, Inc.	22,504	728,680
Hyster-Yale Materials Handling, Inc.	1,264	77,420
Joy Global, Inc.	5,342	113,785
Kornit Digital Ltd.	8,382	84,910
Lincoln Electric Holdings, Inc.	50	3,133
Lindsay Corporation	30,185	2,307,945
Manitex International, Inc.	1,511	10,033
Manitowoc Company, Inc. (The)	1,570	8,949
Manitowoc Foodservice, Inc.	1,515	22,740
Middleby Corporation (The)	217	23,792
Milacron Holdings Corporation	88	1,507
Navistar International Corporation	61,861	933,482
Proto Labs, Inc.	19,857	1,188,044
RBC Bearings, Inc.	12,519	917,643
Sun Hydraulics Corporation	39,368	1,392,840
Supreme Industries, Inc. - Class A	92	1,144
Tennant Company	7,519	401,590
Terex Corporation	4,519	107,959
Twin Disc, Inc.	15,128	200,446
Wabash National Corporation	4,065	57,926
Westport Innovations, Inc.	34,212	84,162
		13,442,994
Marine — 0.2%
Diana Shipping, Inc.	75,238	260,324
Global Ship Lease, Inc. - Class A	12,969	29,699
Navios Maritime Holdings, Inc.	115,008	134,559
Scorpio Bulkers, Inc.	222,024	854,792
		1,279,374
Professional Services — 0.4%
Acacia Research Corporation	77,289	372,533
Advisory Board Company (The)	4,900	155,036
CBIZ, Inc.	7,661	77,989
FTI Consulting, Inc.	6,807	274,322
Hill International, Inc.	187,612	795,475
Huron Consulting Group, Inc.	2	111
ICF International, Inc.	2,473	97,362
Insperity, Inc.	69	3,641
Navigant Consulting, Inc.	3,235	51,631
Odyssey Marine Exploration, Inc.	648	1,814
Resources Connection, Inc.	10,165	150,137
Verisk Analytics, Inc.	1,148	89,062
		2,069,113

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Industrials — 9.5% (Continued)
Road & Rail — 0.6%
Covenant Transportation Group, Inc. - Class A	21,365	$425,377
Heartland Express, Inc.	13,374	242,203
Kansas City Southern	139	13,170
Knight Transportation, Inc.	32,265	857,281
Landstar System, Inc.	10,295	674,837
P.A.M. Transportation Services, Inc.	13,069	322,935
Saia, Inc.	2,548	73,688
Student Transportation, Inc.	9,236	45,811
Swift Transportation Company	2,111	35,085
Universal Truckload Services, Inc.	32	456
USA Truck, Inc.	30,012	531,813
Werner Enterprises, Inc.	7,966	201,859
		3,424,515
Trading Companies & Distributors — 0.7%
BMC Stock Holdings, Inc.	14,944	262,267
Fastenal Company	1,910	89,369
GATX Corporation	12,432	571,126
Houston Wire & Cable Company	6,620	48,392
Kaman Corporation	23,387	984,359
Lawson Products, Inc.	175	3,428
Textainer Group Holdings Ltd.	44,734	690,246
Titan Machinery, Inc.	78,626	1,022,138
Veritiv Corporation	5,859	240,336
W.W. Grainger, Inc.	390	91,463
		4,003,124
Transportation Infrastructure — 0.0% (a)
Aegean Marine Petroleum Network, Inc.	7,388	59,400
Wesco Aircraft Holdings, Inc.	1,963	28,326
		87,726
Information Technology — 13.1%
Communications Equipment — 1.0%
ADTRAN, Inc.	13,905	268,645
Alliance Fiber Optic Products, Inc.	50,019	926,352
Applied Optoelectronics, Inc.	117,813	1,319,506
Arista Networks, Inc.	1,384	92,202
CalAmp Corporation	10,840	162,275
Calix, Inc.	9,937	68,863
DragonWave, Inc.	16,304	101,574
Harmonic, Inc.	192,376	665,621
Juniper Networks, Inc.	588	13,759
KVH Industries, Inc.	2,488	24,283
NETGEAR, Inc.	2,936	124,486
Novatel Wireless, Inc.	50,000	76,500

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Information Technology — 13.1% (Continued)
Communications Equipment — 1.0% (Continued)
Numerex Corporation - Class A	63	$484
Oclaro, Inc.	33,512	169,236
Palo Alto Networks, Inc.	647	97,613
PCTEL, Inc.	5,178	23,197
Ruckus Wireless, Inc.	16,357	224,745
Ubiquiti Networks, Inc.	35,137	1,251,580
ViaSat, Inc.	417	31,984
Zhone Technologies, Inc.	10,256	11,794
		5,654,699
Electronic Equipment, Instruments & Components — 2.1%
Applied DNA Science, Inc.	27,273	82,637
AVX Corporation	8,518	112,608
Badger Meter, Inc.	4,702	335,394
Clearfield, Inc.	85,433	1,585,636
Cognex Corporation	2,312	82,145
Control4 Corporation	226,572	1,678,899
CUI Global, Inc.	42,468	354,608
Daktronics, Inc.	1,499	13,041
Dolby Laboratories, Inc. - Class A	6,665	317,321
DTS, Inc.	37,604	820,519
Electro Rent Corporation	1,989	19,910
Fitbit, Inc. - Class A	99,101	1,808,593
GSI Group, Inc.	8,956	130,310
InvenSense, Inc.	12,458	95,677
Mesa Laboratories, Inc.	12,471	1,256,827
MicroVision, Inc.	638,103	1,378,302
MTS Systems Corporation	9,867	554,723
National Instruments Corporation	991	27,322
Neonode, Inc.	50,133	99,263
PCM, Inc.	2,746	26,334
Research Frontiers, Inc.	4,006	18,187
SuperCom Ltd.	3,062	12,524
Tech Data Corporation	2,801	192,401
Uni-Pixel, Inc.	31,202	74,573
Vishay Intertechnology, Inc.	6,330	76,973
Vishay Precision Group, Inc.	1,803	26,973
		11,181,700
Internet Software & Services — 3.6%
Actua Corporation	3,940	37,351
Alarm.com Holdings, Inc.	16,082	366,830
Amber Road, Inc.	14,221	69,825
Angie's List, Inc.	105,974	927,272
Apigee Corporation	9,108	88,348

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Information Technology — 13.1% (Continued)
Internet Software & Services — 3.6% (Continued)
Appfolio, Inc. - Class A	42,366	$531,270
Benefitfocus, Inc.	15,296	579,718
Chegg, Inc.	254,076	1,153,505
Cimpress N.V.	2	176
comScore, Inc.	1	32
Demandware, Inc.	1,239	57,093
eGain Corporation	3,066	11,406
Endurance International Group Holdings, Inc.	14,788	158,379
Envestnet, Inc.	27,699	869,195
Five9, Inc.	6,332	58,571
Gogo, Inc.	115,621	1,224,426
GrubHub, Inc.	37,030	970,927
Hortonworks, Inc.	3,019	34,930
Instructure, Inc.	21	423
Internet Gold-Golden Lines Ltd.	20	275
iPass, Inc.	3,720	4,166
LendingClub Corporation	6,278	49,596
LogMeIn, Inc.	21	1,254
Marchex, Inc. - Class B	7,489	31,828
Marketo, Inc.	37,310	820,447
MaxPoint Interactive, Inc.	144	1,157
MINDBODY, Inc. - Class A	19,894	270,757
New Relic, Inc.	2,451	63,187
OPOWER, Inc.	296,701	2,343,938
Piksel, Inc. - Series A-2 (b)	346,880	0
Q2 Holdings, Inc.	459	10,975
Quotient Technology, Inc.	183,343	2,130,446
RealNetworks, Inc.	986	4,496
Reis, Inc.	2,275	57,262
Shopify, Inc. - Class A	1,944	61,916
Shutterstock, Inc.	18,480	758,050
Textura Corporation	43,658	1,152,135
TrueCar, Inc.	196,059	1,341,044
Tucows, Inc. - Class A	2,964	72,781
Unwired Planet, Inc.	8,720	70,283
VeriSign, Inc.	368	31,795
Web.com Group, Inc.	1,060	21,189
WebMD Health Corporation	7,931	497,591
Yahoo!, Inc.	257	9,406
Yelp, Inc.	27,454	576,534
Zillow Group, Inc. - Class A	67,092	1,678,642
Zillow Group, Inc. - Class C	3,622	87,073
		19,287,900

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Information Technology — 13.1% (Continued)
IT Services — 1.0%
Accenture plc - Class A	36	$4,065
Black Knight Financial Services, Inc. - Class A	2,121	67,830
Cardtronics, Inc.	31,271	1,232,703
Cass Information Systems, Inc.	4,340	214,700
CSG Systems International, Inc.	2,286	101,453
EPAM Systems, Inc.	409	29,828
FleetCor Technologies, Inc.	18	2,784
Forrester Research, Inc.	7,966	267,817
Higher One Holdings, Inc.	266,927	1,011,653
International Business Machines Corporation	560	81,726
Mattersight Corporation	16,657	65,795
ModusLink Global Solutions, Inc.	56,241	82,112
NeuStar, Inc. - Class A	29,424	691,170
Rightside Group Ltd.	9,301	84,081
ServiceSource International, Inc.	291,324	1,174,036
Square, Inc. - Class A	22,809	339,626
Western Union Company (The)	4,592	91,840
		5,543,219
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.	8,576	30,445
Ambarella, Inc.	37,693	1,549,182
Amtech Systems, Inc.	1	6
Applied Micro Circuits Corporation	42,007	262,124
Broadcom Ltd.	1	127
Brooks Automation, Inc.	45,330	428,822
Cabot Microelectronics Corporation	13,279	556,257
Camtek Ltd.	5,005	11,061
Canadian Solar, Inc.	204	3,654
Cascade Microtech, Inc.	2,172	45,417
Cree, Inc.	31,153	763,560
Cypress Semiconductor Corporation	48,717	439,915
Exar Corporation	2,159	13,170
Fairchild Semiconductor International, Inc.	684	13,680
First Solar, Inc.	65	3,630
FormFactor, Inc.	21,746	167,444
GigPeak, Inc.	71,610	164,703
GSI Technology, Inc.	1,250	4,937
Kopin Corporation	242,525	402,592
Lam Research Corporation	104	7,946
Lattice Semiconductor Corporation	165,557	922,152
M/A-COM Technology Solutions Holdings, Inc.	1,605	65,628
Magnachip Semiconductor Corporation	9,401	48,509
Mattson Technology, Inc.	231,652	845,530

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Information Technology — 13.1% (Continued)
Semiconductors & Semiconductor Equipment — 1.7% (Continued)
Microchip Technology, Inc.	450	$21,865
NVIDIA Corporation	2,508	89,109
NXP Semiconductors N.V.	1	63
QuickLogic Corporation	78,505	86,355
Rambus, Inc.	91,650	1,064,973
Sigma Designs, Inc.	74,966	474,535
SolarEdge Technologies, Inc.	1,607	43,052
SunPower Corporation	9,775	196,868
Ultratech, Inc.	6,795	147,384
Veeco Instruments, Inc.	22,813	419,987
Xcerra Corporation	1,467	8,655
		9,303,337
Software — 2.8%
Atlassian Corporation plc - Class A	1,875	43,444
Attunity Ltd.	442	3,019
Bottomline Technologies (de), Inc.	4,364	107,180
Box, Inc. - Class A	95,334	1,232,669
BroadSoft, Inc.	601	23,538
Code Rebel Corporation	30,241	85,582
Covisint Corporation	1,539	2,847
Datawatch Corporation	9,691	51,556
Digimarc Corporation	58,141	1,735,509
Digital Turbine, Inc.	80,000	68,800
Ebix, Inc.	45,546	2,191,673
Evolving Systems, Inc.	7,002	40,331
FactSet Research Systems, Inc.	97	14,623
FalconStor Software, Inc.	5,631	5,969
FireEye, Inc.	2,500	43,375
Fleetmatics Group plc	438	15,877
Globant S.A.	55	1,952
Glu Mobile, Inc.	178,837	477,495
Guidance Software, Inc.	3,411	17,396
HubSpot, Inc.	19,895	881,150
Imperva, Inc.	212	9,854
Interactive Intelligence Group, Inc.	7,682	285,540
MobileIron, Inc.	17,049	65,298
Model N, Inc.	97,450	1,040,766
Net 1 UEPS Technologies, Inc.	10,834	129,141
NetSuite, Inc.	474	38,413
Park City Group, Inc.	3,448	32,756
Paycom Software, Inc.	25,870	988,493
Proofpoint, Inc.	8,662	504,648
Qlik Technologies, Inc.	10,459	322,033

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Information Technology — 13.1% (Continued)
Software — 2.8% (Continued)
Rapid7, Inc.	40,297	$504,518
Rovi Corporation	951	16,757
Seachange International, Inc.	108,893	406,171
Take-Two Interactive Software, Inc.	919	31,411
Tangoe, Inc.	28,933	255,189
TiVo, Inc.	67,348	672,133
TubeMogul, Inc.	23,748	307,774
VASCO Data Security International, Inc.	7,250	125,642
Verint Systems, Inc.	5,580	188,827
VirnetX Holding Corporation	418,089	1,877,220
VMware, Inc. - Class A	95	5,406
Voltari Corporation	293	1,037
Workday, Inc. - Class A	1,150	86,227
Xura, Inc.	11,125	249,089
		15,188,328
Technology Hardware, Storage & Peripherals — 0.9%
3D Systems Corporation	105,273	1,862,279
Apple, Inc.	114	10,686
Avid Technology, Inc.	16,027	89,431
Concurrent Computer Corporation	2,753	16,683
CPI Card Group, Inc.	29,026	230,176
Diebold, Inc.	9,719	255,318
Electronics For Imaging, Inc.	3,221	128,325
Imation Corporation	57,464	90,219
Pure Storage, Inc. - Class A	5,632	81,946
Silicon Graphics International Corporation	8,246	36,942
Stratasys Ltd.	52,375	1,281,616
Super Micro Computer, Inc.	2,676	72,011
USA Technologies, Inc.	140,799	616,700
		4,772,332
Materials — 3.4%
Chemicals — 1.2%
A. Schulman, Inc.	8,493	236,870
AgroFresh Solutions, Inc.	8,596	53,553
Albemarle Corporation	885	58,552
American Vanguard Corporation	2,215	36,658
Balchem Corporation	5,187	318,274
BioAmber, Inc.	2,580	10,965
CF Industries Holdings, Inc.	2,581	85,354
China Green Agriculture, Inc.	6,941	9,093
Ferro Corporation	16,153	205,789
Flotek Industries, Inc.	130,489	1,233,121
FutureFuel Corporation	44,241	497,269

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Materials — 3.4% (Continued)
Chemicals — 1.2% (Continued)
Hawkins, Inc.	17,696	$692,445
International Flavors & Fragrances, Inc.	307	36,677
Intrepid Potash, Inc.	96,711	123,790
Kraton Performance Polymers, Inc.	14,807	336,267
Kronos Worldwide, Inc.	34,750	231,088
Landec Corporation	47,051	529,324
LSB Industries, Inc.	23,382	307,707
Minerals Technologies, Inc.	2,763	165,504
NewMarket Corporation	222	90,145
OMNOVA Solutions, Inc.	25,423	181,774
Platform Specialty Products Corporation	6,078	62,603
Praxair, Inc.	240	28,190
Senomyx, Inc.	371,183	909,398
Trecora Resources	3,573	40,911
Valhi, Inc.	1,400	2,758
		6,484,079
Construction Materials — 0.0% (a)
Vulcan Materials Company	170	18,297

Containers & Packaging — 0.1%
AEP Industries, Inc.	1,100	67,793
AptarGroup, Inc.	174	13,224
Multi Packaging Solutions International Ltd.	1,534	25,495
Sealed Air Corporation	80	3,789
Silgan Holdings, Inc.	4,439	225,235
UFP Technologies, Inc.	73	1,814
		337,350
Metals & Mining — 1.8%
AK Steel Holding Corporation	119,344	558,530
Alexco Resource Corporation	4,100	5,166
Allegheny Technologies, Inc.	15,057	246,031
B2Gold Corporation	266	591
Carpenter Technology Corporation	8,176	289,512
Century Aluminum Company	22,361	197,224
Cliffs Natural Resources, Inc.	545,276	2,873,605
Compass Minerals International, Inc.	15,292	1,146,288
Energy Fuels, Inc.	11,362	26,701
First Majestic Silver Corporation	2,566	27,302
Freeport-McMoRan, Inc.	7,494	104,916
General Steel Holdings, Inc.	2,977	4,138
Gold Resource Corporation	98,062	322,624
Hecla Mining Company	68,241	294,119
HudBay Minerals, Inc.	29,697	147,891

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Materials — 3.4% (Continued)
Metals & Mining — 1.8% (Continued)
McEwen Mining, Inc.	41,506	$107,916
Mountain Province Diamonds, Inc.	3,025	12,856
NN, Inc.	41,312	621,332
Pretium Resources, Inc.	1,182	9,728
Primero Mining Corporation	147,448	277,202
Real Industry, Inc.	5,642	49,875
Schnitzer Steel Industries, Inc. - Class A	2,315	47,735
Seabridge Gold, Inc.	11,433	163,835
Silver Standard Resources, Inc.	4,989	46,847
Southern Copper Corporation	1,797	53,317
Stillwater Mining Company	77,369	943,902
Tahoe Resources, Inc.	41,183	581,916
United States Steel Corporation	29,636	566,344
		9,727,443
Paper & Forest Products — 0.3%
Deltic Timber Corporation	23,684	1,480,250
Rentech, Inc.	6,454	22,395
Resolute Forest Products, Inc.	9,855	57,257
		1,559,902
Telecommunication Services — 1.6%
Diversified Telecommunication Services — 1.3%
CenturyLink, Inc.	679	21,015
Cincinnati Bell, Inc.	16,735	63,928
Consolidated Communications Holdings, Inc.	4,876	115,269
FairPoint Communications, Inc.	3,840	50,918
Frontier Communications Corporation	15,845	88,098
Globalstar, Inc.	424,161	827,114
inContact, Inc.	8,452	78,688
Intelsat S.A.	334,631	1,321,792
Iridium Communications, Inc.	28,221	227,744
magicJack VocalTec Ltd.	17,951	108,783
pdvWireless, Inc.	24,834	1,002,797
Straight Path Communications, Inc. - Class B	60,094	2,199,440
Windstream Holdings, Inc.	148,663	1,290,395
		7,395,981
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.	10,388	79,884
NTELOS Holdings Corporation	146,060	1,351,055
Sprint Corporation	25,864	88,714
		1,519,653
Utilities — 0.6%
Electric Utilities — 0.1%
Duke Energy Corporation	39	3,072

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 80.8% (Continued)	Shares	Value
Utilities — 0.6% (Continued)
Electric Utilities — 0.1% (Continued)
El Paso Electric Company	153	$6,900
Empire District Electric Company (The)	1,012	34,074
Genie Energy Ltd. - Class B	11,030	81,291
ITC Holdings Corporation	2,114	93,164
Otter Tail Corporation	2,157	62,381
Spark Energy, Inc. - Class A	1,680	43,310
Unitil Corporation	238	9,406
Westar Energy, Inc.	964	49,752
		383,350
Gas Utilities — 0.0% (a)
Chesapeake Utilities Corporation	615	36,605
Gas Natural, Inc.	529	3,862
South Jersey Industries, Inc.	680	18,979
Spire, Inc.	1,144	73,170
		132,616
Independent Power and Renewable Electricity Producers — 0.4%
Abengoa Yield plc	2,074	37,394
Dynegy, Inc.	278	4,901
NRG Yield, Inc. - Class C	5,003	80,949
Pattern Energy Group, Inc.	1,578	33,138
TerraForm Global, Inc. - Class A	249,941	727,328
TerraForm Power, Inc. - Class A	30,296	323,561
TransAlta Corporation	1,884	9,835
Vivint Solar, Inc.	250,126	835,421
		2,052,527
Multi-Utilities — 0.0% (a)
Avista Corporation	1,166	46,722
CenterPoint Energy, Inc.	165	3,539
Consolidated Edison, Inc.	153	11,414
Just Energy Group, Inc.	3,338	21,196
NiSource, Inc.	2,542	57,729
OGE Energy Corporation	3,169	93,771
TECO Energy, Inc.	3,242	90,030
WEC Energy Group, Inc.	494	28,756
		353,157
Water Utilities — 0.1%
Cadiz, Inc.	1,137	7,379
Connecticut Water Service, Inc.	417	19,607
York Water Company (The)	15,135	448,753
		475,739

Total Common Stocks (Proceeds $469,943,895)		$437,308,737

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
RIGHTS — 0.0% (a)	Shares	Value
Enterprise Bancorp, Inc. (b) (Proceeds $0)	18	$2

WARRANTS — 0.1%	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$191,974
Magnum Hunter Resources Corporation (b)	15,689	0
Sears Holdings Corporation	36	185
Total Warrants (Proceeds $551,328)		$192,159

Total Securities Sold Short — 80.9% (Proceeds $470,495,223)		$437,500,898

(a)	Percentage rounds to less than 0.1%.

(b)

Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $(191,976) at April 30, 2016, representing 0.0% (a) of net assets (Note 2).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT April 30, 2016 (Unaudited)
FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/18/2016	398	$6,766,000	$447,574
CBOE Volatility Index (VIX) Future	06/15/2016	360	6,840,000	(552,342)
E-Mini S&P 500 Future	06/17/2016	661	68,140,837	(1,737,443)

Total Futures Contracts Sold Short			$81,746,837	$(1,842,211)

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* April 30, 2016 (Unaudited)
COMMON STOCKS — 98.8%	Shares	Value
Consumer Discretionary — 15.9%
AMC Entertainment Holdings, Inc. - Class A	16,050	$452,289
Apollo Education Group, Inc. (a)	44,250	345,150
Bloomin' Brands, Inc.	18,616	348,119
Caleres, Inc.	12,487	314,797
Cooper-Standard Holdings, Inc. (a)	5,272	406,524
Genesco, Inc. (a)	5,017	347,076
Isle of Capri Casinos, Inc. (a)	28,553	425,440
La-Z-Boy, Inc.	16,027	414,618
Other Consumer Discretionary (b)		10,457,171
		13,511,184
Consumer Staples — 3.8%
Andersons, Inc. (The)	9,668	323,975
Other Consumer Staples (b)		2,942,104
		3,266,079
Energy — 4.1%
Archrock, Inc.	58,582	577,033
TETRA Technologies, Inc. (a)	47,499	341,993
Other Energy (b)		2,602,398
		3,521,424
Financials — 20.2%
CBL & Associates Properties, Inc.	34,072	397,961
Corporate Office Properties Trust	15,226	391,004
OM Asset Management plc	27,567	369,949
Parkway Properties, Inc.	26,473	435,481
Sterling Bancorp	21,321	348,385
United Fire Group, Inc.	8,419	377,340
Other Financials (b)		14,851,811
		17,171,931
Health Care — 17.6%
Cantel Medical Corporation	4,886	327,313
Cynosure, Inc. - Class A (a)	8,490	415,501
Haemonetics Corporation (a)	9,798	317,749
HMS Holdings Corporation (a)	23,073	389,703
Impax Laboratories, Inc. (a)	9,888	329,765
INC Research Holdings, Inc. - Class A (a)	10,781	518,889
Magellan Health, Inc. (a)	7,361	518,656
Masimo Corporation (a)	9,989	433,023
Orthofix International N.V. (a)	8,885	388,808
PDL BioPharma, Inc.	88,318	332,959
Other Health Care (b)		11,025,009
		14,997,375

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 98.8% (Continued)	Shares	Value
Industrials — 13.1%
Albany International Corporation - Class A	7,830	$315,471
Belden, Inc.	5,455	344,429
Brink's Company (The)	9,557	323,409
Esterline Technologies Corporation (a)	4,939	339,112
Harsco Corporation	47,924	339,781
Matson, Inc.	8,933	347,315
Ply Gem Holdings, Inc. (a)	24,503	358,969
Powell Industries, Inc.	10,774	335,287
SkyWest, Inc.	15,472	363,592
Other Industrials (b)		8,059,626
		11,126,991
Information Technology — 16.9%
Bankrate, Inc. (a)	35,838	327,559
Comtech Telecommunications Corporation	17,646	427,033
Cray, Inc. (a)	8,304	314,472
ExlService Holdings, Inc. (a)	7,682	371,732
Inphi Corporation (a)	10,683	316,965
Insight Enterprises, Inc. (a)	14,114	348,757
Photronics, Inc. (a)	29,336	310,375
Power Integrations, Inc.	7,003	337,895
Rubicon Project, Inc. (The) (a)	16,875	326,869
Semtech Corporation (a)	15,515	335,745
Synchronoss Technologies, Inc. (a)	10,962	340,589
Unisys Corporation (a)	41,691	321,438
Other Information Technology (b)		10,350,002
		14,429,431
Materials — 4.0%
SunCoke Energy, Inc.	45,289	336,497
Other Materials (b)		3,039,864
		3,376,361
Telecommunication Services — 1.5%
Atlantic Tele-Network, Inc.	4,490	322,876
Vonage Holdings Corporation (a)	67,813	316,687
Other Telecommunication Services (b)		662,972
		1,302,535

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 98.8% (Continued)	Shares	Value
Utilities — 1.7%
Other Utilities (b)		$1,453,355

Total Investments at Value — 98.8% (Cost $79,300,776)		$84,156,666

Other Assets in Excess of Liabilities — 1.2%		994,879

Net Assets — 100.0%		$85,151,545

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC's website at http://www.sec.gov.

(a)	Non-income producing security.

(b)

Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2016.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)
U.S. TREASURY OBLIGATIONS — 20.3%	Par Value	Value
U.S. Treasury Bills (a)
0.416%, due 08/18/2016	$778,000	$777,413
0.308%, due 09/01/2016	1,147,000	1,146,013
0.281%, due 09/15/2016	1,147,000	1,145,882
0.280%, due 09/29/2016	807,000	806,007
Total U.S. Treasury Obligations (Cost $3,874,643)		$3,875,315

MONEY MARKET FUNDS — 57.9%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.42% (b)	1,917,692	$1,917,692
Fidelity Institutional Money Market Portfolio - Class I, 0.34% (b)	4,624,862	4,624,862
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.43% (b)	1,917,768	1,917,768
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.45% (b)	339,874	339,874
PIMCO Money Market Fund - Institutional Class, 0.06% (b)	338,777	338,777
Vanguard Prime Money Market Fund - Investor Shares, 0.43% (b)	1,917,798	1,917,798
Total Money Market Funds (Cost $11,056,771)		$11,056,771

Total Investments at Value — 78.2% (Cost $14,931,414)		$14,932,086

Other Assets in Excess of Liabilities — 21.8% (c)		4,177,411

Net Assets — 100.0%		$19,109,497

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of April 30, 2016.

(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS April 30, 2016 (Unaudited)
FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Copper Future	07/27/2016	7	$ 399,612	$ 11,486
Cotton No. 2 Future	07/07/2016	18	573,930	25,777
Ethanol Future	06/03/2016	8	355,424	(1,890)
Feeder Cattle Future	05/26/2016	6	421,275	(29,814)
Feeder Cattle Future	08/25/2016	3	210,562	(4,663)
Frozen Concentrate Orange Juice Future	07/11/2016	11	211,943	(5,327)
Live Cattle Future	06/30/2016	14	643,580	(58,561)
Palladium Future	06/28/2016	9	565,200	36,981
Platinum Future	07/27/2016	7	377,300	31,014
Red Spring Wheat Future	07/14/2016	53	1,449,550	15,095
Soybean Future	07/14/2016	1	51,488	3,484

Total Futures Contracts			$ 5,259,864	$ 23,582

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT April 30, 2016 (Unaudited)
FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Crude Oil Future	05/20/2016	14	$643,720	$(67,513)
Hard Red Winter Wheat Future	07/14/2016	47	1,124,475	(15,925)
Lean Hogs Future	06/14/2016	18	588,240	(2,378)
Lumber Future	07/15/2016	2	67,166	695
Natural Gas Future	05/26/2016	27	578,070	(17,372)
Oats Future	07/14/2016	57	586,388	2,332
Rough Rice Future	07/14/2016	27	600,210	(7,355)
Sugar No. 11 Future	06/30/2016	10	182,784	(6,125)
Wheat Future	07/14/2016	36	879,300	(7,616)
Total Commodity Futures			5,250,353	(121,257)

FINANCIAL FUTURES
CBOE Volatility (VIX) Future	05/18/2016	46	782,000	61,599
CBOE Volatility (VIX) Future	06/15/2016	42	798,000	(67,742)
E-Mini S&P 500 Future	06/17/2016	77	7,937,737	(228,857)
EURO STOXX 50 Future	06/17/2016	38	1,297,052	(24,127)
EURO VSTOXX Mini Future	05/18/2016	102	283,220	12,533
EURO VSTOXX Mini Future	06/15/2016	115	363,428	(6,188)
Total Financial Futures			11,461,437	(252,782)

Total Futures Contracts Sold Short			$16,711,790	$(374,039)

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES April 30, 2016 (Unaudited)
	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$480,372,990	$79,300,776	$14,931,414
At value (Note 2)	$521,096,636	$84,156,666	$14,932,086
Cash	—	—	140,000
Cash denominated in foreign currency	—	—	111,689
Deposits with brokers for short positions (Note 2)	455,902,364	—	—
Margin deposits for futures contracts (Note 2)	9,321,055	—	4,262,996
Variation margin receivable (Notes 2 and 5)	447,574	—	200,996
Dividends and interest receivable	134,193	27,346	3,073
Receivable for investment securities sold	59,939,238	7,792,398	—
Receivable for capital shares sold	172,556	20,526	7,175
Other assets	96,936	27,451	27,041
TOTAL ASSETS	1,047,110,552	92,024,387	19,685,056

LIABILITIES
Bank overdraft	3,720,516	20,406	—
Securities sold short, at value (Note 2) (proceeds $470,495,223)	437,500,898	—	—
Variation margin payable (Notes 2 and 5)	2,289,785	—	551,453
Dividends payable on securities sold short (Note 2)	78,290	—	—
Payable for investment securities purchased	58,032,555	6,733,552	—
Payable for capital shares redeemed	2,149,546	7,653	—
Payable to Adviser (Note 4)	733,949	58,582	7,648
Payable to administrator (Note 4)	85,972	19,644	9,158
Accrued brokerage expense on securities sold short (Note 2)	1,345,142	—	—
Other accrued expenses and liabilities	72,777	33,005	7,300
TOTAL LIABILITIES	506,009,430	6,872,842	575,559

CONTINGENCIES AND COMMITMENTS (Note 7)	—	—	—

NET ASSETS	$541,101,122	$85,151,545	$19,109,497

Net assets consist of:
Paid-in capital	$566,368,158	$84,846,540	$20,272,079
Accumulated net investment income (loss)	(19,799,166)	20,817	(549,816)
Accumulated net realized losses from security transactions and other financial instruments	(77,343,630)	(4,571,702)	(263,937)
Net unrealized appreciation (depreciation) on:
Investments	40,723,646	4,855,890	672
Short positions	32,994,325	—	—
Futures contracts	(1,842,211)	—	(350,257)
Translation of assets and liabilities in foreign currencies	—	—	756
Net assets	$541,101,122	$85,151,545	$19,109,497

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	40,040,746	7,009,343	1,807,854

Net asset value, redemption price and offering price per share (Note 2)	$13.51	$12.15	$10.57

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2016 (Unaudited)
	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$4,821,746	$671,531	$16,085
Foreign tax withholding	(3,310)	(191)	—
Interest	—	—	5,685
TOTAL INVESTMENT INCOME	4,818,436	671,340	21,770

EXPENSES
Brokerage expense on securities sold short (Note 2)	17,660,538	—	—
Investment advisory fees (Note 4)	5,514,963	494,033	133,419
Dividend expense on securities sold short (Note 2)	2,310,066	—	—
Accounting services fees (Note 4)	283,322	67,132	18,932
Administration fees (Note 4)	229,615	32,681	30,000
Custodian fees	181,565	80,207	14,267
Transfer agent fees (Note 4)	112,066	23,892	9,000
Professional fees	56,326	21,164	21,914
Registration and filing fees	34,065	16,981	15,530
Trustees’ fees and expenses (Note 4)	20,726	20,726	20,726
Pricing fees	45,994	10,633	1,196
Postage and supplies	26,720	7,219	2,929
Borrowing costs (Note 2)	30,773	1,266	—
Compliance service fees and expenses (Note 4)	19,034	7,059	5,647
Insurance expense	21,833	1,519	1,318
Printing of shareholder reports	10,615	2,726	867
Other expenses	12,924	10,317	5,378
TOTAL EXPENSES	26,571,145	797,555	281,123
Investment advisory fee reductions (Note 4)	(222,921)	(151,976)	(121,601)
NET EXPENSES	26,348,224	645,579	159,522
NET INVESTMENT INCOME (LOSS)	(21,529,788)	25,761	(137,752)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Investments	(52,636,876)	(1,892,799)	205
Securities sold short	30,814,523	—	—
Options contracts	742,213	—	—
Futures contracts (Note 5)	3,997,058	—	580,622
Foreign currency transactions (Note 5)	571	—	(1,600)
Net change in unrealized appreciation (depreciation) on:
Investments	21,562,575	(339,255)	1,457
Securities sold short	(53,990,412)	—	—
Futures contracts (Note 5)	(820,863)	—	(443,951)
Foreign currency translation (Note 5)	(7)	—	1,766
NET REALIZED AND UNREALIZED GAINS (LOSSES)	(50,331,218)	(2,232,054)	138,499
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(71,861,006)	$(2,206,293)	$747

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
FROM OPERATIONS
Net investment loss	$(21,529,788)	$(48,587,484)
Net realized gains (losses) from:
Investments	(52,636,876)	43,896,660
Securities sold short	30,814,523	86,579,676
Option contracts	742,213	—
Futures contracts	3,997,058	11,548,157
Foreign currency transactions	571	77
Net change in unrealized appreciation (depreciation) on:
Investments	21,562,575	(54,251,526)
Securities sold short	(53,990,412)	(4,731,243)
Futures contracts	(820,863)	1,256,252
Foreign currency translation	(7)	7
Net increase (decrease) in net assets from operations	(71,861,006)	35,710,576

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(28,447,169)	(28,360,770)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	111,356,018	284,326,684
Net asset value of shares issued in reinvestment of distributions to shareholders	19,356,148	19,177,908
Payments for shares redeemed	(274,368,743)	(294,970,033)
Net increase (decrease) in net assets from capital share transactions	(143,656,577)	8,534,559

TOTAL INCREASE (DECREASE) IN NET ASSETS	(243,964,752)	15,884,365

NET ASSETS
Beginning of period	785,065,874	769,181,509
End of period	$541,101,122	$785,065,874

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(19,799,166)	$1,730,051

CAPITAL SHARE ACTIVITY
Shares sold	7,772,917	18,358,000
Shares issued in reinvestment of distributions to shareholders	1,368,893	1,263,367
Shares redeemed	(19,410,310)	(19,086,260)
Net increase (decrease) in shares outstanding	(10,268,500)	535,107
Shares outstanding, beginning of period	50,309,246	49,774,139
Shares outstanding, end of period	40,040,746	50,309,246

See accompanying notes to financial statements.

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
FROM OPERATIONS
Net investment income (loss)	$25,761	$(244,703)
Net realized gains (losses) from investments	(1,892,799)	3,696,746
Net change in unrealized appreciation (depreciation) on investments	(339,255)	(3,114,635)
Net increase (decrease) in net assets from operations	(2,206,293)	337,408

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(4,457,263)	(6,562,462)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,559,438	31,304,772
Net asset value of shares issued in reinvestment of distributions to shareholders	4,086,135	6,162,314
Payments for shares redeemed	(23,969,151)	(30,879,354)
Net increase (decrease) in net assets from capital share transactions	(6,323,578)	6,587,732

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,987,134)	362,678

NET ASSETS
Beginning of period	98,138,679	97,776,001
End of period	$85,151,545	$98,138,679

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$20,817	$(4,944)

CAPITAL SHARE ACTIVITY
Shares sold	1,187,484	2,273,301
Shares issued in reinvestment of distributions to shareholders	335,756	459,531
Shares redeemed	(2,010,572)	(2,253,891)
Net increase (decrease) in shares outstanding	(487,332)	478,941
Shares outstanding, beginning of period	7,496,675	7,017,734
Shares outstanding, end of period	7,009,343	7,496,675

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND STATEMENTS OF CHANGES IN NET ASSETS*
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
FROM OPERATIONS
Net investment loss	$(137,752)	$(374,060)
Net realized gains (losses) from:
Investments	205	1,613
Futures contracts	580,622	946,092
Foreign currency transactions	(1,600)	(55,994)
Net change in unrealized appreciation (depreciation) on:
Investments	1,457	(264)
Futures contracts	(443,951)	248,862
Foreign currency translation	1,766	(55,498)
Net increase in net assets from operations	747	710,751

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,875,347	5,548,994
Payments for shares redeemed	(5,397,242)	(27,840,874)
Net increase (decrease) in net assets from capital share transactions	2,478,105	(22,291,880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,478,852	(21,581,129)

NET ASSETS
Beginning of period	16,630,645	38,211,774
End of period	$19,109,497	$16,630,645

ACCUMULATED NET INVESTMENT LOSS	$(549,816)	$(410,464)

CAPITAL SHARE ACTIVITY
Shares sold	746,846	537,173
Shares redeemed	(515,693)	(2,828,785)
Net increase (decrease) in shares outstanding	231,153	(2,291,612)
Shares outstanding, beginning of period	1,576,701	3,868,313
Shares outstanding, end of period	1,807,854	1,576,701

*	Consolidated financial statements (Note 1).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
Net asset value at beginning of period	$15.60		$15.45		$16.19		$15.23	$14.41	$15.80

Income (loss) from investment operations:
Net investment loss	(0.53)		(0.95)		(1.57)		(1.25)	(0.99)	(0.83)
Net realized and unrealized gains (losses) on investments	(0.96)		1.70		1.49		2.21	2.05	0.93
Total from investment operations	(1.49)		0.75		(0.08)		0.96	1.06	0.10

Less distributions:
Distributions from net realized gains from security transactions	(0.60)		(0.60)		(0.66)		—	(0.24)	(1.49)

Proceeds from redemption fees collected (Note 2)	—		—		0.00	(a)	0.00 (a)	0.00 (a)	0.00	(a)

Net asset value at end of period	$13.51		$15.60		$15.45		$16.19	$15.23	$14.41

Total return (b)	(9.73%	)(c)	4.99%		(0.50%)		6.30%	7.48%	0.43%

Ratios and supplemental data:
Net assets at end of period (000’s)	$541,101		$785,066		$769,182		$1,582,797	$1,789,303	$1,762,265

Ratio of total expenses to average net assets	7.97	%(d)	7.71%		8.44%		8.67%	8.63%	8.10%

Ratio of net expenses to average net assets	7.91	%(d)(e)	7.65	%(e)	8.43	%(e)	8.67%	8.63%	8.12	%(f)

Ratio of net expenses to average net assets excluding dividend expense (g)	7.21	%(d)(e)	6.92	%(e)	7.53	%(e)	7.59%	7.75%	7.38	%(f)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (g)	1.90	%(d)(e)(h)	1.90	%(e)(h)	2.02	%(e)(h)	2.41%	2.42%	2.47	%(f)

Ratio of net investment loss to average net assets	(6.46%	)(d)(e)	(6.55%	)(e)	(7.17%	)(e)	(6.67%)	(6.73%)	(6.56%	)(f)

Portfolio turnover rate	393	%(c)	795%		669%		552%	607%	751%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions (Note 4).

(f)	Includes recoupment by the Adviser of prior years’ advisory fee reductions and expense reimbursements (Note 4).

(g)

Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 6.01%(d), 5.75%, 6.41%, 6.26%, 6.21% and 5.65% of average net assets for the periods ended April 30, 2016, October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(h)

Effective January 1, 2014, the Advisor reduced its advisory fee from 2.25% to 1.65% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.90% of average daily net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012		Year Ended October 31, 2011
Net asset value at beginning of period	$13.09		$13.93		$15.87		$13.56	$12.07		$11.98

Income (loss) from investment operations:
Net investment income (loss)	0.00	(a)	(0.03)		(0.04)		0.02	(0.00	)(a)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.30)		0.12		1.40		4.92	1.52		0.87
Total from investment operations	(0.30)		0.09		1.36		4.94	1.52		0.83

Less distributions:
Distributions from net investment income	—		—		—		(0.07)	—		—
Distributions from net realized gains from security transactions	(0.64)		(0.93)		(3.30)		(2.56)	(0.03)		(0.74)
Total distributions	(0.64)		(0.93)		(3.30)		(2.63)	(0.03)		(0.74)

Proceeds from redemption fees collected (Note 2)	—		—		0.00	(a)	0.00 (a)	0.00	(a)	0.00 (a)

Net asset value at end of period	$12.15		$13.09		$13.93		$15.87	$13.56		$12.07

Total return (b)	(2.28%	)(c)	0.51%		9.50%		44.15%	12.62%		6.68%

Ratios and supplemental data:
Net assets at end of period (000’s)	$85,152		$98,139		$97,776		$80,989	$50,073		$51,274

Ratio of total expenses to average net assets	1.86	%(d)	1.68%		1.61%		1.80%	1.95%		1.82%

Ratio of net expenses to average net assets (e)	1.51	%(d)(f)	1.50	%(f)	1.54	%(f)	1.75%	1.75%		1.69%

Ratio of net expenses to average net assets excluding borrowing costs (e)	1.50	%(d)(f)	1.50	%(f)	1.54	%(f)	1.75%	1.75%		1.69%

Ratio of net investment income (loss) to average net assets (e)	0.06	%(d)	(0.23%)		(0.36%)		0.06%	(0.03%)		(0.31%)

Portfolio turnover rate	402	%(c)	639%		579%		601%	557%		525%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions (Note 4).

(f)

Effective January 1, 2014, the Advisor reduced its advisory fee from 1.25% to 1.15% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.50% of average daily net assets.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND FINANCIAL HIGHLIGHTS*
Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Period Ended October 31, 2012(a)
Net asset value at beginning of period	$10.55		$9.88		$9.93		$11.04	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.19	)(b)	(0.49)		(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	0.06		0.86		0.47		(0.68)	1.13
Total from investment operations	0.02		0.67		(0.02)		(0.88)	1.04

Less distributions:
Distributions from net realized gains from security transactions	—		—		(0.03)		(0.23)	—

Proceeds from redemption fees collected (Note 2)	—		—		0.00	(c)	0.00 (c)	0.00	(c)

Net asset value at end of period	$10.57		$10.55		$9.88		$9.93	$11.04

Total return (d)	0.19	%(e)	6.78%		(0.22%)		(8.14%)	10.40	%(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$19,109		$16,631		$38,212		$68,250	$113,541

Ratio of total expenses to average net assets	3.16	%(f)	2.90%		2.19%		2.35%	2.51	%(f)

Ratio of net expenses to average net assets (g)	1.80	%(f)	1.81%		1.90%		2.30%	2.30	%(f)

Ratio of net expenses to average net assets excluding borrowing costs (g)(h)	1.80	%(f)(j)	1.80	%(j)	1.90	%(j)	2.30%	2.30	%(f)

Ratio of net investment loss to average net assets (g)	(1.55%	)(f)	(1.75%)		(1.87%)		(2.23%)	(2.19%	)(f)

Portfolio turnover rate (i)	0%		0%		0%		0%	0%

*	Consolidated financial statements (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

(b)	Calculated using weighted average shares outstanding during the period.

(c)	Amount rounds to less than $0.01 per share.

(d)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after advisory fee reductions (Note 4).

(h)	Borrowing costs totaled 0.00%, 0.01%, 0.00%, 0.00% and 0.00%(e) of average net assets for the periods ended April 30, 2016, October 31, 2015, 2014, 2013 and 2012, respectively.

(i)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.

(j)

Effective January 1, 2014, the Advisor reduced its advisory fee from 2.00% to 1.50% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.80% of average daily net assets.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodity futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which TFS Capital LLC (the “Adviser”) defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities and futures valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions,

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contract will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the FASB’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

●

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, investment companies, rights, warrants, futures contracts and money market funds.

●

Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include warrants that are not actively traded on an exchange, and U.S. Treasury obligations with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

●

Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and other securities that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for investments and other financial instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of April 30, 2016:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities:
Common Stocks	$499,527,383	$—		$—		$499,527,383
Investment Companies	21,018,835	—		—		21,018,835
Warrants	—	0	*	—		0
Money Market Funds	550,418	—		—		550,418
Total	$521,096,636	$0		$—		$521,096,636
Other Financial Instruments:
Common Stocks – Sold Short	$(437,308,737)	$—		$0	*	$(437,308,737)
Rights – Sold Short	—	(2)		—		(2)
Warrants – Sold Short	(185)	(191,974	)*	—		(192,159)
Futures Contracts – Sold Short	(1,842,211)	—		—		(1,842,211)
Total	$(439,151,133)	$(191,976)		$0		$(439,343,109)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$84,156,666	$—	$—	$84,156,666
Total	$84,156,666	$—	$—	$84,156,666

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$3,875,315	$—	$3,875,315
Money Market Funds	11,056,771	—	—	11,056,771
Total	$11,056,771	$3,875,315	$—	$14,932,086
Other Financial Instruments:
Futures Contracts	$23,582	$—	$—	$23,582
Futures Contracts – Sold Short	(374,039)	—	—	(374,039)
Total	$(350,457)	$—	$—	$(350,457)

*	TFS Market Neutral Fund holds Warrants, Common Stocks - Sold Short, and Warrants - Sold Short, which have been fair valued at $0.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of April 30, 2016, the Funds did not have any transfers between any Levels.

There were no Level 3 securities held by TFS Small Cap Fund or TFS Hedged Futures Fund as of April 30, 2016.

The following is a reconciliation of Level 3 other financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2015 and April 30, 2016.

	Other Financial Instruments
Balance as of October 31, 2015	$0	*
Change in unrealized appreciation	—
Balance as of April 30, 2016	$0	*

*	TFS Market Neutral Fund held Common Stocks – Sold Short as of October 31, 2015 and April 30, 2016, which have been determined to be Level 3 other financial instruments.

The total amount of unrealized appreciation on TFS Market Neutral Fund’s Level 3 other financial instruments was $5,536,684 as of April 30, 2016.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of TFS Market Neutral Fund’s Level 3 other financial instruments as of April 30, 2016:

	Fair Value at April 30, 2016	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Common Stocks - Sold Short	$ 0*	Discount from last sale price	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds Common Stocks – Sold Short which have been determined to be Level 3 investments and have been fair valued at $0.
**

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share. Prior to January 1, 2014, shares of each Fund were subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the appropriate country’s tax rules and tax rates.

Borrowing costs – From time to time, a Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are paid at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended April 30, 2016 and October 31, 2015 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
TFS Market Neutral Fund	4/30/2016	$ 1,668,052	$ 26,779,117	$ 28,447,169
	10/31/2015	$ —	$ 28,360,770	$ 28,360,770
TFS Small Cap Fund	4/30/2016	$ 2,778,851	$ 1,678,412	$ 4,457,263
	10/31/2015	$ 4,947,085	$ 1,615,377	$ 6,562,462

There were no distributions paid to shareholders by TFS Hedged Futures Fund during the periods ended April 30, 2016 and October 31, 2015.

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expense on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets. Short selling subjects a Fund to the potential for unlimited losses.

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and as long as their use is consistent with relevant provisions of the 1940 Act. The Funds may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which a Fund invests. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing call options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. Premiums received from writing put options which are exercised increase the basis of the security purchased. If a closing purchase transaction is used to terminate a Fund’s obligation on an option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the option written.

Futures contracts – TFS Market Neutral Fund and TFS Hedged Futures Fund are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. These Funds may use futures contracts to gain exposure to or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are accumulated in a receivable or payable account by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The total of this account is received or paid by the Fund when the position is closed. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable and/or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at exchange rates as of the NYSE close each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Forward Foreign Currency Exchange Contracts – TFS Market Neutral Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. TFS Hedged Futures Fund may invest in forward foreign currency exchange contracts for speculative purposes. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, each of those Funds may purchase or sell forward foreign currency exchange contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in a Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of April 30, 2016:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$532,932,839	$83,346,532	$14,931,414
Gross unrealized appreciation	$26,984,960	$4,876,422	$717
Gross unrealized depreciation	(38,821,163)	(4,066,288)	(45)
Net unrealized appreciation (depreciation) on investments	(11,836,203)	810,134	672
Net unrealized depreciation on securities sold short	(2,176,424)	—	—
Unrealized gains on foreign currency transactions	—	—	756
Capital loss carryforwards and other losses	(794,352)	—	(936,951)
Other gains (losses)	(10,460,057)	(505,129)	(227,059)
Accumulated earnings (deficit)	$(25,267,036)	$305,005	$(1,162,582)

As of April 30, 2016, the tax proceeds from securities sold short is $435,324,474 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The difference between the federal income tax cost of investments and the financial statement cost for TFS Hedged Futures Fund is due to the tax treatment of the Fund’s wholly owned subsidiary as a controlled foreign corporation (CFC).

For the six months ended April 30, 2016, the following reclassifications were made as a result of permanent differences between financial statement and income tax reporting requirements:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Accumulated net investment income (loss)	$571	$—	$(1,600)
Accumulated net realized losses from securities transactions and other financial instruments	$(571)	$—	$1,600

As of October 31, 2015, TFS Hedged Futures Fund had the following capital loss carryforwards:

Capital loss carryforward – short-term	$368,976
Capital loss carryforward – long-term	567,975
Total capital loss carryforwards	$936,951

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains of TFS Hedged Futures Fund, if any, prior to distributing such gains to shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax periods of each Fund (October 31, 2012 through October 31, 2015 for TFS Market Neutral Fund and TFS Small Cap Fund and December 31, 2012 through October 31, 2015 for TFS Hedged Futures Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $2,566,888,001 and $2,780,844,460, respectively, for TFS Market Neutral Fund; $349,846,819 and $361,046,500, respectively, for TFS Small Cap Fund; and $0 and $0, respectively, for TFS Hedged Futures Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.65%, 1.15% and 1.50%, respectively, of average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 1.90% of TFS Market Neutral Fund’s average daily net assets, 1.50% of TFS Small Cap Fund’s average daily net assets and 1.80% of TFS Hedged Futures Fund’s average daily net assets. During the six months ended April 30, 2016, the Adviser reduced its investment advisory fees by $222,921 with respect to TFS Market Neutral Fund, $151,976 with respect to TFS Small Cap Fund and $121,601 with respect to TFS Hedged Futures Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 1.90%, 1.50% and 1.80%, respectively, for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. As of April 30, 2016, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $854,715, $420,335 and $555,764, respectively, from TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2016	October 31, 2017	October 31, 2018	April 30, 2019
TFS Market Neutral Fund	$—	$205,839	$425,955	$222,921
TFS Small Cap Fund	$—	$77,861	$190,498	$151,976
TFS Hedged Futures Fund	$42,614	$157,600	$233,949	$121,601

Certain Trustees and officers of the Trust are also officers of the Adviser.

COMPLIANCE CONSULTING AGREEMENT

Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain officers of the Trust are also officers of Ultimus or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $20,000, paid quarterly; a fee of $7,500 for attendance at each in-person meeting of the Board of Trustees; a fee of $2,500 for attendance at each telephonic regular meeting of the Board of Trustees; and a fee of $1,500 for attendance at each telephonic special meeting of the Board of Trustees. The Chairman of the Audit Committee receives an additional fee of $1,000 for each Audit Committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Transactions

The locations in the Statements of Assets and Liabilities of the derivative positions of TFS Market Neutral Fund and TFS Hedged Futures Fund as of April 30, 2016 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

The following tables set forth the values of derivative contracts of TFS Market Neutral Fund and TFS Hedged Futures Fund as of April 30, 2016:

TFS Market Neutral Fund
	Variation Margin		Total
	Receivable	(Payable)
Liability Derivatives
Financial Futures Contracts	$447,574	$(2,289,785)	$(1,842,211)
Total	$447,574	$(2,289,785)	$(1,842,211)

TFS Hedged Futures Fund Futures Contracts
	Variation Margin		Total
	Receivable	(Payable)
Asset Derivatives
Futures Contracts
Commodity	$123,837	$(100,255)	$23,582
Total Asset Derivatives	123,837	(100,255)	23,582

Liability Derivatives
Futures Contracts
Commodity	3,027	(124,284)	(121,257)
Financial	74,132	(326,914)	(252,782)
Total Liability Derivatives	77,159	(451,198)	(374,039)
Total	$200,996	$(551,453)	$(350,457)

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund during the six months ended April 30, 2016 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund recognized in the Statements of Operations during the six months ended April 30, 2016:

Type of Derivative	Net Realized Gains	Net Change in Unrealized Appreciation (Depreciation)
TFS Market Neutral Fund
Futures contracts
Financial	$3,997,058	$(820,863)

Total	$3,997,058	$(820,863)

TFS Hedged Futures Fund
Futures contracts
Commodity	$163,137	$(283,555)
Financial	417,485	(160,396)
Total	$580,622	$(443,951)

TFS Small Cap Fund had no transactions in derivative instruments during the six months ended April 30, 2016.

In the ordinary course of business, TFS Market Neutral Fund and TFS Hedged Futures Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral securities and securities collateral on a counterparty basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

As of April 30, 2016, the offsetting of financial assets and derivatives assets is as follows:

TFS Market Neutral Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$447,574	$—	$447,574	$—	$447,574
Total subject to a master netting or similar arrangement	$447,574	$—	$447,574	$—	$447,574

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$200,996	$—	$200,996	$—	$200,996
Total subject to a master netting or similar arrangement	$200,996	$—	$200,996	$—	$200,996

Offsetting of financial liabilities and derivative liabilities as of April 30, 2016 is as follows:

TFS Market Neutral Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$(2,289,785)	$—	$(2,289,785)	$—	$(2,289,785)
Total subject to a master netting or similar arrangement	$(2,289,785)	$—	$(2,289,785)	$—	$(2,289,785)

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$(551,453)	$—	$(551,453)	$—	$(551,453)
Total subject to a master netting or similar arrangement	$(551,453)	$—	$(551,453)	$—	$(551,453)

6. Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of April 30, 2016, TFS Hedged Futures Fund had 57.9% of the value of its net assets invested in shares of money market mutual funds registered under the 1940 Act. As of April 30, 2016, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of their net assets invested in shares of money market mutual funds.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2015) and held until the end of the period (April 30, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
TFS Market Neutral Fund
Based on Actual Fund Return	$ 1,000.00	$ 902.70	7.91%	$ 37.42
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 985.53	7.91%	$ 39.05
TFS Small Cap Fund
Based on Actual Fund Return	$ 1,000.00	$ 977.20	1.51%	$ 7.42
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.35	1.51%	$ 7.57
TFS Hedged Futures Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,001.90	1.80%	$ 8.96
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,015.91	1.80%	$ 9.02

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TFS CAPITAL INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset values for the Funds are published daily at the Funds’ website at http://www.tfscapital.com.

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At an in-person meeting held on February 17, 2016, the Board of Trustees considered whether to approve new Investment Advisory Agreements (“New Advisory Agreements”), on behalf of TFS Market Neutral Fund (the “Market Neutral Fund”), the TFS Small Cap Fund (the “Small Cap Fund”), the TFS Hedged Futures Fund and the TFS Hedged Futures Strategy Offshore Fund Ltd (together the “Hedged Futures Fund”, and together with the Market Neutral Fund and the Small Cap Fund, the “Funds”) with TFS Capital LLC (the “Adviser”). The New Advisory Agreements are required because a controlling person of the Adviser entered into an agreement to sell his interest in the Adviser to the remaining shareholders of the Adviser, effective June 30, 2016 (the “Transaction”). The person owned 25.3% of the Adviser and under applicable law, a person who owns 25% or more of the voting securities of a company is presumed to control such company. Because of this presumption the Transaction will result in a change of control of the Adviser. Under the 1940 Act and the terms of each present advisory agreement, those agreements will automatically terminate upon the consummation of the Transaction. Consequently the New Advisory Agreements are required. Each New Advisory Agreement is substantially identical to the present advisory agreement and differs only with respect to the following changes: (i) a change to the effective and termination date; (ii) incorporating into the body of the New Advisory Agreements the January 1, 2014 amendment to the present advisory agreements which lowered the advisory fee rates; and (iii) the addition of a forum selection clause. To assist the Board in considering the New Advisory Agreements, the Adviser provided the Board with various written materials in advance of the meeting, including updated financial and performance information.

The Independent Trustees discussed the proposed approval of the New Advisory Agreements with management and also met in Executive Session where the Independent Trustees were advised by independent counsel of their legal and fiduciary obligations in approving the New Advisory Agreements. The Board determined that the overall arrangement between each Fund and the Adviser, as provided in the New Advisory Agreements, was fair and reasonable and that approval of the New Advisory Agreements was in the best interests of each Fund and its shareholders. The Board of Trustees, with the Independent Trustees voting separately, unanimously approved each of the New Advisory Agreements and recommended approval of the New Advisory Agreements to each Fund’s shareholders to become effective upon consummation of the change of control at the Adviser.

Throughout this process, the Independent Trustees were advised and supported by independent counsel having experience in the 1940 Act and other federal securities law matters. The following describes the Trustees’ considerations at the February 17, 2016 meeting:

Nature, extent and quality of services

The Trustees received and considered information on the responsibilities of the Adviser under the New Advisory Agreements, noting that the Adviser is responsible for providing each Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of each Fund. The Trustees gave weight to the Adviser’s representations that (i) the responsibilities of the Adviser under the New Advisory Agreements are substantially the same in all material respects as under each Fund’s current Investment Advisory Agreement (the “Present Advisory Agreements”); (ii) the operations of the Adviser and the level or quality of advisory services provided to the Funds will not be materially affected as a result of the New Advisory Agreements; (iii) the same personnel of the Adviser who

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

currently provide investment advisory services to the Funds will continue to do so upon approval of the New Advisory Agreements. The Trustees reviewed the qualifications, backgrounds and responsibilities of the advisory personnel primarily responsible for the day-to-day management of the Funds and were mindful that no changes to the personnel responsible for the daily portfolio management of the Funds are contemplated as a result of the Transaction. The Trustees discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program and the Adviser’s role in coordinating services and programs for the purpose of mitigating compliance risks. The Trustees considered the operational changes of the Adviser over the past year, which included a reallocation of resources and responsibilities among the Adviser’s existing senior personnel and the hiring of additional personnel. They noted that Eric Newman was named Chief Investment Officer of the Adviser in July 2014, managing the analysis and technology teams of the Adviser and continuing his service as a portfolio manager of the Funds. The Trustees considered that all of the operational and personnel changes at the Adviser noted herein have taken place seamlessly with no negative impact to the Funds and their respective shareholders.

The Trustees considered the Adviser’s responsibilities with regards to brokerage selection and best execution. The Trustees also considered that the Adviser does not participate in “soft dollar” arrangements.

After reviewing the foregoing information, the Trustees concluded that the quality, extent and nature of the services provided by the Adviser to each Fund were satisfactory.

Investment Performance of the Funds

The Trustees compared the performance of the TFS Market Neutral Fund with the performance of the Standard & Poor’s 500 Index (“S&P 500 Index”), the Fund’s primary benchmark, for the one year periods ended October 31, 2013, 2014 and 2015 and the since inception period ended October 31, 2015. They discussed the TFS Market Neutral Fund’s underperformance for the stated periods, finding that the Fund’s investment strategies are not designed to keep pace or outperform the S&P 500 Index during periods when the market is experiencing a broad-based rally and/or when the market is favoring large capitalization companies. The Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “market neutral” funds. The Trustees noted that the TFS Market Neutral Fund’s returns were higher than the average fund in the market neutral category over the five and ten year periods ended December 31, 2015 but trailed the performance of the average fund in the category for the one and three year periods ended December 31, 2015. The Trustees reviewed performance information with respect to the Adviser’s other managed accounts, concluding that due to the differences in how these accounts are managed, the comparison is not particularly relevant. The Trustees also considered the consistency of the Adviser’s management of the TFS Market Neutral Fund with the Fund’s investment objective and policies. After considerable discussion, the Trustees concluded that the overall investment performance of the TFS Market Neutral Fund has been above average.

The Trustees compared the performance of the TFS Small Cap Fund with the performance of the Russell 2000 Index, the Fund’s primary benchmark, for the one year periods ended October 31, 2013, 2014 and 2015 and the since inception period ended October 31, 2015. It was noted by the

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

Trustees that the TFS Small Cap Fund outperformed the Russell 2000 Index for each of the stated periods. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “small cap blend” funds, which is the category to which the TFS Small Cap Fund has been assigned. The Independent Trustees noted that the TFS Small Cap Fund’s returns were higher than the returns of the average fund in the small cap blend category for the three and five year periods ended December 31, 2015 but trailed the performance of the average fund in the category for the one year period ended December 31, 2015. They also reviewed performance information with respect to the Adviser’s other clients but concluded that none of these clients provided a good comparison due to differences in investment objectives. The Trustees considered the consistency of the Adviser’s management of the TFS Small Cap Fund with the Fund’s investment objective and policies. After further discussion, the Trustees concluded that the investment performance of the TFS Small Cap Fund has been above average.

The Trustees next compared the performance of the TFS Hedged Futures Fund to the performance of the Standard & Poor’s Diversified Trends Indicator (“S&P DTI”), the Fund’s primary benchmark, for the one year periods ended October 31, 2013, 2014 and 2015 and the since inception period ended October 31, 2015. It was noted by the Trustees that the TFS Hedged Futures Fund outperformed the S&P DTI for the most recent one year period ended October 31, 2015 and the since inception period ended October 31, 2015, but trailed the performance of the S&P DTI for the one year periods ended October 31, 2013 and 2014. The Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “managed futures” funds, which is the category to which the TFS Hedged Futures Fund has been assigned. The Trustees noted that the TFS Hedged Futures Fund outperformed the average returns for the funds in the managed futures category for the one year period ended December 31, 2015 but trailed the performance of the average fund in the category for the three period ended December 31, 2015. The Trustees also reviewed performance information with respect to the Adviser’s other clients but concluded that none of these other clients provided a good comparison due to differences in investment objectives. The Trustees considered the consistency of the Adviser’s management of the TFS Hedged Futures Fund with the Fund’s investment objective and policies. They also discussed the TFS Hedged Futures Fund’s lack of correlation to the other funds in the managed futures category along with other broad based securities indices. After further discussion, the Trustees concluded that the investment performance of the TFS Hedged Futures Fund has been satisfactory.

Cost of Services and Profits to be Realized by the Adviser

The Trustees compared the rate of advisory fees that will be paid by the Funds under the New Advisory Agreements with average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the total operating expense ratios of the Funds during the most recent fiscal year with average expense ratios of representative funds in their respective Morningstar categories. The Trustees found that each Fund’s current advisory fee rate was higher than the average advisory fee rate and the overall expense ratios were higher than the average expense ratios in its comparative Morningstar category, except the overall expense ratio for the TFS Hedged Futures Fund was lower than the average expense ratio for the Morningstar managed futures category. The Independent Trustees noted that the Adviser

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

has agreed to continue the expense limitation agreements for each Fund for the life of the Fund (assuming the Adviser continues to serve as investment adviser) following the approval by shareholders of the New Advisory Agreements.

The Independent Trustees next considered the Adviser’s analysis of its revenues and expenses with respect to the services provided to each Fund for the one-year period ended December 31, 2015. They discussed the impact the advisory fee reductions and lower expense cap arrangements have had on the revenues of the Adviser and noted that overall revenues derived by the Adviser from its management of the Funds has decreased over the past two years. They noted that, although the Adviser continues to receive significant revenue from the TFS Market Neutral Fund, there are significant costs associated with managing the TFS Market Neutral Fund, especially in the areas of research and development, retention of its investment professionals and hiring new personnel. The Independent Trustees further considered that the investment and research process utilized by Adviser is broader and more sophisticated than the process used by most other investment advisers as it involves frequent position rebalancing, trading in small capitalization companies, the development of proprietary multiple trading models and the use of a team approach that involves many participants. The Independent Trustees next reviewed the balance sheet of the Adviser as of December 31, 2015, noting that the Adviser is financially stable and has assets sufficient to satisfy its commitments to the Funds. The Independent Trustees also discussed the structure of the Transaction, concluding that the Transaction will not directly impact the financial condition of the Adviser. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds. After a thorough discussion and consideration of the foregoing, the Trustees concluded that the fees to be paid by each Fund to the Adviser are reasonable in light of the quality of the services received.

Economies of Scale

The Independent Trustees noted that each Fund’s New Advisory Agreement does not contain breakpoints. They further noted that the Adviser has agreed to continue its contractual fee reductions and expense reimbursement arrangements with each Fund. The Independent Trustees noted that the Adviser has waived a portion of its advisory fee and absorbed operating expenses for each Fund during the October 31, 2015 fiscal year to the extent necessary to limit the Fund’s annual operating expenses to the contractual amounts. The Independent Trustee concluded that due to the Adviser’s commitment to maintain the advisory fees and expense limitations at their current levels, it is not necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedule for the Funds.

TFS CAPITAL INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

On May 5, 2016, a Special Meeting of Shareholders of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund,” collectively, the “Funds”), each a series of TFS Capital Investment Trust (the “Trust”), was held for the purpose of voting on the following Proposals:

PROPOSAL 1.	To approve, with respect to each Fund, a new Investment Advisory Agreement with TFS Capital LLC
PROPOSAL 2.	To elect four individuals to serve on the Board of Trustees of the Trust
PROPOSAL 3.

To approve adjournments of the Meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the Meeting to constitute a quorum or to approve the other Proposals.

The total number of shares of the Funds present in person or by proxy are set forth below:

Fund	Shares Outstanding	Shares Present	% of Total Shares Outstanding
TFS Market Neutral Fund	46,056,616	32,893,829	71.42%
TFS Small Cap Fund	7,253,100	3,718,828	51.27%
TFS Hedged Futures Fund	1,715,592	1,237,501	72.13%
Total Trust	55,025,308	37,850,158	68.78%

The following Proposals were approved by shareholders. The results of the voting were as follows:

Trust Level Vote(all shareholders voting collectively)

Proposal 2:	To elect four individuals to serve on the Board of Trustees of the Trust.

	For	Withhold
Gregory R. Owens	36,509,720	955,835
Mark J. Malone	36,592,945	872,610
Brian O’Connell	36,500,568	964,987
Eric S. Newman	36,588,475	877,080

TFS Market Neutral Fund

Proposal 1:	To approve, with respect to the TFS Market Neutral Fund, a new investment advisory agreement with TFS Capital LLC.

For	Against	Abstain
23,112,904	65,790	846,186

TFS CAPITAL INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (Unaudited) (Continued)

Proposal 3:	To approve adjournments of the meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the meeting to constitute a quorum or to approve Proposals 1 or 2.

For	Against	Abstain
31,937,306	116,891	839,626

TFS Small Cap Fund

Proposal 1:	To approve, with respect to the TFS Small Cap Fund, a new investment advisory agreement with TFS Capital LLC.

For	Against	Abstain
2,658,793	23,954	34,865

Proposal 3:	To approve adjournments of the meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the meeting to constitute a quorum or to approve Proposals 1 or 2.

For	Against	Abstain
3,648,834	36,815	33,178

TFS Hedged Futures Fund

Proposal 1:	To approve, with respect to the TFS Hedged Futures Fund, a new investment advisory agreement with TFS Capital LLC.

For	Against	Abstain
884,896	2,547	2,852

Proposal 3:	To approve adjournments of the meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the meeting to constitute a quorum or to approve Proposals 1 or 2.

For	Against	Abstain
1,236,078	1,423	0

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2016(Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Consumer Discretionary - 15.1%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	79,181	$1,228,097
Cooper Tire & Rubber Company	144	4,974
Cooper-Standard Holdings, Inc. (a)	10,950	844,354
Dana Holding Corporation	6,506	84,123
Goodyear Tire & Rubber Company (The)	116	3,361
Horizon Global Corporation (a)	5,523	67,767
Jason Industries, Inc. (a)	1,119	4,476
Metaldyne Performance Group, Inc.	19,481	310,332
Modine Manufacturing Company (a) (b)	122,475	1,323,955
Shiloh Industries, Inc. (a)	8,941	57,669
Spartan Motors, Inc.	34,023	165,352
Stoneridge, Inc. (a)	57,443	819,137
Superior Industries International, Inc.	8,167	213,322
Tenneco, Inc. (a)	2,875	153,238
Tower International, Inc.	64,184	1,473,023
		6,753,180
Automobiles - 0.0% (c)
Ford Motor Company	2,202	29,859
General Motors Company	1,243	39,527
Thor Industries, Inc.	1,471	94,174
		163,560
Distributors - 0.0% (c)
Educational Development Corporation	1,650	23,545
VOXX International Corporation (a)	20,000	89,800
		113,345
Diversified Consumer Services - 1.5%
American Public Education, Inc. (a)	706	16,351
Apollo Education Group, Inc. (a)	176,695	1,378,221
Ascent Capital Group, Inc. - Class A (a)	25,042	377,383
Bridgepoint Education, Inc. (a)	98,373	938,478
Cambium Learning Group, Inc. (a)	2,473	11,252
Capella Education Company	2,841	157,136
Career Education Corporation (a) (b)	277,600	1,482,384
Graham Holdings Company - Class B	304	144,868
K12, Inc. (a) (b)	145,081	1,783,046
Lincoln Educational Services Corporation (a)	11,605	23,326
Regis Corporation (a)	41,004	560,525
ServiceMaster Global Holdings, Inc. (a)	798	30,579
Sotheby's	375	10,215
Strayer Education, Inc. (a)	20,178	1,001,636
		7,915,400
Hotels, Restaurants & Leisure - 3.1%
Aramark	2,711	90,846
Arcos Dorados Holdings, Inc. - Class A (a)	21,071	87,445
Biglari Holdings, Inc. (a)	29	10,844
BJ's Restaurants, Inc. (a)	1,101	49,105
Bloomin' Brands, Inc.	41,783	781,342
Bojangles', Inc. (a)	1,456	25,669
Boyd Gaming Corporation (a) (b)	41,552	774,529

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Consumer Discretionary - 15.1%(Continued)
Hotels, Restaurants & Leisure - 3.1% (Continued)
Bravo Brio Restaurant Group, Inc. (a) (b)	124,179	$915,199
Brinker International, Inc.	12,345	571,820
Buffalo Wild Wings, Inc. (a)	2,209	295,255
Caesars Acquisition Company - Class A (a)	27,691	209,621
Carrols Restaurant Group, Inc. (a)	117,585	1,635,607
Century Casinos, Inc. (a)	160,291	956,937
Choice Hotels International, Inc.	154	7,802
Darden Restaurants, Inc.	1,274	79,307
Dave & Buster's Entertainment, Inc. (a)	224	8,669
Denny's Corporation (a)	5,463	54,029
DineEquity, Inc.	4,978	428,108
El Pollo Loco Holdings, Inc. (a)	42,854	565,244
Eldorado Resorts, Inc. (a)	13,401	175,687
Fogo De Chao, Inc. (a)	651	10,865
Golden Entertainment, Inc. (a)	26,415	319,621
Hyatt Hotels Corporation - Class A (a)	554	26,526
International Speedway Corporation - Class A	16,697	559,183
Intrawest Resorts Holdings, Inc. (a)	293	2,532
Isle of Capri Casinos, Inc. (a) (b)	111,088	1,655,211
J. Alexander's Holdings, Inc. (a)	7,339	75,592
Krispy Kreme Doughnuts, Inc. (a)	29,817	519,114
La Quinta Holdings, Inc. (a)	43,414	554,397
Lindblad Expeditions Holdings, Inc. (a)	4,336	43,360
Marcus Corporation (The) (b)	9,857	190,733
MGM Resorts International (a)	2,065	43,984
Monarch Casino & Resort, Inc. (a) (b)	54,008	1,026,152
Nathan's Famous, Inc. (a)	21,447	954,606
Penn National Gaming, Inc. (a)	19,311	311,486
Pinnacle Entertainment, Inc. (a)	2,162	23,868
Popeyes Louisiana Kitchen, Inc. (a)	528	28,385
Potbelly Corporation (a)	12,529	178,538
Royal Caribbean Cruises Ltd.	399	30,883
Ruby Tuesday, Inc. (a)	3,714	16,342
Ruth's Hospitality Group, Inc. (b)	57,617	914,958
Scientific Games Corporation - Class A (a) (b)	97,008	962,319
Speedway Motorsports, Inc.	18,288	320,406
Texas Roadhouse, Inc.	8,180	333,090
Vail Resorts, Inc.	234	30,336
		16,855,552
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	1,688	49,813
Cavco Industries, Inc. (a)	5,008	439,151
CSS Industries, Inc.	3,301	92,296
Flexsteel Industries, Inc.	8,501	347,606
Harman International Industries, Inc.	1,022	78,449
Helen of Troy Ltd. (a)	6,869	683,672
Hovnanian Enterprises, Inc. - Class A (a) (b)	97,458	162,755
La-Z-Boy, Inc.	55,088	1,425,126
Lennar Corporation - Class B	3,953	142,150
Libbey, Inc.	61,225	1,138,785
Lifetime Brands, Inc.	50,211	867,144

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Consumer Discretionary - 15.1%(Continued)
Household Durables - 1.4% (Continued)
M/I Homes, Inc. (a)	4,557	$91,596
MDC Holdings, Inc.	708	17,424
New Home Company, Inc. (The) (a)	56,641	630,414
Skullcandy, Inc. (a)	326,413	1,113,068
Skyline Corporation (a)	766	6,932
Toll Brothers, Inc. (a)	941	25,689
TRI Pointe Group, Inc. (a)	16,288	188,941
Universal Electronics, Inc. (a)	960	63,754
WCI Communities, Inc. (a)	1,518	24,258
William Lyon Homes - Class A (a)	14,682	207,016
		7,796,039
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.COM, Inc. - Class A (a) (b)	89,128	699,655
Blue Nile, Inc.	31,722	817,793
Duluth Holdings, Inc. - Class B (a)	1,981	47,128
EVINE Live, Inc. (a)	12,404	19,102
FTD Companies, Inc. (a)	41,706	1,159,844
HSN, Inc. (b)	7,391	391,945
Liberty Interactive Corporation QVC Group - Series A (a)	1,119	29,318
Liberty TripAdvisor Holdings, Inc. - Series A (a)	53,255	1,174,805
Liberty Ventures - Series A (a)	2,338	93,520
Nutrisystem, Inc.	1,020	22,460
Overstock.com, Inc. (a) (b)	123,126	1,796,408
RetailMeNot, Inc. (a)	6,423	54,146
Travelport Worldwide Ltd.	25,465	355,237
U.S. Auto Parts Network, Inc. (a)	2,622	8,495
		6,669,856
Leisure Products - 0.4%
Arctic Cat, Inc.	13,274	220,747
Black Diamond, Inc. (a)	62,186	264,290
Brunswick Corporation	718	34,485
Callaway Golf Company	86,052	803,726
Johnson Outdoors, Inc. - Class A	5,855	141,281
Malibu Boats, Inc. - Class A (a)	10,968	193,037
MCBC Holdings, Inc. (a)	13,767	184,753
Nautilus, Inc. (a)	2,751	48,528
Performance Sports Group Ltd. (a)	79,086	293,409
Vista Outdoor, Inc. (a)	1,755	84,205
		2,268,461
Media - 1.7%
A.H. Belo Corporation - Class A	11,649	57,430
AMC Entertainment Holdings, Inc. - Class A	40,227	1,133,597
Carmike Cinemas, Inc. (a)	10,129	303,769
Crown Media Holdings, Inc. - Class A (a)	21,232	107,646
CTC Media, Inc. (a)	54,682	107,724
E.W. Scripps Company (The) - Class A (a)	1,668	25,320
Entravision Communications Corporation - Class A	24,193	192,334
Gannett Company, Inc. (b)	94,412	1,590,842
Gray Television, Inc. (a) (b)	5,863	75,340
Harte-Hanks, Inc. (b)	238,028	433,211

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Consumer Discretionary - 15.1%(Continued)
Media - 1.7% (Continued)
Interpublic Group of Companies, Inc. (The)	3,845	$88,204
John Wiley & Sons, Inc. - Class A	4,451	220,725
Lee Enterprises, Inc. (a)	7,616	16,298
Live Nation Entertainment, Inc. (a)	4,134	88,798
Loral Space & Communications, Inc. (a)	723	26,520
McClatchy Company (The) - Class A (a)	11,355	12,604
MDC Partners, Inc. - Class A	55,332	1,119,920
MSG Networks, Inc. - Class A (a)	2,332	39,854
National CineMedia, Inc.	2,712	38,510
New York Times Company (The) - Class A	10,381	133,084
News Corporation - Class A - Non-Voting	3,401	42,240
News Corporation - Class B	6,212	80,508
RR Media Ltd.	1,054	13,776
Sizmek, Inc. (a)	12,065	31,972
Starz - Series A (a)	42,841	1,165,704
Townsquare Media, Inc. - Class A (a)	651	6,927
Tribune Publishing Company (b)	180,687	2,047,184
Viacom, Inc. - Class A	2,038	89,529
		9,289,570
Multiline Retail - 0.4%
Big Lots, Inc.	6,448	295,705
Dillard's, Inc. - Class A	10,207	719,083
Dollar General Corporation	175	14,334
J. C. Penney Company, Inc. (a)	27,748	257,501
Kohl's Corporation	610	27,023
Macy's, Inc.	986	39,036
Tuesday Morning Corporation (a)	97,642	847,533
		2,200,215
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a) (b)	17,170	1,040,845
Ascena Retail Group, Inc. (a)	34,154	300,897
Barnes & Noble Education, Inc. (a) (b)	8,880	83,117
Barnes & Noble, Inc. (b)	140,865	1,655,164
Big 5 Sporting Goods Corporation	11,154	134,852
Build-A-Bear Workshop, Inc. (a)	80,953	1,066,151
Cabela's, Inc. (a)	6,486	338,245
Caleres, Inc.	47,909	1,207,786
Cato Corporation (The) - Class A	1,420	51,958
Christopher & Banks Corporation (a)	15,921	41,395
Citi Trends, Inc. (b)	14,545	261,228
Container Store Group, Inc. (The) (a)	34,536	245,206
Dick's Sporting Goods, Inc.	291	13,485
DSW, Inc. - Class A	292	7,174
Express, Inc. (a)	50,771	923,017
Finish Line, Inc. (The) - Class A	788	15,563
Five Below, Inc. (a)	9,040	376,968
Francesca's Holdings Corporation (a)	61,817	1,026,162
GameStop Corporation - Class A	8,147	267,222
Genesco, Inc. (a)	24,549	1,698,300
Haverty Furniture Companies, Inc.	3,811	71,151
Kirkland's, Inc.	80,534	1,322,368
L Brands, Inc.	260	20,355

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Consumer Discretionary - 15.1%(Continued)
Specialty Retail - 3.2% (Continued)
Lithia Motors, Inc. - Class A	2,396	$198,916
MarineMax, Inc. (a)	2,570	48,856
Michaels Companies, Inc. (The) (a)	3,086	87,735
Murphy USA, Inc. (a) (b)	24,566	1,410,580
New York & Company, Inc. (a)	47,022	174,922
Party City Holdco, Inc. (a)	21,089	302,205
Perfumania Holdings, Inc. (a)	679	1,901
Pier 1 Imports, Inc. (b)	52,633	362,641
Ross Stores, Inc.	463	26,289
Shoe Carnival, Inc.	6,366	163,161
Sonic Automotive, Inc. - Class A	905	16,978
Sportman's Warehouse Holdings, Inc. (a)	2,356	26,811
Stage Stores, Inc.	112,366	827,014
Staples, Inc.	3,926	40,045
Stein Mart, Inc.	6,134	44,410
Systemax, Inc. (a)	8,314	75,242
Tile Shop Holdings, Inc. (The) (a)	1,354	24,155
Tilly's, Inc. - Class A (a)	18,286	115,019
TravelCenters of America, LLC (a) (b)	14,526	105,459
West Marine, Inc. (a)	78,262	784,185
Winmark Corporation	451	42,935
		17,048,068
Textiles, Apparel & Luxury Goods - 0.9%
Crown Crafts, Inc.	1,496	13,763
Culp, Inc.	3,096	81,239
Delta Apparel, Inc. (a)	14,530	294,232
Fossil Group, Inc. (a)	7,802	315,981
Kate Spade & Company (a)	686	17,651
Movado Group, Inc.	14,512	409,383
Oxford Industries, Inc. (b)	4,885	324,462
Perry Ellis International, Inc. (a)	25,947	494,290
PVH Corporation	608	58,125
Ralph Lauren Corporation	262	24,421
Rocky Brands, Inc.	10,865	130,923
Tumi Holdings, Inc. (a)	4,729	126,170
Unifi, Inc. (a)	35,989	927,077
VF Corporation	559	35,245
Vince Holding Corporation (a)	191,887	1,185,862
Wolverine World Wide, Inc.	10,024	189,955
		4,628,779
Consumer Staples - 3.4%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,709	272,364
Dr. Pepper Snapple Group, Inc.	219	19,909
National Beverage Corporation (a)	1,873	87,544
Primo Water Corporation (a)	14,180	155,980
		535,797
Food & Staples Retailing - 1.1%
Andersons, Inc. (The) (b)	42,558	1,426,119
Ingles Markets, Inc. - Class A	4,315	155,642

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Consumer Staples - 3.4%(Continued)
Food & Staples Retailing - 1.1% (Continued)
Kroger Company (The)	758	$26,826
Performance Food Group Company (a)	34,382	889,806
PriceSmart, Inc.	4,593	397,478
Smart & Final Stores, Inc. (a)	2,624	41,774
SpartanNash Company (b)	38,993	1,080,106
SUPERVALU, Inc. (a)	136,118	684,674
United Natural Foods, Inc. (a)	7,499	267,489
Village Super Market, Inc. - Class A	29,668	723,899
Weis Markets, Inc.	394	17,935
		5,711,748
Food Products - 1.4%
Adecoagro S.A. (a)	7,190	76,645
Amplify Snack Brands, Inc. (a)	1,094	16,858
Archer-Daniels-Midland Company	2,444	97,613
Bunge Ltd.	1,600	100,000
ConAgra Foods, Inc.	287	12,789
Cosan Ltd. - Class A	18,843	101,375
Darling Ingredients, Inc. (a) (b)	58,570	848,679
Dean Foods Company (b)	49,817	858,347
Farmer Brothers Company (a)	3,015	91,083
Fresh Del Monte Produce, Inc.	29,880	1,292,609
Ingredion, Inc.	127	14,616
J & J Snack Foods Corporation	8,337	843,121
J.M. Smucker Company (The)	117	14,857
John B. Sanfilippo & Son, Inc. (b)	20,729	1,146,936
Kellogg Company	160	12,290
Lifeway Foods, Inc. (a)	587	5,694
Nomad Foods Ltd. (a)	6,727	54,758
Omega Protein Corporation (a) (b)	7,423	137,994
Seneca Foods Corporation - Class A (a) (b)	57,044	1,859,064
SunOpta, Inc. (a)	7,466	40,167
Tyson Foods, Inc. - Class A	127	8,359
		7,633,854
Household Products - 0.2%
Central Garden & Pet Company - Class A (a)	3,130	50,988
Energizer Holdings, Inc.	15,143	658,569
Oil-Dri Corporation of America	10,678	356,218
		1,065,775
Personal Products - 0.6%
Avon Products, Inc. (b)	454,895	2,142,555
Edgewell Personal Care Company	1,091	89,538
Estée Lauder Companies, Inc. (The) - Class A	260	24,926
Inter Parfums, Inc.	4,396	134,606
Medifast, Inc.	393	12,391
Natural Alternatives International, Inc. (a)	1,790	18,813
Nutraceutical International Corporation (a)	34,581	815,766
Revlon, Inc. - Class A (a)	2,316	84,372
Synutra International, Inc. (a)	3,528	17,852
		3,340,819

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Consumer Staples - 3.4%(Continued)
Tobacco - 0.0% (c)
Alliance One International, Inc. (a)	6,283	$160,279

Energy - 6.8%
Energy Equipment & Services - 2.6%
Archrock, Inc.	289,861	2,855,131
Aspen Aerogels, Inc. (a)	8,748	41,641
DryShips, Inc. (a)	58,071	232,865
Enservco Corporation (a)	4,038	2,629
Exterran Corporation (a)	6,659	101,883
Fairmount Santrol Holdings, Inc. (a)	57,875	231,500
FMC Technologies, Inc. (a)	3,305	100,769
Halliburton Company	112	4,627
Helix Energy Solutions Group, Inc. (a)	50,861	438,930
Hercules Offshore, Inc. (a)	1,577	3,280
Matrix Service Company (a) (b)	72,582	1,367,445
Nabors Industries Ltd. (b)	128,498	1,259,280
National Oilwell Varco, Inc.	271	9,767
North Atlantic Drilling Ltd. (a)	7,095	26,819
Parker Drilling Company (a)	464,020	1,419,901
PHI, Inc. (a) (b)	32,527	729,255
Pioneer Energy Services Corporation (a)	119,995	373,185
RigNet, Inc. (a)	34,505	590,036
Rowan Companies plc - Class A	2,966	55,791
Superior Energy Services, Inc.	39,326	663,036
TETRA Technologies, Inc. (a) (b)	266,146	1,916,251
Unit Corporation (a)	98,134	1,242,376
Weatherford International plc (a)	12,032	97,820
Willbros Group, Inc. (a)	165,836	530,675
		14,294,892
Oil, Gas & Consumable Fuels - 4.2%
Abraxas Petroleum Corporation (a)	33,188	50,446
Adams Resources & Energy, Inc.	2,350	94,588
Alon USA Energy, Inc.	105,501	1,107,760
Anadarko Petroleum Corporation	381	20,102
Baytex Energy Corporation	12,452	63,505
Callon Petroleum Company (a)	43,869	461,063
Carrizo Oil & Gas, Inc. (a)	16,688	590,255
Contango Oil & Gas Company (a)	104,163	1,310,371
CVR Energy, Inc.	36,633	889,449
Delek US Holdings, Inc. (b)	102,265	1,624,991
Devon Energy Corporation	2,682	93,012
DHT Holdings, Inc.	107,784	618,680
Earthstone Energy, Inc. (a)	553	7,637
Enbridge Energy Management, LLC (a)	1	2
Energen Corporation (b)	5,914	251,286
Enerplus Corporation	16,187	89,028
GasLog Ltd.	3,874	49,626
Golar LNG Ltd.	14,815	245,633
Gran Tierra Energy, Inc. (a)	22,833	67,586
Green Plains, Inc.	74,977	1,357,084
Harvest Natural Resources, Inc. (a)	8,800	5,016

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Energy - 6.8%(Continued)
Oil, Gas & Consumable Fuels - 4.2% (Continued)
Kinder Morgan, Inc.	2,620	$46,531
Kosmos Energy Ltd. (a)	28,425	184,194
Marathon Petroleum Corporation	2,369	92,581
Memorial Resource Development Corporation (a)	44,812	586,141
Navigator Holdings Ltd. (a)	4,347	66,248
Navios Maritime Acquisition Corporation	75,661	146,026
Newfield Exploration Company (a)	1,535	55,644
Noble Energy, Inc.	840	30,332
Par Pacific Holdings, Inc. (a) (b)	79,984	1,528,494
PBF Energy, Inc. - Class A	7,084	227,963
PDC Energy, Inc. (a)	30,679	1,926,334
Penn West Petroleum Ltd.	6,244	7,118
QEP Resources, Inc. (b)	114,028	2,044,522
Rice Energy, Inc. (a)	33,981	588,211
Ring Energy, Inc. (a)	17,444	125,597
RSP Permian, Inc. (a)	6,702	205,148
Scorpio Tankers, Inc. (b)	249,070	1,559,178
SemGroup Corporation - Class A (b)	29,967	918,788
StealthGas, Inc. (a)	9,482	37,075
Teekay Corporation	123,841	1,387,019
Teekay Tankers Ltd. - Class A (b)	4,051	15,961
Tesoro Corporation	762	60,724
TransGlobe Energy Corporation	21,993	42,666
Tsakos Energy Navigation Ltd. (b)	14,152	90,007
VAALCO Energy, Inc. (a)	70,588	86,823
Valero Energy Corporation	528	31,083
Western Refining, Inc.	46,154	1,235,081
Westmoreland Coal Company (a)	31	221
World Fuel Services Corporation	1,926	90,002
		22,412,832
Financials - 9.4%
Banks - 2.7%
1st Constitution Bancorp (a)	1,182	14,822
1st Source Corporation	928	31,960
Atlantic Capital Bancshares, Inc. (a)	4,817	68,353
Avenue Financial Holdings, Inc. (a)	4,674	91,423
BancFirst Corporation	1,849	115,322
Banco Latinoamericano de Comercio Exterior S.A. - Class E	23	595
Bank of Commerce Holdings	682	4,283
Bank of Marin Bancorp	990	48,530
Baylake Corporation	1,101	19,190
BNC Bancorp	11,083	247,816
C&F Financial Corporation	303	11,814
Capital Bank Financial Corporation - Class A	2,262	68,380
Cardinal Financial Corporation	1,914	42,357
Carolina Financial Corporation	1,011	19,007
Cascade Bancorp (a)	2,949	17,842
CenterState Banks, Inc.	13,942	227,115
Central Pacific Financial Corporation	8,462	197,503
Citizens & Northern Corporation	276	5,572

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Financials - 9.4%(Continued)
Banks - 2.7% (Continued)
Codorus Valley Bancorp, Inc.	999	$20,919
CommunityOne Bancorp (a)	17,317	228,584
CU Bancorp (a)	15,855	365,299
Customers Bancorp, Inc. (a)	15,666	407,003
Evans Bancorp, Inc.	250	6,100
Farmers National Banc Corporation	21	195
FCB Financial Holdings, Inc. - Class A (a)	19,609	685,335
Fidelity Southern Corporation	9,682	156,461
Financial Institutions, Inc.	3,160	88,480
First Bancorp, Inc. (The)	1,393	27,651
First BanCorporation (Puerto Rico) (a)	150,613	587,391
First Community Bancshares, Inc.	4,765	99,160
First Connecticut Bancorp, Inc.	3,264	56,239
First Financial Bancorporation	783	15,269
First Foundation, Inc. (a)	42,105	949,468
First Internet Bancorp	1,432	35,514
First Midwest Bancorp, Inc.	22,802	421,381
First Northwest Bancorp (a)	4,241	55,133
First of Long Island Corporation (The)	1,199	36,701
Franklin Financial Network, Inc. (a)	679	20,601
Great Southern Bancorp, Inc. (b)	11,236	425,395
Great Western Bancorp, Inc.	22,824	719,413
Guaranty Bancorp	3,347	54,958
Hanmi Financial Corporation	18,178	420,275
Heartland Financial USA, Inc.	4,031	135,079
Heritage Commerce Corporation	3,514	36,686
HomeTrust Bancshares, Inc. (a)	16,004	296,874
Horizon Bancorp	25,982	633,961
Independent Bank Corporation (Maryland)	3,006	141,372
Independent Bank Group, Inc.	4,073	149,072
KeyCorp	1,862	22,884
Lakeland Financial Corporation	111	5,249
LegacyTexas Financial Group, Inc.	20,388	502,768
Live Oak Bancshares, Inc.	3,962	62,362
MBT Financial Corporation	7,514	66,123
Mercantile Bank Corporation	692	16,691
Middleburg Financial Corporation	4,720	127,440
Monarch Financial Holdings, Inc.	6,378	117,291
MutualFirst Financial, Inc.	1,534	40,344
Old Line Bancshares, Inc.	13,514	249,739
Opus Bank	553	19,974
Orrstown Financial Services, Inc.	246	4,374
Pacific Continental Corporation	337	5,614
Peapack-Gladstone Financial Corporation	2,545	48,711
Popular, Inc.	11,406	338,986
Preferred Bank (Los Angeles)	203	6,447
Premier Financial Bancorp, Inc.	148	2,362
Regions Financial Corporation	2,681	25,148
Renasant Corporation	832	28,571
Republic Bancorp, Inc. - Class A	12,410	338,917
Royal Bancshares of Pennsylvania, Inc. - Class A (a)	8,078	23,830

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Financials - 9.4%(Continued)
Banks - 2.7% (Continued)
ServisFirst Bancshares, Inc.	5,675	$279,664
Shore Bancshares, Inc.	3,009	35,326
Sierra Bancorp	43,118	759,308
Simmons First National Corporation - Class A	240	11,208
Southern First Bancshares, Inc. (a)	339	8,645
Sterling Bancorp	79,458	1,298,344
Stonegate Bank	3,367	106,061
Suffolk Bancorp	10,213	245,010
Summit Financial Group, Inc.	1,421	26,544
Talmer Bancorp, Inc. - Class A	9,123	176,986
TCF Financial Corporation	19,660	268,162
Tompkins Financial Corporation	1,576	102,976
TriCo Bancshares	5,833	157,024
Triumph Bancorp, Inc. (a)	406	6,451
Union Bankshares Corporation	450	11,885
United Community Banks, Inc.	9,589	193,027
United Community Financial Corporation	17,463	103,730
WashingtonFirst Bankshares, Inc.	933	20,713
West Bancorporation, Inc.	1,143	21,317
Xenith Bankshares, Inc. (a)	2,062	16,001
Yadkin Financial Corporation	15,897	397,743
Your Community Bankshares, Inc.	203	6,821
		14,841,168
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	78	13,285
Ameriprise Financial, Inc.	225	21,578
Apollo Investment Corporation	15,009	87,352
Arlington Asset Investment Corporation - Class A	26,160	338,510
Ashford, Inc. (a)	1,834	83,447
Associated Capital Group, Inc. - Class A (a)	3,961	120,692
BGC Partners, Inc. - Class A	8,741	79,368
BlackRock Capital Investment Corporation (b)	4,968	41,781
Calamos Asset Management, Inc. - Class A	2,708	22,314
Capital Southwest Corporation	2,023	28,727
E*TRADE Financial Corporation (a)	560	14,101
Evercore Partners, Inc. - Class A	6,711	346,556
Fifth Street Finance Corporation	13,405	72,655
GAMCO Investors, Inc. - Class A	1,015	40,164
Gladstone Investment Corporation	6,152	42,756
Goldman Sachs BDC, Inc.	3,799	74,650
Hennessey Advisors, Inc.	626	19,249
Hercules Capital, Inc.	5,719	70,172
HFF, Inc. - Class A	15,489	493,015
Horizon Technology Finance Corporation	9,266	106,003
Houlihan Lokey, Inc.	41,195	1,038,526
Invesco Ltd.	775	24,033
Investment Technology Group, Inc.	10,803	210,875
KCG Holdings, Inc. - Class A (a)	12,343	169,099
Marcus & Millichap, Inc. (a) (b)	45,584	1,143,247
Medley Capital Corporation	4,847	32,960
Moelis & Company - Class A	5,630	158,259
Monroe Capital Corporation	486	6,697
MVC Capital, Inc.	801	5,951

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Financials - 9.4%(Continued)
Capital Markets - 1.4% (Continued)
New Mountain Finance Corporation	1,954	$24,464
Newtek Business Services Corporation	3,790	48,095
NorthStar Asset Management Group, Inc.	52,125	648,435
OM Asset Management plc	80,012	1,073,761
Oppenheimer Holdings, Inc. - Class A	1,418	21,667
PennantPark Floating Rate Capital Ltd.	5,216	61,862
PennantPark Investment Corporation	10,866	71,607
Piper Jaffray Companies (a)	6,193	258,310
Solar Capital Ltd.	4,051	71,419
TCP Capital Corporation	5,140	75,969
THL Credit, Inc.	6,488	72,990
TICC Capital Corporation	12,898	66,812
Triangle Capital Corporation	2,363	50,214
TriplePoint Venture Growth BDC Corporation	3,909	41,318
WisdomTree Investments, Inc.	21,351	232,512
		7,725,457

Consumer Finance - 0.6%
Discover Financial Services	603	33,931
Enova International, Inc. (a)	195,428	1,721,721
Green Dot Corporation - Class A (a)	17,597	391,181
Navient Corporation	1,425	19,480
Nelnet, Inc. - Class A	1,965	82,353
OneMain Holdings, Inc. (a)	699	22,242
SLM Corporation (a)	115,971	785,124
Synchrony Financial (a)	1,166	35,644
		3,091,676
Diversified Financial Services - 0.3%
Cohen & Steers, Inc.	28,411	1,115,700
Global Eagle Entertainment, Inc. (a)	16,739	134,079
Intercontinental Exchange, Inc.	141	33,844
Marlin Business Services Corporation	6,193	91,595
PICO Holdings, Inc. (a)	5,105	50,693
Tiptree Financial, Inc. - Class A	6,977	38,583
TPG Specialty Lending, Inc.	4,172	68,546
Voya Financial, Inc.	1,113	36,139
		1,569,179
Insurance - 1.2%
Allied World Assurance Company Holdings A.G.	9,219	328,012
American Financial Group, Inc.	312	21,562
AMERISAFE, Inc. (b)	9,017	485,836
Argo Group International Holdings Ltd.	1,520	83,554
Aspen Insurance Holdings Ltd.	2,561	118,702
Atlas Financial Holdings, Inc. (a)	21,446	376,806
Baldwin & Lyons, Inc. - Class B	40	978
Crawford & Company - Class B	1,265	8,526
eHealth, Inc. (a) (b)	4,268	47,759

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Financials - 9.4%(Continued)
Insurance - 1.2% (Continued)
EMC Insurance Group, Inc.	4,472	$118,329
Employers Holdings, Inc.	31,406	932,758
Enstar Group Ltd. (a)	2,332	369,482
FBL Financial Group, Inc. - Class A	7,206	435,747
Genworth Financial, Inc. - Class A (a)	141,187	484,272
Global Indemnity plc (a)	1,166	36,671
Hanover Insurance Group, Inc. (The)	1,015	87,046
Heritage Insurance Holdings, Inc.	1,672	22,221
Horace Mann Educators Corporation	3,851	119,766
Independence Holding Company	985	15,140
Infinity Property & Casualty Corporation	4,861	389,658
Investors Title Company	69	6,571
James River Group Holdings Ltd.	4,464	138,206
Kingstone Companies, Inc.	1,794	16,684
Lincoln National Corporation	931	40,452
Markel Corporation (a)	11	9,890
National General Holdings Corporation	5,591	112,882
National Interstate Corporation	1,525	46,955
National Western Life Group, Inc. - Class A	462	100,115
Navigators Group, Inc. (The) (a)	3,362	277,735
Old Republic International Corporation	1,614	29,843
Phoenix Companies, Inc. (The) (a)	4,252	157,367
ProAssurance Corporation	2,600	124,098
Selective Insurance Group, Inc. (b)	12,982	450,605
State National Companies, Inc.	1,429	16,119
United Fire Group, Inc. (b)	11,890	532,910
United Insurance Holdings Corporation	540	8,807
Validus Holdings Ltd.	485	22,354
WMIH Corporation (a)	24,984	55,714
		6,630,132
Real Estate Investment Trusts (REIT) - 1.7%
Agree Realty Corporation	60	2,327
American Assets Trust, Inc.	1,894	75,135
American Farmland Company	4,055	28,020
Bluerock Residential Growth REIT, Inc.	8,655	94,686
Brandywine Realty Trust	51,465	769,402
BRT Realty Trust (a)	1,934	13,760
Care Capital Properties, Inc.	14,595	389,249
CBL & Associates Properties, Inc.	61,121	713,893
Cedar Realty Trust, Inc.	36,939	255,618
City Office REIT, Inc.	19,123	214,751
Colony Starwood Homes	12,785	311,571
Columbia Property Trust, Inc.	9,685	215,976
Cousins Properties, Inc.	8,707	90,118
Equity LifeStyle Properties, Inc.	10,265	703,050
First Potomac Realty Trust	36,098	303,584
Gaming and Leisure Properties, Inc.	1,838	60,258
General Growth Properties, Inc.	20,703	580,305
GEO Group, Inc. (The)	1,711	54,803
Getty Realty Corporation	13,067	257,159
Gyrodyne, LLC (a)	515	14,291
InfraREIT, Inc.	15,640	259,311
Kite Realty Group Trust	4,643	126,429

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Financials - 9.4%(Continued)
Real Estate Investment Trusts (REIT) - 1.7% (Continued)
Ladder Capital Corporation	5,918	$70,483
Lamar Advertising Company - Class A	1,726	107,081
Lexington Realty Trust	14,535	127,617
Macerich Company (The)	1,388	105,599
New York REIT, Inc.	43,999	432,510
NexPoint Residential Trust, Inc.	22,944	322,593
Outfront Media, Inc.	13,974	303,096
Paramount Group, Inc.	11,573	193,269
Parkway Properties, Inc.	8,711	143,296
Pennsylvania Real Estate Investment Trust	680	15,599
Piedmont Office Realty Trust, Inc. - Class A	12,142	241,747
RE/MAX Holdings, Inc. - Class A	910	33,488
Retail Properties of America, Inc. - Class A	93	1,487
RMR Group, Inc. (The) - Class A	5,151	128,363
Rouse Properties, Inc.	16,220	299,583
SL Green Realty Corporation	6,776	712,022
Taubman Centers, Inc.	1,886	130,983
UMH Properties, Inc.	3,060	29,988
Wheeler Real Estate Investment Trust, Inc.	95,982	135,334
WP Glimcher, Inc.	12,840	134,692
		9,202,526
Real Estate Management & Development - 0.1%
Farmland Partners, Inc.	18,433	198,892
FRP Holdings, Inc. (a)	895	32,650
Stratus Properties, Inc. (a)	1,155	27,604
		259,146
Thrifts & Mortgage Finance - 1.4%
Anchor BanCorp Wisconsin, Inc. (a)	18,780	898,811
Bear State Financial, Inc.	2,186	21,510
Beneficial Bancorp, Inc. (a)	11,296	156,901
Berkshire Hills Bancorp, Inc.	832	22,580
Brookline Bancorp, Inc.	10,162	115,644
Cape Bancorp, Inc.	8,869	129,399
Charter Financial Corporation	46,941	588,171
Dime Community Bancshares, Inc.	48,429	877,049
Entegra Financial Corporation (a)	194	3,463
Essent Group Ltd. (a)	6,317	128,993
EverBank Financial Corporation	22,221	335,093
Federal Agricultural Mortgage Corporation - Class C	7,782	316,572
First Defiance Financial Corporation	17,593	696,331
First Financial Northwest, Inc.	4,410	60,152
Flagstar Bancorp, Inc. (a)	22,460	531,628
Flushing Financial Corporation	36,206	722,310
FS Bancorp, Inc.	529	13,400
HF Financial Corporation	1,632	32,803
LaPorte Bancorp, Inc.	1,345	21,385
Malvern Bancorp, Inc. (a)	2,147	33,837

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Financials - 9.4%(Continued)
Thrifts & Mortgage Finance - 1.4% (Continued)
Meta Financial Group, Inc.	2,783	$138,092
Nationstar Mortgage Holdings, Inc. (a)	13,285	153,973
NMI Holdings, Inc. - Class A (a)	71,140	447,471
Oritani Financial Corporation	23,153	401,241
PennyMac Financial Services, Inc. - Class A (a)	1,927	24,550
Provident Financial Holdings, Inc.	2,396	41,451
Provident Financial Services, Inc.	7,537	150,589
Prudential Bancorp, Inc.	315	4,520
Pulaski Financial Corporation	3,063	49,529
Southern Missouri Bancorp, Inc.	9,226	228,528
Territorial Bancorp, Inc.	539	14,138
Walker & Dunlop, Inc. (a)	19,899	438,773
		7,798,887
Health Care - 22.1%
Biotechnology - 9.0%
AbbVie, Inc.	1,524	92,964
Acceleron Pharma, Inc. (a) (b)	58,722	1,758,724
Achillion Pharmaceuticals, Inc. (a)	2,359	20,169
Acorda Therapeutics, Inc. (a)	12,832	331,707
Aduro Biotech, Inc. (a)	40,151	519,955
Affimed N.V. (a)	1,102	4,463
Agenus, Inc. (a)	12,044	42,395
Aimmune Therapeutics, Inc. (a)	1,729	22,391
Alkermes plc (a)	2,344	93,174
Alnylam Pharmaceuticals, Inc. (a)	1,354	90,772
AMAG Pharmaceuticals, Inc. (a)	20,287	538,011
Amgen, Inc.	220	34,826
Anthera Pharmaceuticals, Inc. (a)	2,078	7,689
Applied Genetic Technologies Corporation (a) (b)	99,858	1,568,769
Arbutus Biopharma Corporation (a)	17,945	88,828
Ardelyx, Inc. (a)	18,206	145,830
Arena Pharmaceuticals, Inc. (a)	109,869	188,975
ArQule, Inc. (a)	17,559	28,621
Atara Biotherapeutics, Inc. (a)	958	17,254
Avalanche Biotechnologies, Inc. (a)	178,589	1,007,242
AVEO Pharmaceuticals, Inc. (a)	6,148	5,827
Avexis, Inc. (a)	1,252	31,300
Baxalta, Inc.	1,529	64,142
Bellicum Pharmaceuticals, Inc. (a)	16,356	165,850
BioCryst Pharmaceuticals, Inc. (a)	315,624	1,028,934
Biogen, Inc. (a)	330	90,747
BioSpecifics Technologies Corporation (a) (b)	45,167	1,606,138
Biostage, Inc. (a)	1	1
Blueprint Medicines Corporation (a)	1,528	23,195
Calithera Biosciences, Inc. (a)	51,013	271,899
Cara Therapeutics, Inc. (a)	10,561	64,422
Celgene Corporation (a)	287	29,679
Cepheid (a) (b)	48,173	1,374,857
Cerulean Pharma, Inc. (a)	17,803	58,394
Chemocentryx, Inc. (a)	25,547	61,313
Cidara Therapeutics, Inc. (a)	1,249	16,712

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Health Care - 22.1%(Continued)
Biotechnology - 9.0% (Continued)
Coherus Biosciences, Inc. (a)	10,044	$189,129
Concert Pharmaceuticals, Inc. (a) (b)	113,731	1,585,410
Curis, Inc. (a)	244,664	489,328
Cytokinetics, Inc. (a)	101,723	828,025
CytomX Therapeutics, Inc. (a)	2,180	28,166
Dicerna Pharmaceuticals, Inc. (a)	7,912	36,553
Edge Therapeutics, Inc. (a)	5,775	47,528
Emergent BioSolutions, Inc. (a)	6,990	269,255
Enanta Pharmaceuticals, Inc. (a)	15,750	459,900
Enzymotec Ltd. (a)	5,586	48,263
Epizyme, Inc. (a) (b)	122,304	1,274,408
Esperion Therapeutics, Inc. (a)	32,765	537,018
Fate Therapeutics, Inc. (a)	8,524	16,196
FibroGen, Inc. (a)	72,291	1,301,238
Five Prime Therapeutics, Inc. (a) (b)	37,198	1,770,253
Foundation Medicine, Inc. (a)	18,176	289,907
Genomic Health, Inc. (a) (b)	62,293	1,637,060
Gilead Sciences, Inc.	404	35,637
Global Blood Therapeutics, Inc. (a)	400	8,068
Ignyta, Inc. (a)	66,547	460,505
Immune Design Corporation (a)	78,302	1,068,039
ImmunoGen, Inc. (a)	29,352	201,061
Infinity Pharmaceuticals, Inc. (a) (b)	311,962	1,809,380
Insmed, Inc. (a)	43,919	533,616
Kindred Biosciences, Inc. (a)	324	1,196
Lexicon Pharmaceuticals, Inc. (a)	32,000	441,920
Ligand Pharmaceuticals, Inc. (a)	6,403	773,931
MacroGenics, Inc. (a) (b)	21,981	451,929
Medgenics, Inc. (a)	44,300	211,311
Momenta Pharmaceuticals, Inc. (a) (b)	109,593	1,042,229
NanoViricides, Inc. (a)	21,712	36,910
Natera, Inc. (a)	86,201	846,494
NewLink Genetics Corporation (a)	39,091	633,665
OncoMed Pharmaceuticals, Inc. (a)	53,556	664,094
Ophthotech Corporation (a) (b)	27,355	1,278,573
Otonomy, Inc. (a)	53,809	767,316
PDL BioPharma, Inc. (b)	562,578	2,120,919
Pfenex, Inc. (a)	108,326	883,940
PharmAthene, Inc. (a)	175,731	418,240
Progenics Pharmaceuticals, Inc. (a)	12,644	67,140
Pronai Therapeutics, Inc. (a)	2,490	13,944
Protalix BioTherapeutics, Inc. (a)	6,177	5,097
Proteon Therapeutics, Inc. (a)	4,459	43,520
QLT, Inc. (a)	9,687	14,627
Raptor Pharmaceutical Corporation (a) (b)	118,163	580,180
REGENXBIO, Inc. (a)	71,970	749,927
Repligen Corporation (a) (b)	46,991	1,251,840
Retrophin, Inc. (a)	13,897	191,501
Rigel Pharmaceuticals, Inc. (a) (b)	616,178	1,743,784
Sage Therapeutics, Inc. (a)	245	9,234
Sangamo BioSciences, Inc. (a)	116,546	734,240

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Health Care - 22.1%(Continued)
Biotechnology - 9.0% (Continued)
SciClone Pharmaceuticals, Inc. (a) (b)	80,913	$1,068,052
Sinovac Biotech Ltd. (a)	13,199	83,418
Sorrento Therapeutics, Inc. (a)	9,125	62,597
Spark Therapeutics, Inc. (a)	119	4,271
Spectrum Pharmaceuticals, Inc. (a)	10,424	73,906
Stemline Therapeutics, Inc. (a)	15,636	85,998
T2 Biosystems, Inc. (a)	10,261	94,093
TG Therapeutics, Inc. (a)	56,248	512,419
Trevena, Inc. (a)	140,030	1,090,834
Trillium Therapeutics, Inc. (a)	12,899	144,598
uniQure N.V. (a)	4,747	61,379
United Therapeutics Corporation (a)	76	7,995
Vanda Pharmaceuticals, Inc. (a)	104,357	928,777
Verastem, Inc. (a)	48,047	79,278
Vericel Corporation (a)	442,717	1,275,025
Vertex Pharmaceuticals, Inc. (a)	713	60,134
Vitae Pharmaceuticals, Inc. (a)	3,808	27,380
Xencor, Inc. (a) (b)	51,171	626,845
XOMA Corporation (a)	35,649	29,182
		48,713,994
Health Care Equipment & Supplies - 4.9%
Abaxis, Inc.	237	10,741
Aethlon Medical, Inc. (a)	963	4,680
Analogic Corporation	145	11,454
AngioDynamics, Inc. (a) (b)	74,769	915,920
AtriCure, Inc. (a)	3,243	51,564
Atrion Corporation (b)	3,255	1,293,211
Baxter International, Inc.	394	17,423
Boston Scientific Corporation (a)	1,203	26,370
Cantel Medical Corporation (b)	24,999	1,674,683
CRH Medical Corporation (a)	6,321	20,543
CryoLife, Inc.	20,600	255,440
Cutera, Inc. (a)	84,263	982,507
Cynosure, Inc. - Class A (a) (b)	37,601	1,840,193
Entellus Medical, Inc. (a)	2,639	38,371
Exactech, Inc. (a) (b)	51,908	1,180,388
FONAR Corporation (a)	6,118	86,386
Glaukos Corporation (a)	9,934	187,157
Globus Medical, Inc. - Class A (a) (b)	48,278	1,208,881
Haemonetics Corporation (a)	28,625	928,309
Halyard Health, Inc. (a) (b)	44,256	1,246,249
HeartWare International, Inc. (a)	40,076	1,336,935
Hill-Rom Holdings, Inc.	108	5,222
ICU Medical, Inc. (a) (b)	7,846	779,422
Inogen, Inc. (a)	5,627	274,935
Invacare Corporation (b)	147,273	1,655,349
K2M Group Holdings, Inc. (a)	6,494	105,592
Lantheus Holdings, Inc. (a)	1,998	4,116
LeMaitre Vascular, Inc. (b)	28,783	477,222
Masimo Corporation (a) (b)	41,507	1,799,328
Merit Medical Systems, Inc. (a) (b)	6,901	139,745

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Health Care - 22.1%(Continued)
Health Care Equipment & Supplies - 4.9% (Continued)
Natus Medical, Inc. (a) (b)	14,769	$470,688
Neogen Corporation (a)	4,947	233,696
NuVasive, Inc. (a)	7,768	411,238
NxStage Medical, Inc. (a)	50,525	814,463
OraSure Technologies, Inc. (a) (b)	115,067	826,181
Orthofix International N.V. (a) (b)	45,465	1,989,548
Penumbra, Inc. (a)	1,917	104,477
RTI Surgical, Inc. (a) (b)	355,297	1,417,635
SeaSpine Holdings Corporation (a)	3,547	52,921
Symmetry Surgical, Inc. (a)	3,395	35,478
Syneron Medical Ltd. (a)	12,335	87,949
Teleflex, Inc.	579	90,197
Utah Medical Products, Inc.	17,236	1,153,088
West Pharmaceutical Services, Inc.	437	31,114
		26,277,009
Health Care Providers & Services - 3.8%
Alliance HealthCare Services, Inc. (a)	536	3,854
Almost Family, Inc. (a)	4,826	202,740
Amedisys, Inc. (a)	14,112	726,627
AmerisourceBergen Corporation	311	26,466
BioTelemetry, Inc. (a)	47,112	741,072
Brookdale Senior Living, Inc. (a)	6,870	126,820
Capital Senior Living Corporation (a)	439	8,806
Cardinal Health, Inc.	344	26,990
China Cord Blood Corporation (a)	15,646	97,631
Cigna Corporation	222	30,756
Civitas Solutions, Inc. (a) (b)	58,340	1,169,134
CorVel Corporation (a) (b)	23,588	1,066,178
Cross Country Healthcare, Inc. (a)	24,062	299,091
Five Star Quality Care, Inc. (a) (b)	421,343	1,028,077
Genesis Healthcare, Inc. (a)	325,978	821,464
HealthEquity, Inc. (a)	227	5,709
HealthSouth Corporation	9,209	381,805
Healthways, Inc. (a)	3,551	41,369
HMS Holdings Corporation (a) (b)	120,226	2,030,617
Kindred Healthcare, Inc.	34,515	509,441
LHC Group, Inc. (a)	26,030	1,050,050
LifePoint Health, Inc. (a)	2,901	195,991
Magellan Health, Inc. (a) (b)	29,121	2,051,866
Molina Healthcare, Inc. (a)	517	26,760
National HealthCare Corporation	2,321	149,588
National Research Corporation - Class A	1,293	18,606
Owens & Minor, Inc. (b)	34,176	1,243,665
PharMerica Corporation (a)	4,059	95,955
Premier, Inc. - Class A (a) (b)	5,464	184,738
Providence Service Corporation (The) (a)	1,086	54,126
RadNet, Inc. (a)	298,056	1,505,183
Surgery Partners, Inc. (a)	2,996	48,805
Surgical Care Affiliates, Inc. (a) (b)	20,112	972,415
Tenet Healthcare Corporation (a) (b)	40,644	1,288,008
Triple-S Management Corporation - Class B (a) (b)	78,690	2,049,088

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Health Care - 22.1%(Continued)
Health Care Providers & Services - 3.8% (Continued)
U.S. Physical Therapy, Inc.	667	$33,257
Universal American Corporation	3,787	28,175
Veracyte, Inc. (a)	10,091	58,528
WellCare Health Plans, Inc. (a)	341	30,687
		20,430,138
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a) (b)	103,936	1,392,742
Cerner Corporation (a)	482	27,059
HealthStream, Inc. (a)	13,162	297,724
iCAD, Inc. (a)	3,181	16,828
IMS Health Holdings, Inc. (a)	1,299	34,605
Omnicell, Inc. (a)	5,946	189,440
Press Ganey Holdings, Inc. (a)	5,608	170,876
Quality Systems, Inc.	49,437	696,073
Vocera Communications, Inc. (a)	57,540	674,369
		3,499,716
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	262	10,721
Bruker Corporation	1,815	51,365
Cambrex Corporation (a)	1,478	71,299
Charles River Laboratories International, Inc. (a)	338	26,793
Enzo Biochem, Inc. (a)	244,251	1,216,370
INC Research Holdings, Inc. - Class A (a) (b)	32,524	1,565,380
NanoString Technologies, Inc. (a)	2,309	36,759
NeoGenomics, Inc. (a)	4,132	33,634
PerkinElmer, Inc.	429	21,630
PRA Health Sciences, Inc. (a) (b)	30,619	1,452,872
Thermo Fisher Scientific, Inc.	157	22,647
		4,509,470
Pharmaceuticals - 2.9%
Amphastar Pharmaceuticals, Inc. (a) (b)	17,427	214,352
ANI Pharmaceuticals, Inc. (a)	14,205	645,901
Auris Medical Holding A.G. (a)	22,872	83,712
BioDelivery Sciences International, Inc. (a)	409,181	1,383,032
Collegium Pharmaceutical, Inc. (a) (b)	96,176	1,833,115
Corcept Therapeutics, Inc. (a)	179,771	857,508
Corium International, Inc. (a)	11,774	52,748
Cumberland Pharmaceuticals, Inc. (a)	2,866	13,614
Cymabay Therapeutics, Inc. (a)	25,241	65,879
Depomed, Inc. (a)	5,174	89,924
Dermira, Inc. (a) (b)	45,672	1,155,045
DURECT Corporation (a)	99,562	133,413
Heska Corporation (a) (b)	66,027	2,020,426
Impax Laboratories, Inc. (a)	33,190	1,106,886
Intersect ENT, Inc. (a)	1,467	29,413
Intra-Cellular Therapies, Inc. (a)	3,833	131,549
Juniper Pharmaceuticals, Inc. (a)	1,242	8,433
Mallinckrodt plc (a)	1,523	95,218
MediWound Ltd. (a)	8,857	73,336
Merck & Company, Inc.	436	23,910
Pacira Pharmaceuticals, Inc. (a)	9,609	519,943

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Health Care - 22.1%(Continued)
Pharmaceuticals - 2.9% (Continued)
Paratek Pharmaceuticals, Inc. (a)	18,097	$246,481
Phibro Animal Health Corporation - Class A (b)	54,295	1,126,078
Prestige Brands Holdings, Inc. (a) (b)	28,205	1,601,480
Repros Therapeutics, Inc. (a)	45,801	108,548
Sagent Pharmaceuticals, Inc. (a) (b)	149,261	1,737,398
Sucampo Pharmaceuticals, Inc. - Class A (a)	41,912	451,811
Supernus Pharmaceuticals, Inc. (a)	3,569	61,244
		15,870,397
Industrials - 13.4%
Aerospace & Defense - 1.1%
AAR Corporation	45,659	1,097,642
Arotech Corporation (a)	15,026	54,394
Astronics Corporation (a)	1,831	67,656
DigitalGlobe, Inc. (a) (b)	46,610	1,032,878
Ducommun, Inc. (a)	8,083	128,601
Esterline Technologies Corporation (a)	11,055	759,036
HEICO Corporation	657	40,281
Huntington Ingalls Industries, Inc.	623	90,192
Kratos Defense & Security Solutions, Inc. (a)	141,204	749,793
L-3 Communications Holdings, Inc.	364	47,877
LMI Aerospace, Inc. (a)	853	7,498
Moog, Inc. - Class A (a)	2,733	133,534
Northrop Grumman Corporation	167	34,445
Spirit AeroSystems Holdings, Inc. - Class A (a)	1,962	92,508
Vectrus, Inc. (a) (b)	70,504	1,520,066
		5,856,401
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	9,857	138,885
Atlas Air Worldwide Holdings, Inc. (a)	8,108	323,833
C.H. Robinson Worldwide, Inc.	275	19,517
Park-Ohio Holdings Corporation	21,877	556,770
Radiant Logistics, Inc. (a)	65,939	259,800
		1,298,805
Airlines - 0.5%
Allegiant Travel Company	34	5,459
Delta Air Lines, Inc.	893	37,211
Hawaiian Holdings, Inc. (a)	7,846	330,081
SkyWest, Inc. (b)	77,764	1,827,454
Spirit Airlines, Inc. (a)	7,292	320,338
		2,520,543
Building Products - 1.0%
AAON, Inc.	1,334	35,378
Builders FirstSource, Inc. (a)	28,018	310,720
Continental Building Products, Inc. (a)	11,058	216,847
CSW Industrials, Inc. (a)	2,355	76,679
Gibraltar Industries, Inc. (a)	31,036	820,902
Insteel Industries, Inc.	7,399	214,497
Masonite International Corporation (a)	5,377	363,808
NCI Building Systems, Inc. (a)	19,268	284,010
Nortek, Inc. (a) (b)	660	31,125
Owens Corning, Inc.	852	39,252

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Industrials - 13.4%(Continued)
Building Products - 1.0% (Continued)
Patrick Industries, Inc. (a)	925	$42,411
PGT, Inc. (a)	3,123	32,698
Ply Gem Holdings, Inc. (a) (b)	136,292	1,996,678
Quanex Building Products Corporation	3,390	63,868
Simpson Manufacturing Company, Inc.	162	6,091
TopBuild Corporation (a)	22,468	701,451
Trex Company, Inc. (a)	6,486	307,761
Universal Forest Products, Inc. (b)	939	71,974
		5,616,150
Commercial Services & Supplies - 1.4%
ACCO Brands Corporation (a)	86,871	828,749
ARC Document Solutions, Inc. (a)	65,316	269,102
Brink's Company (The)	39,928	1,351,164
Casella Waste Systems, Inc. - Class A (a)	2,844	20,363
Ennis, Inc. (b)	14,586	285,010
G&K Services, Inc. - Class A	667	47,124
Heritage-Crystal Clean, Inc. (a)	12,202	126,901
HNI Corporation	13,166	575,618
InnerWorkings, Inc. (a) (b)	188,536	1,540,339
Kimball International, Inc. - Class B	2,302	26,795
Knoll, Inc.	8,392	195,953
McGrath RentCorp	1,645	40,105
Multi-Color Corporation	566	33,864
Quad/Graphics, Inc. (b)	117,726	1,477,461
R.R. Donnelley & Sons Company	2,166	37,688
SP Plus Corporation (a)	16,002	356,525
Steelcase, Inc. - Class A (b)	9,059	138,240
Tyco International plc	680	26,194
UniFirst Corporation	48	5,202
Viad Corporation (b)	1,197	35,611
		7,418,008
Construction & Engineering - 0.5%
Aegion Corporation (a) (b)	1,440	30,571
Comfort Systems USA, Inc.	1,089	32,115
EMCOR Group, Inc.	3,174	153,876
Great Lakes Dredge & Dock Corporation (a)	14,403	65,822
Integrated Electrical Services, Inc. (a)	13,770	166,204
KBR, Inc.	101,154	1,573,956
MYR Group, Inc. (a)	5,900	150,509
Northwest Pipe Company (a)	1,609	17,361
Orion Marine Group, Inc. (a)	3,967	23,167
Quanta Services, Inc. (a)	1,334	31,642
Sterling Construction Company, Inc. (a)	32,302	169,262
		2,414,485
Electrical Equipment - 1.8%
Allied Motion Technologies, Inc. (b)	29,908	644,517
AZZ, Inc.	21,280	1,168,698
Babcock & Wilcox Enterprises, Inc. (a) (b)	82,205	1,878,384
Belden, Inc. (b)	17,585	1,110,317
Encore Wire Corporation (b)	17,693	676,757
EnerSys (b)	9,583	559,360

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Industrials - 13.4%(Continued)
Electrical Equipment - 1.8% (Continued)
Franklin Electric Company, Inc.	221	$6,981
General Cable Corporation (b)	77,044	1,204,968
LSI Industries, Inc.	9,761	123,477
Powell Industries, Inc. (b)	45,665	1,421,095
PowerSecure International, Inc. (a)	2,293	42,925
Regal Beloit Corporation (b)	15,452	995,418
SL Industries, Inc. (a)	1,284	51,334
Vicor Corporation (a)	9,847	94,433
		9,978,664
Machinery - 3.5%
Alamo Group, Inc.	501	28,276
Albany International Corporation - Class A	20,532	827,234
Allison Transmission Holdings, Inc.	3,317	95,563
Ampco-Pittsburgh Corporation	32,224	615,156
Astec Industries, Inc.	12,742	616,713
Barnes Group, Inc.	2,468	80,185
Chart Industries, Inc. (a)	34,915	898,712
China Yuchai International Ltd.	8,768	89,872
CLARCOR, Inc.	6,514	382,828
Columbus McKinnon Corporation	82,817	1,367,309
Commercial Vehicle Group, Inc. (a)	34,349	88,277
Energy Recovery, Inc. (a)	24,508	298,017
EnPro Industries, Inc.	940	55,065
ESCO Technologies, Inc.	762	29,322
Federal Signal Corporation (b)	56,196	769,323
Global Brass & Copper Holdings, Inc. (b)	26,268	711,863
Hardinge, Inc.	52,018	676,234
Harsco Corporation (b)	249,661	1,770,096
Illinois Tool Works, Inc.	144	15,051
John Bean Technologies Corporation	834	43,485
Kadant, Inc.	1,089	51,564
Kennametal, Inc.	968	22,632
L.B. Foster Company - Class A (b)	60,568	1,191,978
Lydall, Inc. (a) (b)	30,575	1,124,854
Meritor, Inc. (a)	2,827	24,029
Mueller Industries, Inc.	2,932	92,534
Mueller Water Products, Inc. - Class A	59,092	635,239
NACCO Industries, Inc. - Class A	20,458	1,217,660
Omega Flex, Inc.	338	11,134
SPX Corporation (b)	113,892	1,833,661
SPX FLOW, Inc. (a)	49,487	1,482,631
Standex International Corporation	2,356	180,682
Supreme Industries, Inc. - Class A	31,066	386,150
Titan International, Inc. (b)	111,036	736,169
TriMas Corporation (a)	1,275	23,078
Valmont Industries, Inc.	39	5,475
Watts Water Technologies, Inc. - Class A	108	6,034
Woodward, Inc.	6,380	345,860
Xerium Technologies, Inc. (a)	23,748	125,627
Xylem, Inc.	1,106	46,209
		19,001,781

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Industrials - 13.4%(Continued)
Marine - 0.3%
Matson, Inc.	34,895	$1,356,718

Professional Services - 1.2%
Barrett Business Services, Inc.	12,384	384,028
CDI Corporation	91,748	655,998
CRA International, Inc. (a)	6,925	150,273
Exponent, Inc.	977	48,694
Franklin Covey Company (a)	19,252	317,080
GP Strategies Corporation (a)	454	10,596
Heidrick & Struggles International, Inc. (b)	65,291	1,288,191
Huron Consulting Group, Inc. (a)	38	2,113
Kelly Services, Inc. - Class A	72,603	1,362,758
Kforce, Inc.	59,751	1,135,867
Korn/Ferry International	3,984	108,126
ManpowerGroup, Inc.	1,134	87,352
Mistras Group, Inc. (a)	6,497	158,332
On Assignment, Inc. (a)	2,500	90,150
RPX Corporation (a)	2,226	24,664
TriNet Group, Inc. (a)	5,480	91,078
TrueBlue, Inc. (a)	22,583	422,076
Volt Information Sciences, Inc. (a)	7,772	58,368
VSE Corporation	2,058	127,678
WageWorks, Inc. (a)	112	6,032
		6,529,454
Road & Rail - 1.0%
ArcBest Corporation (b)	51,539	983,880
Avis Budget Group, Inc. (a)	11,335	284,508
Celadon Group, Inc.	93,334	939,873
Marten Transport Ltd.	3,572	66,654
Roadrunner Transportation Systems, Inc. (a)	107,237	1,267,541
Ryder System, Inc.	5,072	349,562
Universal Truckload Services, Inc.	1,540	21,960
YRC Worldwide, Inc. (a) (b)	184,098	1,693,702
		5,607,680
Trading Companies & Distributors - 0.9%
Air Lease Corporation	11,592	353,324
Beacon Roofing Supply, Inc. (a)	194	8,290
CAI International, Inc. (a)	121,733	1,244,111
DXP Enterprises, Inc. (a)	144	3,146
H&E Equipment Services, Inc.	50,536	1,022,343
HD Supply Holdings, Inc. (a)	1,465	50,220
MFC Bancorp Ltd. (a)	9,753	18,141
MRC Global, Inc. (a) (b)	60,578	846,881
MSC Industrial Direct Company, Inc. - Class A	75	5,813
Rush Enterprises, Inc. - Class A (a)	56,776	1,117,920
TAL International Group, Inc. (a)	4,591	78,506
Univar, Inc. (a)	18,511	322,091
WESCO International, Inc. (a)	265	15,579
Willis Lease Finance Corporation (a)	811	19,610
		5,105,975

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Information Technology - 15.8%
Communications Equipment - 1.9%
ARRIS International plc (a)	961	$21,882
Bel Fuse, Inc. - Class B (b)	68,534	1,141,776
Black Box Corporation (b)	116,823	1,707,952
Comtech Telecommunications Corporation	60,474	1,463,471
Digi International, Inc. (a)	15,313	161,858
EchoStar Corporation - Class A (a)	14,209	581,432
EMCORE Corporation (a)	157,681	898,782
Extreme Networks, Inc. (a) (b)	247,715	869,480
Infinera Corporation (a)	596	7,086
Ituran Location and Control Ltd.	768	15,974
Ixia (a)	11,596	117,352
Lumentum Holdings, Inc. (a)	33,795	855,014
Mitel Networks Corporation (a)	9,145	63,832
Motorola Solutions, Inc.	647	48,648
MRV Communications, Inc. (a)	2,430	24,179
Napco Security Systems, Inc. (a)	6,044	35,781
ORBCOMM, Inc. (a)	37,852	375,113
Plantronics, Inc.	22,767	875,391
Polycom, Inc. (a)	13,825	165,209
QUALCOMM, Inc.	423	21,370
Radware Ltd. (a)	5,463	59,000
ShoreTel, Inc. (a) (b)	79,003	483,498
Sierra Wireless, Inc. (a)	1,406	22,679
Sonus Networks, Inc. (a) (b)	41,645	343,988
TESSCO Technologies, Inc.	1,571	26,047
UTStarcom Holdings Corporation (a)	15,624	32,029
		10,418,823
Electronic Equipment, Instruments & Components - 2.0%
Agilysys, Inc. (a)	7,992	85,355
Anixter International, Inc. (a)	117	7,289
Arrow Electronics, Inc. (a)	1,424	88,430
Avnet, Inc.	51	2,097
Benchmark Electronics, Inc. (a) (b)	5,578	108,325
Celestica, Inc. (a)	4,174	44,787
Checkpoint Systems, Inc. (a)	73,827	747,129
Coherent, Inc. (a)	1,848	172,603
CTS Corporation	1,048	17,365
Electro Scientific Industries, Inc. (a)	36,147	254,836
Fabrinet (a)	6,263	200,228
FARO Technologies, Inc. (a)	39,808	1,156,024
Hollysys Automation Technologies Ltd. (a)	865	16,582
II-VI, Inc. (a) (b)	14,764	308,125
Ingram Micro, Inc. - Class A	2,568	89,752
Insight Enterprises, Inc. (a) (b)	78,942	1,950,657
Iteris, Inc. (a)	1,645	4,080
KEMET Corporation (a)	40,988	95,092
Key Tronic Corporation (a)	10,286	73,339
Kimball Electronics, Inc. (a)	667	7,297
Knowles Corporation (a)	12,163	162,619
Littelfuse, Inc.	1,049	122,188
LRAD Corporation	4,556	8,292

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Information Technology - 15.8%(Continued)
Electronic Equipment, Instruments & Components - 2.0% (Continued)
Maxwell Technologies, Inc. (a)	41,614	$267,162
Mercury Systems, Inc. (a)	6,963	146,362
Methode Electronics, Inc. (b)	32,484	965,749
Multi-Fineline Electronix, Inc. (a)	43,054	990,242
Newport Corporation (a)	24,865	571,646
Orbotech Ltd. (a) (b)	3,553	85,556
OSI Systems, Inc. (a)	243	12,366
Park Electrochemical Corporation	1,496	24,400
PC Connection, Inc.	5,733	136,274
Plexus Corporation (a) (b)	3,489	145,701
QLogic Corporation (a)	11,250	147,263
Radisys Corporation (a)	34,335	153,134
Rofin-Sinar Technologies, Inc. (a)	1,402	45,130
Rogers Corporation (a)	255	14,627
Sanmina Corporation (a) (b)	33,289	787,285
ScanSource, Inc. (a)	8,784	357,333
TTM Technologies, Inc. (a)	18,240	118,925
		10,691,646
Internet Software & Services - 4.4%
Aerohive Networks, Inc. (a)	20,857	120,971
Autobytel, Inc. (a) (b)	100,551	1,669,147
Bankrate, Inc. (a)	149,189	1,363,587
Bazaarvoice, Inc. (a) (b)	295,143	988,729
Blucora, Inc. (a)	32,559	260,798
Brightcove, Inc. (a)	156,960	949,608
Carbonite, Inc. (a)	19,418	146,412
ChannelAdvisor Corporation (a)	39,680	494,413
comScore, Inc. (a)	20,426	625,444
Cvent, Inc. (a)	7,532	266,256
Demand Media, Inc. (a)	20,520	120,863
DHI Group, Inc. (a) (b)	128,113	910,883
EarthLink Holdings Corporation (b)	324,470	1,885,171
Everyday Health, Inc. (a) (b)	271,111	1,572,444
GTT Communications, Inc. (a)	6,875	109,862
IAC/InterActiveCorp	1,928	89,344
Internap Corporation (a)	467,632	1,066,201
Intralinks Holdings, Inc. (a) (b)	18,004	160,416
j2 Global, Inc.	10,571	671,470
Limelight Networks, Inc. (a)	314,873	551,028
LinkedIn Corporation - Class A (a)	58	7,268
Liquidity Services, Inc. (a)	9,296	51,872
LivePerson, Inc. (a)	48,986	296,365
LogMeIn, Inc. (a)	227	13,552
Marin Software, Inc. (a)	213,050	545,408
MeetMe, Inc. (a)	57,672	197,238
Mimecast Ltd. (a)	6,293	50,029
Monster Worldwide, Inc. (a) (b)	493,906	1,580,499
NIC, Inc.	52,573	931,068
Perficient, Inc. (a)	13,597	283,905
Perion Network Ltd. (a)	2,856	4,769
QuinStreet, Inc. (a)	163,097	574,101

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Information Technology - 15.8%(Continued)
Internet Software & Services - 4.4% (Continued)
Rackspace Hosting, Inc. (a) (b)	69,894	$1,598,476
Rocket Fuel, Inc. (a) (b)	303,286	867,398
SPS Commerce, Inc. (a)	13,089	666,623
Stamps.com, Inc. (a)	91	7,495
TechTarget, Inc. (a)	6,403	49,687
Travelzoo, Inc. (a)	51,854	395,646
United Online, Inc. (a)	122,144	1,322,819
Wix.com Ltd. (a)	1,666	41,184
Xactly Corporation (a)	25,012	201,597
XO Group, Inc. (a) (b)	7,152	126,304
YuMe, Inc. (a)	31,241	117,466
Zix Corporation (a)	9,077	33,857
		23,987,673
IT Services - 1.5%
Alliance Data Systems Corporation (a)	207	42,085
Blackhawk Network Holdings, Inc. (a)	12,586	404,388
Booz Allen Hamilton Holding Corporation	2,502	68,980
CACI International, Inc. - Class A (a) (b)	8,070	775,930
China Customer Relations Centers, Inc. (a)	6,307	70,765
Ciber, Inc. (a)	11,848	27,487
Cognizant Technology Solutions Corporation - Class A (a)	1,495	87,263
Convergys Corporation	383	10,150
Datalink Corporation (a)	164,519	1,321,088
DST Systems, Inc.	435	52,496
Edgewater Technology, Inc. (a)	4,369	37,137
Everi Holdings, Inc. (a)	303,663	510,154
EVERTEC, Inc.	12,292	165,573
ExlService Holdings, Inc. (a)	9,018	436,381
Hackett Group, Inc. (The)	10,354	154,068
Lionbridge Technologies, Inc. (a)	6,549	32,680
ManTech International Corporation - Class A	4,015	135,707
MoneyGram International, Inc. (a)	42,982	264,339
NCI, Inc. - Class A	6,146	88,871
PFSweb, Inc. (a)	47,480	669,468
Planet Payment, Inc. (a)	41,747	167,405
PRGX Global, Inc. (a)	4,260	20,618
Sykes Enterprises, Inc. (a)	7,138	208,073
TeleTech Holdings, Inc.	5,050	140,339
Unisys Corporation (a) (b)	228,748	1,763,647
VeriFone Systems, Inc. (a) (b)	1,336	38,023
Virtusa Corporation (a)	4,202	149,339
		7,842,454
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a) (b)	17,065	552,053
Alpha & Omega Semiconductor Ltd. (a) (b)	72,314	939,359
Amkor Technology, Inc. (a) (b)	126,442	721,984
Axcelis Technologies, Inc. (a) (b)	386,120	1,104,303
Canadian Solar, Inc. (a)	384	6,877
CEVA, Inc. (a)	36,793	848,447
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	4,941	83,108

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Information Technology - 15.8%(Continued)
Semiconductors & Semiconductor Equipment - 2.3% (Continued)
Cohu, Inc. (b)	35,846	$414,380
Cyberoptics Corporation (a)	9,422	165,356
Diodes, Inc. (a)	611	11,377
DSP Group, Inc. (a)	7,198	68,381
Entegris, Inc. (a)	1,441	19,151
Inphi Corporation (a) (b)	45,226	1,341,855
Integrated Device Technology, Inc. (a)	7,524	145,063
Intermolecular, Inc. (a)	4,644	11,238
Intersil Corporation - Class A	17,027	199,046
IXYS Corporation (b)	3,035	32,778
Kulicke & Soffa Industries, Inc. (a) (b)	7,763	83,219
Maxim Integrated Products, Inc.	650	23,218
MaxLinear, Inc. - Class A (a)	17,702	296,508
Micron Technology, Inc. (a)	4,955	53,266
Nanometrics, Inc. (a)	13,339	238,234
NeoPhotonics Corporation (a)	24,066	288,551
Nova Measuring Instruments Ltd. (a)	4,590	50,628
ON Semiconductor Corporation (a)	5,214	49,377
PDF Solutions, Inc. (a)	14,537	195,523
Photronics, Inc. (a)	135,045	1,428,776
Pixelworks, Inc. (a)	5,820	12,106
Power Integrations, Inc. (b)	24,561	1,185,068
Rudolph Technologies, Inc. (a) (b)	11,635	161,377
Semtech Corporation (a)	61,667	1,334,474
SunEdison Semiconductor Ltd. (a)	8,407	48,340
Synaptics, Inc. (a)	92	6,583
Tessera Technologies, Inc.	282	8,099
Tower Semiconductor Ltd. (a)	5,214	60,952
Ultra Clean Holdings, Inc. (a)	1,684	9,582
Xilinx, Inc.	423	18,223
		12,216,860
Software - 2.8%
A10 Networks, Inc. (a)	225,466	1,346,032
American Software, Inc. - Class A	102,151	933,660
AVG Technologies N.V. (a)	2,373	46,985
Barracuda Networks, Inc. (a)	3,571	62,921
BSQUARE Corporation (a)	14,763	91,974
CA, Inc.	2,491	73,883
Callidus Software, Inc. (a)	838	15,335
CyberArk Software Ltd. (a)	1,269	51,826
Descartes Systems Group, Inc. (The) (a)	2,040	37,577
EnerNOC, Inc. (a)	40,419	275,658
Epiq Systems, Inc. (b)	12,138	179,278
ePlus, Inc. (a)	3,580	287,796
Exa Corporation (a)	1,276	16,652
Gigamon, Inc. (a)	1,073	34,969
GlobalSCAPE, Inc.	4,238	14,409
Infoblox, Inc. (a)	43,859	733,761
Mentor Graphics Corporation (b)	80,816	1,613,087
MicroStrategy, Inc. - Class A (a)	1,964	352,184
Mitek Systems, Inc. (a) (b)	2,317	17,146

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Information Technology - 15.8%(Continued)
Software - 2.8% (Continued)
Monotype Imaging Holdings, Inc.	1,873	$41,262
NetSol Technologies, Inc. (a)	2,057	14,193
Pegasystems, Inc.	5,146	135,803
Progress Software Corporation (a)	6,498	165,829
PROS Holdings, Inc. (a)	51,042	600,254
PTC, Inc. (a)	476	17,355
QAD, Inc. - Class A	38,923	763,280
Qualys, Inc. (a) (b)	53,514	1,347,483
Red Hat, Inc. (a)	170	12,473
Ring Central, Inc. – Class A	2,136	40,755
Rosetta Stone, Inc. (a)	14,176	112,699
Rubicon Project, Inc. (The) (a)	94,029	1,821,342
Silver Spring Networks, Inc. (a)	95,017	1,334,989
Symantec Corporation	1,411	23,486
Synchronoss Technologies, Inc. (a)	26,581	825,872
Tableau Software, Inc. - Class A (a)	20,417	1,055,559
Telenav, Inc. (a)	152,994	872,066
Varonis Systems, Inc. (a)	2,059	39,430
Workiva, Inc. (a)	456	5,431
Zynga, Inc. - Class A (a)	761	1,811
		15,416,505
Technology Hardware, Storage & Peripherals - 0.9%
Cray, Inc. (a)	20,224	765,883
Eastman Kodak Company (a)	128,960	1,524,307
HP, Inc.	3,291	40,380
Hutchinson Technology, Inc. (a) (b)	454,061	1,657,323
Immersion Corporation (a)	6,697	48,955
Intevac, Inc. (a)	2,737	13,302
Lexmark International, Inc. - Class A	24,123	931,148
NetApp, Inc.	316	7,470
Nimble Storage, Inc. (a)	2,301	16,981
TransAct Technologies, Inc.	4,186	36,460
Western Digital Corporation	854	34,899
		5,077,108
Materials - 4.3%
Chemicals - 2.1%
Axiall Corporation (b)	66,622	1,568,948
Cabot Corporation (b)	1,906	92,994
Calgon Carbon Corporation	2,291	37,549
Chase Corporation	25,737	1,448,736
Chemours Company (The)	107,312	978,685
Chemtura Corporation (a) (b)	53,172	1,480,840
Core Molding Technologies, Inc. (a)	7,650	89,735
Dow Chemical Company (The)	1,583	83,282
Eastman Chemical Company	196	14,970
H.B. Fuller Company	197	8,810
Huntsman Corporation	4,031	63,448
Innophos Holdings, Inc.	1,175	43,428
Innospec, Inc.	4,469	216,121
KMG Chemicals, Inc.	686	16,251
Koppers Holdings, Inc. (a) (b)	36,019	905,157
Olin Corporation	13,462	293,337

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Materials - 4.3%(Continued)
Chemicals - 2.1% (Continued)
Orion Engineered Carbons S.A.	5,986	$85,121
Quaker Chemical Corporation	179	15,942
Rayonier Advanced Materials, Inc. (b)	14,622	149,876
Sherwin-Williams Company (The)	300	86,193
Stepan Company (b)	13,497	827,231
Tredegar Corporation	82,338	1,314,114
Trinseo S.A. (a)	27,023	1,156,314
Tronox Ltd. - Class A	101,139	736,292
		11,713,374
Construction Materials - 0.2%
Caesarstone Sdot-Yam Ltd. (a)	1,615	59,803
Eagle Materials, Inc.	279	20,679
Huttig Building Products, Inc. (a)	11,320	52,978
Summit Materials, Inc. - Class A (a)	24,604	514,224
US Concrete, Inc. (a)	4,874	301,018
		948,702
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	22,364	412,840
WestRock Company	252	10,546
		423,386
Metals & Mining - 1.5%
Asanko Gold, Inc. (a)	2,901	9,428
AuRico Metals, Inc. (a)	7,127	5,112
Avino Silver & Gold Mines (a)	10,444	15,666
Coeur Mining, Inc. (a)	37,765	305,896
Commercial Metals Company (b)	27,500	492,800
Constellium N.V. - Class A (a)	14,504	84,558
Dominion Diamond Corporation	6,160	70,717
Endeavour Silver Corporation (a)	4,305	17,866
Ferroglobe plc	8,368	85,270
Fortuna Silver Mines, Inc. (a)	10,736	68,925
Handy & Harman Ltd. (a)	1,347	36,948
Haynes International, Inc. (b)	2,893	108,574
IAMGOLD Corporation (a)	9,668	32,871
Klondex Mines Ltd. (a)	9,642	36,254
MAG Silver Corporation (a)	1,264	16,432
Materion Corporation	26,348	763,829
Nevsun Resources Ltd.	23,202	86,775
Newmont Mining Corporation	890	31,123
Nucor Corporation	882	43,906
Olympic Steel, Inc. (b)	16,540	374,135
Primero Mining Corporation (a)	3,816	7,174
Reliance Steel & Aluminum Company	734	54,294
Richmont Mines, Inc. (a)	5,909	45,972
Ryerson Holding Corporation (a)	109,317	970,735
Sandstorm Gold Ltd. (a)	8,834	37,721
Steel Dynamics, Inc.	3,736	94,185
SunCoke Energy, Inc. (b)	246,985	1,835,099
Synalloy Corporation	2,250	19,058
Tahoe Resources, Inc.	1	11
TimkenSteel Corporation (b)	117,147	1,492,453

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Materials - 4.3%(Continued)
Metals & Mining - 1.5% (Continued)
Universal Stainless & Alloy Products, Inc. (a)	1,167	$15,206
Worthington Industries, Inc.	21,773	821,931
		8,080,924
Paper & Forest Products - 0.4%
Boise Cascade Company (a) (b)	61,653	1,286,698
Clearwater Paper Corporation (a)	2,870	171,454
KapStone Paper and Packaging Corporation	26,245	417,033
Mercer International, Inc.	10,411	87,452
Neenah Paper, Inc.	314	20,438
P.H. Glatfelter Company	4,804	110,156
Schweitzer-Mauduit International, Inc.	4,732	162,734
		2,255,965
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.2%
8x8, Inc. (a)	5,720	64,865
Atlantic Tele-Network, Inc.	20,710	1,489,256
General Communication, Inc. - Class A (a) (b)	80,325	1,357,492
IDT Corporation - Class B (b)	104,399	1,601,481
Inteliquent, Inc.	12,804	212,418
Level 3 Communications, Inc. (a)	806	42,122
Lumos Networks Corporation (a)	408	5,202
RADCOM Ltd. (a)	452	6,161
Vonage Holdings Corporation (a) (b)	313,476	1,463,933
		6,242,930
Wireless Telecommunication Services - 0.3%
SBA Communications Corporation - Class A (a)	142	14,632
Shenandoah Telecommunications Company	2,510	72,012
Spōk Holdings, Inc.	11,505	195,470
Telephone and Data Systems, Inc. (b)	1,591	47,046
T-Mobile US, Inc. (a)	713	28,006
United States Cellular Corporation (a)	27,543	1,174,433
		1,531,599
Utilities - 0.5%
Electric Utilities - 0.0% (c)
Entergy Corporation	1,180	88,712
Exelon Corporation	284	9,966
PPL Corporation	402	15,131
		113,809
Gas Utilities - 0.0% (c)
Northwest Natural Gas Company	3,137	161,681
UGI Corporation	514	20,683
		182,364
Independent Power and Renewable Electricity Producers - 0.2%
AES Corporation (The)	1,084	12,097
Atlantic Power Corporation	289,148	769,134
Dynegy, Inc. (a)	278	4,901
Talen Energy Corporation (a)	1,518	17,700
		803,832
Multi-Utilities - 0.0% (c)
DTE Energy Company	643	57,330

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Utilities - 0.5%(Continued)
Multi-Utilities - 0.0% (c)(Continued)
MDU Resources Group, Inc.	4,520	$90,671
NorthWestern Corporation	121	6,878
PG&E Corporation	615	35,793
		190,672
Water Utilities - 0.3%
American States Water Company	2,855	119,025
Artesian Resources Corporation - Class A	3,203	86,449
California Water Service Group	1,965	54,883
Consolidated Water Company Ltd.	75,567	1,049,626
SJW Corporation	3,596	123,738
		1,433,721

Total Common Stocks (Cost $460,601,321)		$499,527,383

INVESTMENT COMPANIES - 3.9%	Shares	Value
Aberdeen Australia Equity Fund, Inc.	7,472	$42,516
Aberdeen Global Income Fund, Inc.	3,076	26,823
Adams Diversified Equity Fund	9,617	121,655
Adams Natural Resources Fund, Inc.	6,102	117,769
Advent/Claymore Convertible Securities & Income Fund	7,779	108,673
Advent/Claymore Convertible Securities & Income Fund II	9,202	51,531
Alliance California Municipal Income Fund, Inc.	3,571	53,958
AllianceBernstein National Municipal Income Fund, Inc.	5,415	80,954
AllianzGI Diversified Income & Convertible Fund	3,966	70,634
AllianzGI Equity & Convertible Income Fund	7,103	127,783
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	5,910	73,757
Alpine Global Dynamic Dividend Fund	12,753	109,931
Alpine Global Premier Properties Fund	54,573	311,612
Alpine Total Dynamic Dividend Fund	25,210	190,840
Apollo Senior Floating Rate Fund, Inc.	1,179	18,569
Apollo Tactical Income Fund, Inc.	2,260	32,137
Avenue Income Credit Strategies Fund	13,903	161,553
Bancroft Fund Ltd.	2,680	48,990
BlackRock Defined Opportunity Credit Trust	1,573	20,669
BlackRock Global Opportunities Equity Trust	951	11,317
BlackRock Long-Term Municipal Advantage Trust	5,370	65,944
BlackRock Multi-Sector Income Trust	38	614
BlackRock Muni Intermediate Duration Fund, Inc.	1,900	28,861
BlackRock Municipal 2018 Term Trust	2,880	43,805
BlackRock Municipal 2020 Term Trust	24	387
BlackRock Municipal 2030 Target Term Trust	2,344	54,639
BlackRock Municipal Bond Trust	4,617	79,874
BlackRock Municipal Income Investment Quality Trust	2,762	43,916
BlackRock Municipal Income Quality Trust	2,453	37,776
BlackRock MuniHoldings California Quality Fund, Inc.	36	580
BlackRock MuniHoldings Fund II, Inc.	615	9,981
BlackRock MuniHoldings Quality Fund, Inc.	834	11,935
BlackRock MuniYield Investment Quality Fund	3,797	56,082
BlackRock MuniYield Michigan Quality Fund, Inc.	4,273	64,095
BlackRock MuniYield New Jersey Fund, Inc.	1,822	30,537

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.9% (Continued)	Shares	Value
BlackRock MuniYield Pennsylvania Quality Fund	6,947	$106,914
BlackRock New Jersey Municipal Income Trust	1,362	22,187
BlackRock New York Municipal Income Quality Trust	2,103	30,451
BlackRock Resources & Commodities Strategy Trust	48,164	370,863
BlackRock Science & Technology Trust	7,282	117,459
BlackRock Utility and Infrastructure Trust	7,839	141,886
Blackstone/GSO Long-Short Credit Income Fund	1,537	21,533
Blackstone/GSO Senior Floating Rate Term Fund	2,805	43,506
Boulder Growth & Income Fund, Inc.	20,563	165,532
Brookfield Global Listed Infrastructure Income Fund, Inc.	11,734	142,451
Brookfield High Income Fund, Inc.	2,468	17,868
Brookfield Mortgage Opportunity Income Fund, Inc.	2,249	33,555
Calamos Global Dynamic Income Fund	14,500	103,385
Calamos Global Total Return Fund	3,171	34,913
CBRE Clarion Global Real Estate Income Fund	36,760	289,301
Center Coast MLP & Infrastructure Fund	100	1,077
Central Europe Russia and Turkey Fund, Inc. (The)	503	9,698
China Fund, Inc. (The)	2,519	36,475
ClearBridge American Energy MLP Fund, Inc.	54,545	439,633
ClearBridge Energy MLP Fund, Inc.	5,662	84,704
ClearBridge Energy MLP Opportunity Fund, Inc.	13,205	165,855
ClearBridge Energy MLP Total Return Fund, Inc.	28,675	346,967
Clough Global Allocation Fund	10,409	121,785
Clough Global Equity Fund	33,883	366,953
Clough Global Opportunities Fund	18,100	171,407
Cohen & Steers Closed-End Opportunity Fund, Inc.	5,459	61,523
Cohen & Steers Global Income Builder, Inc.	7,264	64,141
Cohen & Steers Infrastructure Fund, Inc.	11,269	227,634
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	48,125	463,925
Cohen & Steers REIT and Preferred Income Fund, Inc.	5,257	98,832
Cushing Renaissance Fund (The)	5,739	87,979
Cutwater Select Income Fund	1	9
Delaware Enhanced Global Dividend & Income Fund	14,559	136,563
Diversified Real Asset Income Fund (The)	6,441	106,212
Dividend and Income Fund	16,056	181,433
Dreyfus Municipal Bond Infrastructure Fund, Inc.	5,847	79,227
DTF Tax-Free Income, Inc.	3,754	62,091
Duff & Phelps Select Energy MLP Fund, Inc.	853	6,474
Duff & Phelps Utility & Corporate Bond Trust, Inc.	2,933	28,157
Eagle Growth & Income Fund (The)	6,005	97,281
Eaton Vance California Municipal Bond Fund	1,867	24,010
Eaton Vance California Municipal Income Trust	8,067	113,745
Eaton Vance Floating-Rate Income Plus Fund	4,807	73,018
Eaton Vance Floating-Rate Income Trust	2,794	36,797
Eaton Vance Municipal Bond Fund II	5,484	76,502
Eaton Vance Municipal Income 2028 Term Trust	5,520	109,462
Eaton Vance Municipal Income Trust	8,129	116,163
Eaton Vance New York Municipal Bond Fund	317	4,448
Eaton Vance Senior Floating-Rate Trust	4,014	52,062
Eaton Vance Senior Income Trust	12,655	74,411
Eaton Vance Short Duration Diversified Income Fund	1,872	25,328

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.9% (Continued)	Shares	Value
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	18,359	$221,960
Ellsworth Growth and Income Fund Ltd.	10,020	77,655
Fiduciary/Claymore MLP Opportunity Fund	13,945	180,867
First Trust Energy Infrastructure Fund	1,869	31,306
First Trust Enhanced Equity Income Fund	7,021	90,571
First Trust High Income Long/Short Fund	4,522	67,378
First Trust Senior Floating Rate Income Fund II	2,132	27,354
First Trust Strategic High Income Fund II	5,980	70,564
First Trust/Aberdeen Global Opportunity Income Fund	4,678	51,879
Franklin Universal Trust	12,136	77,913
Gabelli Dividend & Income Trust (The)	4,828	90,766
Gabelli Healthcare & WellnessRx Trust (The)	10,265	103,266
Gabelli Multimedia Trust, Inc.	24,620	179,234
GAMCO Natural Resources, Gold & Income Trust	3,414	25,195
GDL Fund (The)	10,316	103,366
General American Investors Company, Inc.	7,533	236,536
Goldman Sachs MLP Income Opportunities Fund	5,737	52,321
Guggenheim Credit Allocation Fund	1,223	23,665
Guggenheim Enhanced Equity Strategy Fund	1,984	30,851
Guggenheim Equal Weight Enhanced Equity Income Fund	4,902	79,118
India Fund, Inc. (The)	1,495	33,966
Invesco Dynamic Credit Opportunities Fund	6,349	68,633
Invesco Pennsylvania Value Municipal Income Trust	2,346	33,126
Invesco Quality Municipal Income Trust	7,332	99,275
Invesco Senior Income Trust	16,133	65,823
Invesco Value Municipal Income Trust	1	15
Ivy High Income Opportunity Fund	23	303
Japan Smaller Capitalization Fund, Inc.	10,803	103,817
John Hancock Hedged Equity & Income Fund	2,524	37,936
John Hancock Income Securities Trust	3,267	46,195
John Hancock Investors Trust	2,429	38,062
Kayne Anderson Energy Total Return Fund, Inc.	5,679	55,313
Kayne Anderson Midstream/Energy Fund, Inc.	7,581	102,268
KKR Income Opportunities Fund	3,042	44,778
Korea Fund, Inc. (a)	2,615	84,961
Lazard Global Total Return and Income Fund, Inc.	10,333	133,089
Lazard World Dividend & Income Fund, Inc.	9,848	90,306
Legg Mason BW Global Income Opportunities Fund, Inc.	10,284	128,961
Liberty All-Star Equity Fund	48,180	240,418
Liberty All-Star Growth Fund, Inc.	17,781	72,191
LMP Capital and Income Fund, Inc.	8,333	105,829
Macquarie Global Infrastructure Total Return Fund, Inc.	7,919	167,724
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	4,423	56,216
Madison Covered Call & Equity Strategy Fund	11,289	84,103
Madison Strategic Sector Premium Fund	1,224	13,684
MainStay DefinedTerm Municipal Opportunities Fund	2,135	42,700
Managed Duration Investment Grade Municipal Fund	4,196	59,919
Mexico Fund, Inc. (The)	3,192	56,339
MFS High Income Municipal Trust	16,753	87,953
MFS Multimarket Income Trust	5,430	32,091
MFS Municipal Income Trust	6,340	46,092

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.9% (Continued)	Shares	Value
Miller/Howard High Dividend Fund	3,445	$40,685
Morgan Stanley Emerging Markets Debt Fund, Inc.	12,191	110,329
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	16,272	128,223
Morgan Stanley Emerging Markets Fund, Inc.	4,679	61,856
Morgan Stanley India Investment Fund, Inc. (a)	3,098	79,061
Neuberger Berman California Intermediate Municipal Fund, Inc.	73	1,185
Neuberger Berman High Yield Strategies Fund, Inc.	7,031	76,146
Neuberger Berman MLP Income Fund, Inc.	57,692	429,228
Neuberger Berman Real Estate Securities Income Fund, Inc.	15,865	81,387
New Germany Fund, Inc. (The)	2,198	30,860
Nuveen AMT-Free Municipal Income Fund	4,269	62,455
Nuveen Build America Bond Opportunity Fund	3,444	74,425
Nuveen California AMT-Free Municipal Income Fund	7,020	113,092
Nuveen California Dividend Advantage Municipal Fund 2	5,992	95,632
Nuveen Connecticut Premium Income Municipal Fund	8,022	109,260
Nuveen Core Equity Alpha Fund	2,457	32,752
Nuveen Credit Strategies Income Fund	3,544	28,104
Nuveen Diversified Dividend and Income Fund	8,257	91,322
Nuveen Dividend Advantage Municipal Fund 3	27,200	416,976
Nuveen Dividend Advantage Municipal Income Fund	29,922	463,193
Nuveen Energy MLP Total Return Fund	20,862	245,129
Nuveen Global Equity Income Fund	2,429	27,326
Nuveen Global High Income Fund	8,538	121,667
Nuveen Intermediate Duration Quality Municipal Term Fund	3,617	49,408
Nuveen Investment Quality Municipal Fund, Inc.	530	8,607
Nuveen Maryland Premium Income Municipal Fund	10,829	148,357
Nuveen Michigan Quality Income Municipal Fund	7,106	104,245
Nuveen Municipal Market Opportunity Fund, Inc.	6,433	95,015
Nuveen Municipal Value Fund AMT-Free	90	1,589
Nuveen NASDAQ 100 Dynamic Overwrite Fund	3,811	67,340
Nuveen New Jersey Dividend Advantage Municipal Fund	10,388	152,288
Nuveen New York AMT-Free Municipal Income Fund	9,073	125,933
Nuveen New York Municipal Value Fund, Inc.	1,583	16,099
Nuveen North Carolina Premium Income Municipal Fund	10,570	149,671
Nuveen Ohio Quality Income Municipal Fund	8,434	134,944
Nuveen Pennsylvania Investment Quality Municipal Fund	5,821	86,791
Nuveen Premier Municipal Income Fund, Inc.	7,353	107,574
Nuveen Premium Income Municipal Fund 2, Inc.	3,570	54,124
Nuveen Premium Income Municipal Fund, Inc.	7,374	110,168
Nuveen Quality Preferred Income Fund 3	2,379	20,888
Nuveen Real Asset Income and Growth Fund	6,951	109,339
Nuveen Select Maturities Municipal Fund	2,187	23,073
Nuveen Select Quality Municipal Fund, Inc.	6,497	98,300
Nuveen Select Tax-Free Income Portfolio	5,518	81,997
Nuveen Select Tax-Free Income Portfolio 2	5,571	80,278
Nuveen Select Tax-Free Income Portfolio 3	6,273	94,032
Nuveen Senior Income Fund	7,078	42,680
Nuveen Short Duration Credit Opportunities Fund	4,263	65,011
Nuveen Tax-Advantaged Dividend Growth Fund	6,628	93,455
Nuveen Tax-Advantaged Total Return Strategy Fund	6,847	78,398
Nuveen Texas Quality Income Municipal Fund	1,447	22,052
Nuveen Virginia Premium Income Municipal Fund	3,312	48,256

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.9% (Continued)	Shares	Value
PIMCO Dynamic Credit Income Fund	74	$1,352
Pioneer Floating Rate Trust	1,827	20,663
Principal Real Estate Income Fund	4,111	70,586
Putnam High Income Securities Fund	7,477	55,704
Putnam Managed Municipal Income Trust	5,580	43,357
Putnam Master Intermediate Income Trust	6,179	27,373
Putnam Municipal Opportunities Trust	4,490	58,819
RMR Real Estate Income Fund	12,578	239,122
Royce Global Value Trust, Inc.	17,041	128,847
Royce Micro-Cap Trust, Inc.	30,235	222,530
Royce Value Trust, Inc.	5,830	70,018
Salient Midstream & MLP Fund	39,715	396,356
Sprott Focus Trust, Inc.	18,323	118,183
Stone Harbor Emerging Markets Income Fund	58	803
Stone Harbor Emerging Markets Total Income Fund	4,120	53,313
Swiss Helvetia Fund, Inc. (The)	9,823	101,865
Templeton Dragon Fund, Inc.	5,990	104,046
Templeton Emerging Markets Fund	5,274	58,541
THL Credit Senior Loan Fund	5,583	89,161
Tortoise Energy Independence Fund, Inc.	5,547	72,943
Tortoise MLP Fund, Inc.	12,986	242,449
Tortoise Pipeline & Energy Fund, Inc.	7,016	124,464
Tortoise Power and Energy Infrastructure Fund, Inc.	6,073	115,205
Tri-Continental Corporation	6,005	121,601
Van Kampen High Income Trust II	2,831	38,955
Virtus Global Multi-Sector Income Fund	1,605	23,529
Virtus Total Return Fund	9,683	41,250
Voya Asia Pacific High Dividend Equity Income Fund	10,305	91,199
Voya Emerging Markets High Income Dividend Equity Fund	11,577	87,638
Voya Global Advantage and Premium Opportunity Fund	3,905	37,957
Voya Global Equity Dividend and Premium Opportunity Fund	3,974	28,454
Voya Infrastructure, Industrials and Materials Fund	6,248	76,476
Voya Natural Resources Equity Income Fund	13,927	83,005
Voya Prime Rate Trust	9,100	45,955
Wells Fargo Global Dividend Opportunity Fund	45	272
Western Asset Emerging Markets Debt Fund, Inc.	4,044	59,973
Western Asset Emerging Markets Income Fund, Inc.	9,072	95,710
Western Asset Global High Income Fund, Inc.	3,863	36,158
Western Asset Global Partners Income Fund, Inc.	8,102	67,976
Western Asset High Income Opportunity Fund, Inc.	3,858	18,326
Western Asset Income Fund	2,386	32,879
Western Asset Intermediate Muni Fund, Inc.	2,406	25,913
Western Asset Managed High Income Fund, Inc.	11,619	53,331
Western Asset Municipal High Income Fund, Inc.	7,305	58,805
Western Asset Worldwide Income Fund, Inc.	8,921	94,919
Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,401	27,636
Zweig Total Return Fund, Inc. (The)	544	6,680
Total Investment Companies (Cost $19,221,251)		$21,018,835

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 0.0% (c)	Shares	Value
Imperial Holdings, Inc. (a) (d) (Cost $0)	1,663	$0

MONEY MARKET FUNDS - 0.1%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.21% (b) (f)	445,836	$445,836
UMB Money Market Fiduciary, 0.01% (b) (f)	104,582	104,582
Total Money Market Funds (Cost $550,418)		$550,418

Total Investments at Value - 96.3% (Cost $480,372,990)		$521,096,636

Other Assets in Excess of Liabilities - 3.7% (e)		20,004,486

Net Assets - 100.0%		$541,101,122

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at April 30, 2016, representing 0.0% of net assets (Note 2).

(e)	The rate shown is the 7-day effective yield as of April 30, 2016.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2016(Unaudited)

COMMON STOCKS - 80.8%	Shares	Value
Consumer Discretionary - 12.9%
Auto Components - 0.8%
Ballard Power Systems, Inc.	42,988	$68,781
Dorman Products, Inc.	8,974	482,711
Drew Industries, Inc.	1,237	80,195
Federal Mogul Holdings Corporation	74,018	683,926
Fox Factory Holding Corporation	43,719	756,776
Gentex Corporation	5,777	92,663
Motorcar Parts of America, Inc.	19,368	621,132
Spartan Motors, Inc.	56	272
Standard Motor Products, Inc.	8,098	287,560
Strattec Security Corporation	17,651	933,738
Visteon Corporation	2,927	233,194
		4,240,948
Automobiles - 0.1%
Harley-Davidson, Inc.	59	2,822
Kandi Technologies Group, Inc.	37,723	271,228
Tesla Motors, Inc.	338	81,377
Winnebago Industries, Inc.	5,393	116,705
Workhorse Group, Inc.	27,010	208,787
		680,919
Distributors - 0.0% (a)
Fenix Parts, Inc.	18,261	92,035
LKQ Corporation	170	5,448
Weyco Group, Inc.	1,016	28,489
		125,972
Diversified Consumer Services - 1.3%
2U, Inc.	51,259	1,436,790
Carriage Services, Inc.	5,315	129,845
Collectors Universe, Inc.	2,121	36,884
DeVry Education Group, Inc.	15,023	260,649
Grand Canyon Education, Inc.	20,681	904,380
H&R Block, Inc.	4,271	86,445
ITT Educational Services, Inc.	119,625	257,194
Liberty Tax, Inc.	5,592	66,824
LifeLock, Inc.	46,442	540,585
Matthews International Corporation - Class A	3,145	165,553
Outerwall, Inc.	37,751	1,559,494
Weight Watchers International, Inc.	139,566	1,807,380
		7,252,023
Hotels, Restaurants & Leisure - 2.8%
Amaya, Inc.	10,161	139,511
Belmond Ltd. - Class A	6,653	60,941
Bob Evans Farms, Inc.	593	27,005
Caesars Entertainment Corporation	63,986	437,024
Chipotle Mexican Grill, Inc.	216	90,930
Chuy's Holdings, Inc.	1,523	46,512
ClubCorp Holdings, Inc.	17,021	227,230
Del Frisco's Restaurant Group, Inc.	12,167	193,820
Del Taco Restaurants, Inc.	4,451	40,282
Diamond Resorts International, Inc.	58,162	1,233,616
Dunkin' Brands Group, Inc.	1,855	86,257

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Hotels, Restaurants & Leisure - 2.8% (Continued)
Empire Resorts, Inc.	35,239	$586,025
Good Times Restaurants, Inc.	1,376	4,252
Habit Restaurants, Inc. (The) - Class A	55,883	936,040
Interval Leisure Group, Inc.	63,615	898,244
Intrawest Resorts Holdings, Inc.	293	2,532
Jamba, Inc.	104,047	1,351,571
Kona Grill, Inc.	23,235	309,490
Las Vegas Sands Corporation	152	6,863
Marriott Vacations Worldwide Corporation	2,365	148,144
McDonald's Corporation	133	16,823
Noodles & Company	109,717	1,223,345
Papa Murphy's Holdings, Inc.	143,041	1,796,595
Planet Fitness, Inc. - Class A	63,035	968,218
Rave Restaurant Group, Inc.	62	309
RCI Hospitality Holdings, Inc.	4,730	48,482
Red Robin Gourmet Burgers, Inc.	226	14,658
SeaWorld Entertainment, Inc.	44,924	895,335
Shake Shack, Inc. - Class A	35,161	1,284,080
Starwood Hotels & Resorts Worldwide, Inc.	154	12,609
Town Sports International Holdings, Inc.	9,491	31,605
Wingstop, Inc.	7,551	188,322
Wynn Resorts Ltd.	607	53,598
Zoe's Kitchen, Inc.	48,446	1,816,241
		15,176,509
Household Durables - 1.5%
Beazer Homes USA, Inc.	2,323	19,095
Century Communities, Inc.	13,184	227,292
Ethan Allen Interiors, Inc.	25,635	872,615
GoPro, Inc. - Class A	108,964	1,377,305
Green Brick Partners, Inc.	131,519	969,295
Hooker Furniture Corporation	930	23,064
Installed Building Products, Inc.	3,554	94,465
iRobot Corporation	15,549	581,222
KB Home	100,190	1,359,578
LGI Homes, Inc.	55,151	1,544,780
Newell Brands, Inc.	591	26,914
PulteGroup, Inc.	4,787	88,033
SodaStream International Ltd.	4,933	67,681
Taylor Morrison Home Corporation - Class A	7,591	109,311
Tupperware Brands Corporation	5,856	340,058
Turtle Beach Corporation	2,630	2,919
Vuzix Corporation	38,724	182,390
ZAGG, Inc.	10,028	80,324
		7,966,341
Internet & Catalog Retail - 0.7%
Etsy, Inc.	37,869	332,490
Expedia, Inc.	107	12,387
Gaiam, Inc. - Class A	9,759	64,702
Groupon, Inc.	9,779	35,400
Lands' End, Inc.	37,221	905,587
MakeMyTrip Ltd.	2,602	47,773

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Internet & Catalog Retail - 0.7% (Continued)
Netflix, Inc.	930	$83,728
PetMed Express, Inc.	31,792	581,794
TripAdvisor, Inc.	449	29,001
Wayfair, Inc. - Class A	38,070	1,437,142
		3,530,004
Leisure Equipment & Products - 0.0% (a)
Escalade, Inc.	1,103	13,159

Leisure Products - 0.3%
JAKKS Pacific, Inc.	23,160	173,700
Smith & Wesson Holding Corporation	37,399	816,420
Sturm Ruger & Company, Inc.	6,653	425,992
		1,416,112
Media - 1.6%
AMC Networks, Inc. - Class A	393	25,635
Central European Media Enterprises Ltd. - Class A	16,337	43,456
Charter Communications, Inc. - Class A	196	41,599
Cinemark Holdings, Inc.	97	3,361
Clear Channel Outdoor Holdings, Inc. - Class A	22,029	112,568
Daily Journal Corporation	1,198	235,287
Entercom Communications Corporation - Class A	3,559	40,359
Eros International plc	71,823	960,992
Hemisphere Media Group, Inc.	3,856	46,118
IDI, Inc.	57,590	301,196
IMAX Corporation	18,506	592,192
Liberty Broadband - Series C	74	4,237
Media General, Inc.	67,377	1,167,643
Meredith Corporation	2,808	144,079
New Media Investment Group, Inc.	35,327	566,998
Nexstar Broadcasting Group, Inc. - Class A	1,028	52,767
Omnicom Group, Inc.	1,062	88,114
Pandora Media, Inc.	140,125	1,391,441
Regal Entertainment Group - Class A	42,049	876,722
Saga Communications, Inc. - Class A	491	20,647
Scholastic Corporation	555	20,191
Scripps Networks Interactive, Inc. - Class A	1,347	83,986
Thomson Reuters Corporation	49	2,015
Walt Disney Company (The)	294	30,359
World Wrestling Entertainment, Inc. - Class A	108,063	1,798,168
		8,650,130
Multiline Retail - 0.4%
Bon-Ton Stores, Inc. (The)	508	1,184
Fred's, Inc. - Class A	22,898	335,914
Sears Holdings Corporation	122,012	1,997,946
Target Corporation	171	13,594
		2,348,638
Specialty Retail - 2.8%
Aaron's, Inc.	6,614	173,353
Abercrombie & Fitch Company - Class A	663	17,722
America's Car-Mart, Inc.	13,814	367,038
Boot Barn Holdings, Inc.	72,917	597,919

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Specialty Retail - 2.8% (Continued)
Buckle, Inc. (The)	46,838	$1,355,492
CarMax, Inc.	1,691	89,538
Chico's FAS, Inc.	44,404	559,934
Children's Place, Inc. (The)	415	32,333
Christopher & Banks Corporation	432	1,123
Conn's, Inc.	163,499	2,246,476
CST Brands, Inc.	992	37,468
DavidsTea, Inc.	7,137	80,006
Destination Maternity Corporation	3,848	26,821
Destination XL Group, Inc.	22,715	121,980
Dick's Sporting Goods, Inc.	37	1,715
Group 1 Automotive, Inc.	2,393	157,555
Guess?, Inc.	17,729	325,327
hhgregg, Inc.	4,383	8,547
Hibbett Sports, Inc.	39,369	1,421,221
Lowe's Companies, Inc.	132	10,035
Lumber Liquidators Holdings, Inc.	136,254	2,031,547
Mattress Firm Holding Corporation	31,894	1,244,504
Monro Muffler Brake, Inc.	3,877	268,366
New York & Company, Inc.	1,183	4,401
Penske Automotive Group, Inc.	5,854	229,067
Rent-A-Center, Inc.	11,289	165,948
Restoration Hardware Holdings, Inc.	12,150	525,731
Sears Hometown and Outlet Stores, Inc.	1,033	6,993
Select Comfort Corporation	54,065	1,334,324
Stein Mart, Inc.	655	4,742
Ulta Salon Cosmetics & Fragrance, Inc.	434	90,394
Vitamin Shoppe, Inc.	51,412	1,407,146
Zumiez, Inc.	7,185	120,564
		15,065,330
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	33,761	528,022
Crocs, Inc.	14,311	119,497
Deckers Outdoor Corporation	494	28,558
G-III Apparel Group Ltd.	610	27,603
Iconix Brand Group, Inc.	84,130	713,422
Lakeland Industries, Inc.	5,180	45,014
lululemon athletica, Inc.	1,191	78,070
Sequential Brands Group, Inc.	259,995	1,442,972
Skechers U.S.A., Inc. - Class A	367	12,129
Superior Uniform Group, Inc.	2,271	43,194
Under Armour, Inc. - Class A	2,089	91,791
Vera Bradley, Inc.	4,438	77,843
		3,208,115
Consumer Staples - 2.7%
Beverages - 0.1%
Boston Beer Company, Inc. - Class A	3,614	564,073
Coca-Cola Company (The)	364	16,307
MGP Ingredients, Inc.	825	21,797
		602,177

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Consumer Staples - 2.7% (Continued)
Food & Staples Retailing - 0.4%
Chefs' Warehouse, Inc. (The)	21,867	$421,377
Diplomat Pharmacy, Inc.	12,063	365,388
Natural Grocers by Vitamin Cottage, Inc.	110,669	1,478,538
Sprouts Farmers Market, Inc.	1,143	32,084
Whole Foods Market, Inc.	1,067	31,028
		2,328,415
Food Products - 1.4%
Alico, Inc.	25,301	731,452
Amira Nature Foods Ltd.	42,440	307,690
Blue Buffalo Pet Products, Inc	3,766	93,246
Calavo Growers, Inc.	320	18,294
Cal-Maine Foods, Inc.	36,547	1,855,126
Campbell Soup Company	43	2,653
Flowers Foods, Inc.	4,737	90,761
Freshpet, Inc.	145,306	1,203,134
Hormel Foods Corporation	551	21,241
Inventure Foods, Inc.	195,217	1,397,754
Kraft Heinz Company (The)	381	29,745
Limoneira Company	10,993	196,665
Pilgrim's Pride Corporation	3,758	101,128
S&W Seed Company	2,978	13,639
Sanderson Farms, Inc.	12,377	1,135,466
Tootsie Roll Industries, Inc.	2,182	77,766
		7,275,760
Household Products - 0.2%
HRG Group, Inc.	47,367	682,085
Orchids Paper Products Company	5,661	173,623
Spectrum Brands Holdings, Inc.	804	91,334
WD-40 Company	1,957	200,201
		1,147,243
Personal Products - 0.6%
China-Biotics, Inc. (b)	535,616	0
Coty, Inc. - Class A	2,583	78,523
Elizabeth Arden, Inc.	64,058	655,313
Herbalife Ltd.	1,010	58,530
Natural Health Trends Corporation	55,562	2,010,789
Neptune Technologies & Bioresources, Inc.	1,118	1,297
Nu Skin Enterprises, Inc. - Class A	4,226	172,294
United-Guardian, Inc.	2,161	38,898
USANA Health Sciences, Inc.	93	11,015
		3,026,659
Tobacco - 0.0% (a)
Universal Corporation	2,774	151,322
Vector Group Ltd.	927	20,023
		171,345
Energy - 7.5%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc.	40,598	392,177
Basic Energy Services, Inc.	782,288	2,503,322
Bristow Group, Inc.	4,125	94,545
C&J Energy Services Ltd.	530,878	769,773

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Energy - 7.5% (Continued)
Energy Equipment & Services - 2.8% (Continued)
CARBO Ceramics, Inc.	78,391	$1,164,106
Ensco plc - Class A	5,218	62,407
Era Group, Inc.	988	9,416
Forum Energy Technologies, Inc.	12,742	213,301
Geospace Technologies Corporation	58,704	960,397
Gulfmark Offshore, Inc. - Class A	254,961	1,728,636
Helmerich & Payne, Inc.	1,425	94,221
Hercules Offshore, Inc.	1,577	3,280
Hornbeck Offshore Services, Inc.	123,843	1,453,917
Independence Contract Drilling, Inc.	8,361	33,277
McDermott International, Inc.	21,116	95,867
Natural Gas Services Group, Inc.	26,855	617,396
Newpark Resources, Inc.	8,344	38,966
Noble Corporation plc	75,574	848,696
Ocean Rig UDW, Inc.	113,140	237,594
Oceaneering International, Inc.	5,421	198,680
Oil States International, Inc.	5,137	177,946
Precision Drilling Corporation	12,235	63,622
RPC, Inc.	6,388	96,586
Schlumberger Ltd.	1	29
SEACOR Holdings, Inc.	17,141	1,007,377
Seadrill Ltd.	336,700	1,609,426
Synthesis Energy Systems, Inc.	71,186	85,423
Tesco Corporation	22,592	213,720
Tidewater, Inc.	35,247	308,764
US Silica Holdings, Inc.	168	4,292
		15,087,159
Oil, Gas & Consumable Fuels - 4.7%
Amyris, Inc.	235,381	240,089
Antero Resources Corporation	1,446	40,922
Apache Corporation	366	19,910
Approach Resources, Inc.	35,804	104,906
Ardmore Shipping Corporation	1,534	14,343
Bill Barrett Corporation	2,128	16,939
Bonanza Creek Energy, Inc.	121,310	470,683
California Resources Corporation	319,165	702,164
Centrus Energy Corporation - Class A	12,369	39,457
Chesapeake Energy Corporation	256,412	1,761,550
Clayton Williams Energy, Inc.	85,805	1,555,645
Clean Energy Fuels Corporation	38,924	111,323
Cloud Peak Energy, Inc.	251,111	554,955
Cobalt International Energy, Inc.	54,657	176,542
CONSOL Energy, Inc.	6,095	91,730
Continental Resources, Inc.	626	23,325
Denbury Resources, Inc.	370,531	1,430,250
Dorian LPG Ltd.	28,763	292,232
Eclipse Resources Corporation	65,968	160,302
Enbridge Energy Management, LLC	1	26
EnLink Midstream, LLC	164	2,350
EP Energy Corporation - Class A	88,502	434,545
Erin Energy Corporation	5,090	10,180

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Energy - 7.5% (Continued)
Oil, Gas & Consumable Fuels - 4.7% (Continued)
Evolution Petroleum Corporation	1,478	$8,188
EXCO Resources, Inc.	207,756	315,789
Exxon Mobil Corporation	312	27,581
Gastar Exploration, Inc.	93,840	186,742
Gener8 Maritime, Inc.	8,639	62,460
Halcon Resources Corporation	233,671	285,079
Hallador Energy Company	6,702	31,298
Jones Energy, Inc. - Class A	213,776	1,026,125
Laredo Petroleum, Inc.	122,678	1,494,218
Lucas Energy, Inc.	1,727	7,288
Navios Maritime Acquisition Corporation	698	1,347
Nordic American Offshore Ltd.	178,010	1,012,877
Nordic American Tankers Ltd.	135,669	2,090,659
Northern Oil & Gas, Inc.	29,563	161,414
Oasis Petroleum, Inc.	91,274	884,445
Pacific Ethanol, Inc.	47,392	224,164
Parsley Energy, Inc. - Class A	8,773	205,464
Peabody Energy Corporation	1	2
Pengrowth Energy Corporation	29,824	48,911
Range Resources Corporation	2,434	107,364
Renewable Energy Group, Inc.	24,120	234,446
REX American Resources Corporation	2,808	152,671
Rex Energy Corporation	156,176	157,738
Sanchez Energy Corporation	112,093	1,007,716
Ship Finance International Ltd.	5,126	77,761
SM Energy Company	34,404	1,072,029
Solazyme, Inc.	980,359	2,294,040
Southwestern Energy Company	29,657	398,293
Stone Energy Corporation	83,286	81,629
Synergy Resources Corporation	18,607	134,342
W&T Offshore, Inc.	849,883	2,048,218
Westmoreland Coal Company	33	235
Whiting Petroleum Corporation	124,872	1,498,464
WPX Energy, Inc.	5,126	49,517
		25,642,882
Financials - 10.0%
Banks - 3.8%
1st Century Bancshares, Inc.	1,675	18,442
Access National Corporation	6,222	122,324
American National Bankshares, Inc.	1,051	28,093
American River Bankshares	68	688
Ameris Bancorp	6,277	197,098
Ames National Corporation	102	2,631
Arrow Financial Corporation	1,562	43,986
Associated Banc-Corp	266	4,852
Banco Latinoamericano de Comericio Exterior S.A.	262	6,775
Bancorp, Inc. (The)	128,717	729,825
Bank of Hawaii Corporation	4,962	339,450
Bank of Marin Bancorp	53	2,598
Banner Corporation	2,983	127,613

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Financials - 10.0% (Continued)
Banks - 3.8% (Continued)
Bar Harbor Bankshares	1,111	$38,552
BBCN Bancorp, Inc.	805	12,574
BCB Bancorp, Inc.	1,283	12,984
Blue Hills Bancorp, Inc.	2,115	30,837
BOK Financial Corporation	1,073	64,573
Boston Private Financial Holdings, Inc.	9,994	122,127
Bridge Bancorp, Inc.	15,678	477,238
Bryn Mawr Bank Corporation	44,546	1,265,997
C1 Financial, Inc.	4,886	119,854
Camden National Corporation	954	41,509
Capital City Bank Group, Inc.	6,374	94,463
Carolina Bank Holdings, Inc.	68	1,022
Chemical Financial Corporation	2,233	85,881
Chemung Financial Corporation	159	4,231
Citizens & Northern Corporation	223	4,502
City Holding Company	30,459	1,496,146
Civista Bancshares, Inc.	41	472
CoBiz Financial, Inc.	10,726	129,892
Columbia Banking System, Inc.	361	10,646
Community Bank System, Inc.	19,938	788,947
Community Trust Bancorp, Inc.	351	12,590
ConnectOne Bancorp, Inc.	7,591	130,641
Cullen/Frost Bankers, Inc.	893	57,143
CVB Financial Corporation	23,167	398,009
Enterprise Bancorp, Inc.	18	434
Enterprise Financial Services Corporation	189	5,173
Farmers Capital Bank Corporation	3,099	87,113
First Bancorp (North Carolina)	1,579	32,212
First Busey Corporation	1,193	24,385
First Business Financial Services, Inc.	5,429	137,408
First Commonwealth Financial Corporation	21,561	197,930
First Financial Bankshares, Inc.	65,654	2,125,876
First Financial Corporation	706	25,014
First Interstate BancSystem, Inc. - Class A	6,815	184,686
First Merchants Corporation	968	24,829
First NBC Bank Holding Company	12,545	272,728
First Niagara Financial Group, Inc.	3,081	32,535
FirstMerit Corporation	306	6,781
German American Bancorp, Inc.	2,891	93,177
Hampton Roads Bankshares, Inc.	14,352	25,259
Hancock Holding Company	1,849	48,019
Heritage Financial Corporation	16,602	306,307
Heritage Oaks Bancorp	2,522	21,059
Independent Bank Corporation (Michigan)	347	5,257
Lakeland Bancorp, Inc.	46,463	515,275
LegacyTexas Financial Group, Inc.	24	592
Mackinac Financial Corporation	754	8,007
MB Financial, Inc.	477	16,580
MidSouth Bancorp, Inc.	9,886	89,468
MidWestOne Financial Group, Inc.	2,524	71,581

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Financials - 10.0% (Continued)
Banks - 3.8% (Continued)
Monarch Financial Holdings, Inc.	181	$3,329
National Bank Holdings Corporation - Class A	4,281	85,577
National Bankshares, Inc.	38	1,368
NBT Bancorp, Inc.	765	21,680
Northrim BanCorp, Inc.	69	1,780
OFG Bancorp	64,637	570,745
Old National Bancorp	2,991	40,079
Pacific Mercantile Bancorp	3,075	23,093
Park National Corporation	2,947	270,535
Park Sterling Corporation	32,175	234,877
Penns Woods Bancorp, Inc.	5,240	218,089
Peoples Bancorp, Inc.	28,789	618,676
Peoples Financial Services Corporation	1,997	78,722
Prosperity Bancshares, Inc.	3,589	189,392
QCR Holdings, Inc.	604	15,565
Republic First Bancorp, Inc.	224	1,042
S&T Bancorp, Inc.	10,201	261,860
Sandy Spring Bancorp, Inc.	88	2,516
Seacoast Banking Corporation of Florida	17,297	280,557
Simmons First National Corporation - Class A	111	5,184
Southside Bancshares, Inc.	38,166	1,114,829
Southwest Bancorp, Inc.	29,622	475,433
State Bank Financial Corporation	5,591	116,740
Stock Yards Bancorp, Inc.	1,379	55,767
Sun Bancorp, Inc./NJ	728	15,645
TowneBank	611	12,831
Trustmark Corporation	1,385	33,946
UMB Financial Corporation	9,629	536,817
Union Bankshares Corporation	134	3,539
United Bankshares, Inc.	33,167	1,283,231
Univest Corporation of Pennsylvania	7,083	139,818
Veritex Holdings, Inc.	3,171	49,119
Washington Trust Bancorp, Inc.	5,505	201,648
WesBanco, Inc.	12,209	392,275
West Bancorporation, Inc.	76	1,417
Westamerica Bancorporation	34,519	1,681,766
Wilshire Bancorp, Inc.	3,095	33,333
Wintrust Financial Corporation	2,221	115,536
Yadkin Financial Corporation	1	25
		20,571,271
Capital Markets - 0.8%
Artisan Partners Asset Management, Inc. - Class A	326	10,533
Capitala Finance Corporation	3,383	45,772
Cowen Group, Inc. - Class A	160,071	557,847
Diamond Hill Investment Group, Inc.	294	51,526
FBR & Company	2,351	43,493
Federated Investors, Inc. - Class B	2,403	75,935
Fidus Investment Corporation	2,081	33,171
Financial Engines, Inc.	9,431	303,773
FS Investment Corporation	154	1,434
FXCM, Inc. - Class A	18,308	213,471

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Financials - 10.0% (Continued)
Capital Markets - 0.8% (Continued)
Gladstone Capital Corporation	4,930	$37,665
Greenhill & Company, Inc.	7,083	155,968
GSV Capital Corporation	12,952	74,215
Harvest Capital Credit Corporation	70	905
INTL FCStone, Inc.	216	5,897
Ladenburg Thalmann Financial Services, Inc.	10,748	28,805
LPL Financial Holdings, Inc.	42,074	1,110,754
Main Street Capital Corporation	3,887	121,352
Manning & Napier, Inc.	38,739	331,218
OFS Capital Corporation	110	1,452
OHA Investment Corporation	3,090	8,745
PJT Partners, Inc. - Class A	3,275	73,098
Prospect Capital Corporation	20,591	154,021
Pzena Investment Management, Inc. - Class A	7,380	66,863
Safeguard Scientifics, Inc.	15,753	217,391
Solar Senior Capital Ltd.	294	4,410
Stifel Financial Corporation	5,013	164,978
T Rowe Price Group, Inc.	348	26,201
Triangle Capital Corporation	45	956
Virtu Financial, Inc. - Class A	2,113	44,056
Virtus Investment Partners, Inc.	1,469	114,905
Westwood Holdings Group, Inc.	171	9,841
		4,090,651
Consumer Finance - 0.6%
Atlanticus Holdings Corporation	31,353	94,686
Cash America International, Inc.	234	8,649
Credit Acceptance Corporation	506	99,312
Emergent Capital, Inc.	3,228	14,139
Encore Capital Group, Inc.	5,438	153,080
EZCORP, Inc. - Class A	173,549	859,067
First Cash Financial Services, Inc.	4,099	187,447
First Data Corporation - Class A	25,177	286,766
PRA Group, Inc.	2,243	74,423
Regional Management Corporation	7,661	126,560
World Acceptance Corporation	33,638	1,459,553
		3,363,682
Diversified Financial Services - 0.3%
CBOE Holdings, Inc.	46	2,850
CME Group, Inc.	417	38,326
Consumer Portfolio Services, Inc.	4,681	18,490
FNFV Group	848	9,133
Medallion Financial Corporation	34,597	266,397
On Deck Capital, Inc.	29,346	253,256
PHH Corporation	63,720	817,528
Resource America, Inc. - Class A	5,200	32,864
		1,438,844
Insurance - 1.1%
Ambac Financial Group, Inc.	1,929	31,308
American Equity Investment Life Holding Company	8,124	113,736
AmTrust Financial Services, Inc.	648	16,103
Arthur J. Gallagher & Company	440	20,257

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Financials - 10.0% (Continued)
Insurance - 1.1% (Continued)
Assurant, Inc.	42	$3,552
Baldwin & Lyons, Inc. - Class B	40	977
Citizens, Inc.	141,658	1,154,513
Conifer Holdings, Inc.	1,718	11,648
Donegal Group, Inc. - Class A	6,773	103,695
Federated National Holding Company	4,490	85,534
Greenlight Capital Re Ltd. - Class A	19,545	420,804
HCI Group, Inc.	3,130	93,775
Maiden Holdings Ltd.	12,620	154,343
MBIA, Inc.	105,822	825,412
Mercury General Corporation	815	43,113
National Western Life Group, Inc. - Class A	10	2,167
OneBeacon Insurance Group Ltd. - Class A	2,243	27,813
Patriot National, Inc.	165,028	1,373,033
Primerica, Inc.	13,494	668,763
State Auto Financial Corporation	1,006	20,633
Stewart Information Services Corporation	1,540	53,623
Third Point Reinsurance Ltd.	3,666	41,719
Torchmark Corporation	1,213	70,220
Universal Insurance Holdings, Inc.	44,295	780,035
W.R. Berkley Corporation	1,604	89,824
		6,206,600
Real Estate Investment Trusts (REIT) - 1.9%
Acadia Realty Trust	4,998	168,433
Agree Realty Corporation	60	2,327
Alexandria Real Estate Equities, Inc.	1,262	117,303
American Homes 4 Rent - Class A	1	16
CareTrust REIT, Inc.	25,060	318,763
CorEnergy Infrastructure Trust, Inc.	2	43
CoreSite Realty Corporation	319	23,903
Crown Castle International Corporation	218	18,940
CyrusOne, Inc.	3,725	164,384
Douglas Emmett, Inc.	790	25,636
Duke Realty Corporation	20,496	448,248
DuPont Fabros Technology, Inc.	4,077	162,346
Easterly Government Properties, Inc.	13,041	240,607
Education Realty Trust, Inc.	2,279	90,636
Extra Space Storage, Inc.	8,226	698,799
Federal Realty Investment Trust	4,618	702,305
Gaming and Leisure Properties, Inc.	1,391	45,611
Gladstone Commercial Corporation	249	4,191
Government Properties Income Trust	24,734	467,967
Gramercy Property Trust	30,771	260,630
HCP, Inc.	939	31,766
Healthcare Realty Trust, Inc.	4,626	140,075
Healthcare Trust of America, Inc. - Class A	7,011	202,548
Iron Mountain, Inc.	499	18,229
Liberty Property Trust	5,009	174,814
LTC Properties, Inc.	15,481	718,164
Monogram Residential Trust, Inc.	6,428	65,116
National Storage Affiliates Trust	5,368	104,783

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Financials - 10.0% (Continued)
Real Estate Investment Trusts (REIT) - 1.9% (Continued)
New Senior Investment Group, Inc.	13,149	$142,009
Northstar Realty Europe Corporation	15,614	186,275
Physicians Realty Trust	1,608	29,153
Prologis, Inc.	3,467	157,436
Public Storage	488	119,467
QTS Realty Trust, Inc. - Class A	2,946	142,645
Realty Income Corporation	5,616	332,467
Regency Centers Corporation	3,157	232,671
Retail Properties of America, Inc. - Class A	93	1,487
Seritage Growth Properties - Class A	2,131	113,731
STAG Industrial, Inc.	35,869	715,945
Universal Health Realty Income Trust	220	12,012
Urstadt Biddle Properties, Inc. - Class A	5,849	120,255
Ventas, Inc.	3,927	243,945
Walter Investment Management Corporation	225,404	1,634,179
Welltower, Inc.	10,432	724,189
Whitestone REIT	11,097	149,033
		10,473,482
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	257	9,828
Altisource Portfolio Solutions S.A.	11,993	375,261
AV Homes, Inc.	6,195	71,242
Consolidated-Tomoka Land Company	2,101	103,579
Forestar Group, Inc.	35,800	483,300
Realogy Holdings Corporation	81	2,895
St. Joe Company (The)	21,072	355,063
Tejon Ranch Company	4,340	97,737
		1,498,905
Thrifts & Mortgage Finance - 1.2%
Atlantic Coast Financial Corporation	388	2,491
Banc of California, Inc.	10,950	222,833
Bank Mutual Corporation	356	2,877
BankFinancial Corporation	11,495	142,078
BBX Capital Corporation - Class A	1,591	24,533
BofI Holding, Inc.	84,300	1,717,191
BSB Bancorp, Inc.	104	2,472
Cheviot Financial Corporation	657	9,829
Clifton Bancorp, Inc.	19,319	287,467
Hingham Institution for Savings	35	4,480
HomeStreet, Inc.	12,214	263,212
Impac Mortgage Holdings, Inc.	91,380	1,297,596
Kearny Financial Corporation	2,444	30,843
Lake Sunapee Bank Group	537	7,647
LendingTree, Inc.	14,892	1,332,387
Meridian Bancorp, Inc.	1,029	15,044
MMA Capital Management, LLC	26	417
Northfield Bancorp, Inc.	10,419	165,245
Northwest Bancshares, Inc.	30,909	433,344
OceanFirst Financial Corporation	7,328	142,749
Ocwen Financial Corporation	6,887	15,565
People's United Financial, Inc.	2,402	37,231

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Financials - 10.0% (Continued)
Thrifts & Mortgage Finance - 1.2% (Continued)
Stonegate Mortgage Corporation	8,977	$51,797
Timberland Bancorp, Inc.	3	42
TrustCo Bank Corporation	30,679	196,652
United Financial Bancorp, Inc.	16,222	210,562
Waterstone Financial, Inc.	1,255	17,595
WSFS Financial Corporation	315	10,754
		6,644,933
Health Care - 19.5%
Biotechnology - 9.1%
Abeona Therapeutics, Inc.	30,661	83,398
ACADIA Pharmaceuticals, Inc.	6,765	218,509
Actinium Pharmaceuticals, Inc.	848	1,594
Adamas Pharmaceuticals, Inc.	7,765	131,073
Advaxis, Inc.	7,950	61,533
Aegerion Pharmaceuticals, Inc.	58,622	167,073
Aeterna Zentaris, Inc.	26,055	105,523
Agios Pharmaceuticals, Inc.	609	29,811
Akebia Therapeutics, Inc.	10,563	99,187
Alder Biopharmaceuticals, Inc.	58,809	1,561,379
Amicus Therapeutics, Inc.	106,678	796,885
Anacor Pharmaceuticals, Inc.	346	21,708
Anavex Life Sciences Corporation	69,373	378,777
Aquinox Pharmaceuticals, Inc.	13,190	107,367
Argos Therapeutics, Inc.	49,696	310,103
ARIAD Pharmaceuticals, Inc.	116,178	834,158
Array BioPharma, Inc.	204,686	652,948
Arrowhead Pharmaceuticals, Inc.	231,569	1,340,785
Asterias Biotherapeutics, Inc.	2,498	10,716
Athersys, Inc.	70,693	163,301
aTyr Pharma, Inc.	56,466	201,019
Aurinia Pharmaceuticals, Inc.	1,507	4,400
Axovant Sciences Ltd.	1,619	21,047
Bio Blast Pharma Ltd.	11,451	26,108
BioTime, Inc.	105,448	307,908
bluebird bio, Inc.	1,575	69,851
Catabasis Pharmaceuticals, Inc.	349	1,539
Catalyst Pharmaceutical, Inc.	15,108	10,273
Celator Pharmaceuticals, Inc.	41,659	627,801
Celldex Therapeutics, Inc.	76,154	304,616
Cellular Biomedicine Group, Inc.	4,608	79,580
Cerulean Pharma, Inc.	99	325
Chiasma, Inc.	273,263	920,896
Chimerix, Inc.	127,417	761,954
Clovis Oncology, Inc.	122,532	1,704,420
Codexis, Inc.	5,525	17,404
Conatus Pharmaceuticals, Inc.	10,346	29,693
CorMedix, Inc.	32,837	137,259
CytRx Corporation	239,738	781,546
Dynavax Technologies Corporation	10,269	168,514
Eagle Pharmaceuticals, Inc.	34,739	1,315,219
Editas Medicine, Inc.	2,441	80,675

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Biotechnology - 9.1% (Continued)
Exact Sciences Corporation	11,201	$78,631
Exelixis, Inc.	9,421	43,431
Fibrocell Science, Inc.	2,056	5,675
Flexion Therapeutics, Inc.	1,952	20,301
Galena Biopharma, Inc.	1,189,559	1,641,591
Genocea Biosciences, Inc.	215,101	946,444
Geron Corporation	16,538	48,787
GlycoMimetics, Inc.	705	4,441
Heron Therapeutics, Inc.	78,791	1,689,279
Idera Pharmaceuticals, Inc.	474,078	786,969
Ignyta, Inc.	577	3,993
Immunomedics, Inc.	127,911	454,084
Inotek Pharmaceuticals Corporation	26,631	260,984
Inovio Pharmaceuticals, Inc.	72,313	757,840
Insys Therapeutics, Inc.	123,846	1,794,529
Intercept Pharmaceuticals, Inc.	1,925	290,174
Invitae Corporation	34,997	333,871
Ionis Pharmaceuticals, Inc.	2,063	84,521
Ironwood Pharmaceuticals, Inc.	921	9,624
IsoRay, Inc.	22,521	25,899
Juno Therapeutics, Inc.	2,145	90,283
Karyopharm Therapeutics, Inc.	11,280	104,904
Keryx Biopharmaceuticals, Inc.	288,011	1,566,780
Kite Pharma, Inc.	323	14,948
La Jolla Pharmaceutical Company	22,460	415,735
Lion Biotechnologies, Inc.	43,767	248,159
Loxo Oncology, Inc.	28,765	663,033
MacroCure Ltd.	66,442	68,435
MannKind Corporation	1,238,315	1,671,725
MediciNova, Inc.	44,944	309,215
Merrimack Pharmaceuticals, Inc.	11,508	81,477
MiMedx Group, Inc.	21,471	161,677
Mirati Therapeutics, Inc.	4,236	87,770
Myriad Genetics, Inc.	1,713	61,668
NantKwest, Inc.	98,401	815,744
Nivalis Therapeutics, Inc.	11,379	48,133
Northwest Biotherapeutics, Inc.	677,113	947,958
Novavax, Inc.	181,287	949,944
Nymox Pharmaceutical Corporation	16,588	37,489
Ohr Pharmaceutical, Inc.	12,877	42,108
Omeros Corporation	98,474	1,304,780
Oncothyreon, Inc.	156,420	203,346
OPKO Health, Inc.	7,051	75,798
Organovo Holdings, Inc.	351,181	955,212
Osiris Therapeutics, Inc.	20,232	113,502
OvaScience, Inc.	108,179	906,540
Portola Pharmaceuticals, Inc.	22,539	535,527
Proteon Therapeutics, Inc.	36	351
PTC Therapeutics, Inc.	143,787	1,066,900
Puma Biotechnology, Inc.	22,839	700,929
Radius Health, Inc.	19,748	703,029

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Biotechnology - 9.1% (Continued)
Regulus Therapeutics, Inc.	95,383	$557,037
Sage Therapeutics, Inc.	36	1,357
Sarepta Therapeutics, Inc.	123,619	1,754,154
Seattle Genetics, Inc.	2,404	85,294
Seres Therapeutics, Inc.	570	16,826
Synergy Pharmaceuticals, Inc.	245,732	771,598
Synthetic Biologics, Inc.	809,577	1,805,357
TESARO, Inc.	4,302	178,275
Tobira Therapeutics, Inc.	16,279	128,116
Tonix Pharmaceuticals Holding Corporation	21,600	54,432
Tracon Pharmaceuticals, Inc.	1,803	13,054
Trovagene, Inc.	363,159	1,459,899
Ultragenyx Pharmaceutical, Inc.	2,540	171,755
Versartis, Inc.	13,170	119,320
Viking Therapeutics, Inc.	22,836	33,112
Vital Therapies, Inc.	31,618	270,966
vTv Therapeutics, Inc. - Class A	693	4,366
XBiotech, Inc.	67,517	860,842
Zafgen, Inc.	105,273	670,589
ZIOPHARM Oncology, Inc.	182,780	1,436,651
		49,275,042
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	80	3,626
Accuray, Inc.	17,143	91,887
Amedica Corporation	63,253	98,675
Anika Therapeutics, Inc.	140	6,392
Antares Pharma, Inc.	31,563	34,719
Avinger, Inc.	105,011	1,216,027
AxoGen, Inc.	53,252	309,927
Biolase, Inc.	21,145	30,026
Cardiovascular Systems, Inc.	61,709	862,692
Cerus Corporation	4,193	26,248
ConforMIS, Inc.	125,533	1,555,354
CONMED Corporation	1,622	67,183
Corindus Vascular Robotics, Inc.	35,242	37,004
CytoSorbents Corporation	32,207	139,134
Derma Sciences, Inc.	14,563	50,679
DexCom, Inc.	1,322	85,110
Digirad Corporation	11,210	65,354
EndoChoice Holdings, Inc.	180,642	997,144
Entellus Medical, Inc.	227	3,301
GenMark Diagnostics, Inc.	201,903	1,193,247
Great Basin Scientific, Inc.	32,308	99,509
Greatbatch, Inc.	4,483	156,008
Hansen Medical, Inc.	27,081	109,678
Insulet Corporation	4,879	162,471
Invuity, Inc.	4,792	32,586
iRadimed Corporation	72,875	1,192,964
IRIDEX Corporation	101	1,156
LDR Holding Corporation	5,954	160,460
Meridian Bioscience, Inc.	5,660	108,163

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Health Care Equipment & Supplies - 3.5% (Continued)
Navidea Biopharmaceuticals, Inc.	198,692	$274,195
Nevro Corporation	13,381	899,872
Novadaq Technologies, Inc.	1,957	21,918
Novocure Ltd.	14,862	191,720
Quidel Corporation	3,248	56,190
Quotient Ltd.	6,514	69,439
ReWalk Robotics Ltd.	6,651	60,258
Rockwell Medical, Inc.	244,213	2,258,970
Second Sight Medical Products, Inc.	292,267	1,382,423
Sientra, Inc.	96,695	785,163
Spectranetics Corporation (The)	11,443	194,531
STAAR Surgical Company	9,987	77,000
SurModics, Inc.	626	12,595
Tandem Diabetes Care, Inc.	80,989	901,408
TransEnterix, Inc.	623,311	934,967
Vascular Solutions, Inc.	286	9,996
Wright Medical Group N.V.	67,453	1,266,767
Zeltiq Aesthetics, Inc.	16,750	500,825
Zimmer Biomet Holdings, Inc.	736	85,207
		18,880,168
Health Care Providers & Services - 2.7%
AAC Holdings, Inc.	106,637	2,195,656
Aceto Corporation	307	6,886
Addus HomeCare Corporation	27,973	517,500
Adeptus Health, Inc. - Class A	30,165	2,054,840
Air Methods Corporation	13,713	507,107
AMN Healthcare Services, Inc.	25,075	890,413
Anthem, Inc.	20	2,815
BioScrip, Inc.	646,504	1,706,770
Centene Corporation	1	11
Ensign Group, Inc. (The)	1,403	31,652
ExamWorks Group, Inc.	18,520	667,646
Express Scripts Holding Company	37	2,728
Hanger, Inc.	4,970	34,243
InfuSystem Holdings, Inc.	14,421	51,916
Landauer, Inc.	26,855	932,943
MEDNAX, Inc.	1,234	87,972
Nobilis Health Corporation	195,789	826,230
Patterson Companies, Inc.	1,945	84,316
Psychemedics Corporation	1,760	25,344
Select Medical Holdings Corporation	46,263	618,999
Sharps Compliance Corporation	11,019	50,026
Teladoc, Inc.	169,399	2,058,198
Trupanion, Inc.	82,227	1,025,371
		14,379,582
Health Care Technology - 0.8%
Castlight Health, Inc. - Class B	264,100	950,760
Computer Programs & Systems, Inc.	20,576	1,056,166
Connecture, Inc.	1,356	3,133
Evolent Health, Inc. - Class A	43,493	522,351
Imprivata, Inc.	2,925	35,451

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Health Care Technology - 0.8% (Continued)
Inovalon Holdings, Inc. - Class A	55,453	$948,246
Medidata Solutions, Inc.	2,666	116,318
Veeva Systems, Inc. - Class A	26,685	734,104
		4,366,529
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc.	149,463	1,875,761
Albany Molecular Research, Inc.	9,395	141,395
Fluidigm Corporation	7,987	76,515
Illumina, Inc.	658	88,823
Luminex Corporation	2,710	54,471
Pacific Biosciences of California, Inc.	138,907	1,340,452
pSivida Corporation	16,413	47,105
Sequenom, Inc.	185,324	237,215
Waters Corporation	667	86,817
		3,948,554
Pharmaceuticals - 2.7%
AcelRx Pharmaceuticals, Inc.	3,418	11,553
Aclaris Therapeutics, Inc.	2,616	48,344
Aerie Pharmaceuticals, Inc.	15,139	240,105
Akorn, Inc.	14,381	365,996
Alcobra Ltd.	1,536	6,159
Alimera Sciences, Inc.	16,411	36,432
Allergan plc	29	6,280
Ampio Pharmaceuticals, Inc.	262,606	1,105,571
Aralez Pharmaceuticals, Inc.	55,821	218,260
Aratana Therapeutics, Inc.	152,023	913,658
Catalent, Inc.	301	8,889
Cempra, Inc.	3,264	55,260
Concordia Healthcare Corporation	3,092	90,101
ContraVir Pharmaceuticals, Inc.	4,050	4,050
Cynapsus Therapeutics, Inc.	3,618	43,561
Dipexium Pharmaceuticals, Inc.	531	6,892
Egalet Corporation	74,633	508,997
Endocyte, Inc.	33,017	128,766
EyeGate Pharmaceuticals, Inc.	59	202
Flex Pharma, Inc.	13,556	148,574
Foamix Pharmaceuticals Ltd.	7,681	48,467
Horizon Pharma plc	15,280	234,854
Innoviva, Inc.	48,042	592,838
Intellipharmaceutics International, Inc.	982	1,994
KemPharm, Inc.	15,336	253,964
Lannett Company, Inc.	599	11,489
Lipocine, Inc.	46,455	452,936
Marinus Pharmaceuticals, Inc.	35,637	195,647
Medicines Company (The)	6,071	216,067
MyoKardia, Inc.	309	3,535
Ocular Therapeutix, Inc.	48,585	596,624
Oculus Innovative Sciences, Inc.	100,962	99,952
Pain Therapeutics, Inc.	63,362	155,871
Pernix Therapeutics Holdings, Inc.	32,907	24,684
Perrigo Company plc	258	24,941

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Pharmaceuticals - 2.7% (Continued)
Relypsa, Inc.	110,579	$2,001,480
Revance Therapeutics, Inc.	359	6,598
Teligent, Inc.	302,986	1,672,483
Tetraphase Pharmaceuticals, Inc.	76,180	426,608
TherapeuticsMD, Inc.	83,152	686,004
Titan Pharmaceuticals, Inc.	1,443	8,586
Tokai Pharmaceuticals, Inc.	170,498	1,249,750
VIVUS, Inc.	836,895	1,380,877
XenoPort, Inc.	990	4,356
Zogenix, Inc.	15,104	154,816
Zynerba Pharmaceuticals, Inc.	3,443	28,060
		14,481,131
Industrials - 9.5%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings, Inc.	103,720	1,879,406
AeroVironment, Inc.	310	8,953
American Science & Engineering, Inc.	637	18,250
Astrotech Corporation	596	1,180
CPI Aerostructures, Inc.	3,469	23,936
Cubic Corporation	20,989	872,513
Engility Holdings, Inc.	7,832	154,056
Hexcel Corporation	532	24,084
KEYW Holding Corporation (The)	261,235	1,799,909
KLX, Inc.	974	32,843
National Presto Industries, Inc.	2,964	258,431
Rockwell Collins, Inc.	983	86,691
Sparton Corporation	3,579	76,805
TASER International, Inc.	43,784	799,496
TransDigm Group, Inc.	402	91,604
		6,128,157
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc.	625	14,606
Forward Air Corporation	3,203	145,993
Hub Group, Inc. - Class A	3,342	128,734
United Parcel Service, Inc. - Class B	380	39,927
XPO Logistics, Inc.	1,160	34,962
		364,222
Airlines - 0.1%
Copa Holdings S.A. - Class A	493	31,429
Virgin America, Inc.	6,190	344,721
		376,150
Building Products - 0.5%
Advanced Drainage Systems, Inc.	42,805	989,652
American Woodmark Corporation	1,296	94,401
Apogee Enterprises, Inc.	1,668	69,122
Armstrong Flooring, Inc.	1	7
Armstrong World Industries, Inc.	3,775	154,058
Griffon Corporation	68,071	1,076,202
MFRI, Inc.	831	5,800
Simpson Manufacturing Company, Inc.	6	226

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Building Products - 0.5% (Continued)
Trex Company, Inc.	61	$2,894
		2,392,362
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	7,583	243,945
Acme United Corporation	3	51
Asta Funding, Inc.	1,271	12,723
Avery Dennison Corporation	43	3,122
Brady Corporation - Class A	493	13,060
CECO Environmental Corporation	62,538	412,751
Covanta Holding Corporation	42,410	689,587
Deluxe Corporation	501	31,453
Essendant, Inc.	6,015	185,202
Healthcare Services Group, Inc.	18,013	681,792
Hudson Technologies, Inc.	9,449	33,071
Interface, Inc.	7,775	132,330
Mobile Mini, Inc.	19,230	620,167
MSA Safety, Inc.	14,404	692,688
Rollins, Inc.	369	9,915
Stericycle, Inc.	51	4,874
Team, Inc.	656	18,848
TRC Companies, Inc.	3,994	34,189
US Ecology, Inc.	16,948	763,168
Waste Connections, Inc.	1,386	93,250
		4,676,186
Construction & Engineering - 0.7%
AECOM	788	25,602
Ameresco, Inc. - Class A	32,131	143,626
Argan, Inc.	18,000	615,240
Dycom Industries, Inc.	531	37,489
HC2 Holdings, Inc.	85,302	329,266
Jacobs Engineering Group, Inc.	700	31,206
Layne Christensen Company	171,468	1,524,350
MasTec, Inc.	1,514	34,307
NV5 Global, Inc.	25,017	621,172
Primoris Services Corporation	3,389	79,269
Tutor Perini Corporation	13,758	217,651
Willdan Group, Inc.	383	4,117
		3,663,295
Electrical Equipment - 1.7%
American Superconductor Corporation	28,433	283,193
China BAK Battery, Inc.	4,280	11,042
Energous Corporation	56,995	581,349
Energy Focus, Inc.	57,393	447,665
FuelCell Energy, Inc.	187,993	1,120,438
Generac Holdings, Inc.	2,338	89,125
Highpower International, Inc.	14,268	28,251
Ideal Power, Inc.	4,819	26,071
LSI Industries, Inc.	330	4,175
Plug Power, Inc.	919,319	1,893,797
Power Solutions International, Inc.	69,024	893,861
Preformed Line Products Company	140	5,876

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Electrical Equipment - 1.7% (Continued)
Revolution Lighting Technology, Inc.	530	$3,487
Rockwell Automation, Inc.	720	81,698
SolarCity Corporation	62,540	1,896,213
Sunrun, Inc.	236,699	1,865,188
Thermon Group Holdings, Inc.	6,176	115,738
		9,347,167
Industrial Conglomerates - 0.0% (a)
Raven Industries, Inc.	6,683	107,529

Machinery - 2.5%
Actuant Corporation - Class A	5,903	157,669
Altra Industrial Motion Corporation	33,918	973,447
American Railcar Industries, Inc.	3,821	156,699
Blue Bird Corporation	35,464	383,366
Briggs & Stratton Corporation	40,494	857,258
Caterpillar, Inc.	1,210	94,041
CIRCOR International, Inc.	4,440	250,638
Deere & Company	1,179	99,166
Donaldson Company, Inc.	309	10,098
Douglas Dynamics, Inc.	124	2,841
Eastern Company (The)	1,788	29,877
ExOne Company (The)	106,620	1,409,516
Flowserve Corporation	671	32,751
FreightCar America, Inc.	11,561	198,271
Gorman-Rupp Company (The)	164	4,640
Graco, Inc.	1,086	85,132
Graham Corporation	1,183	21,897
Greenbrier Companies, Inc. (The)	252	7,557
Hurco Companies, Inc.	22,504	728,680
Hyster-Yale Materials Handling, Inc.	1,264	77,420
Joy Global, Inc.	5,342	113,785
Kornit Digital Ltd.	8,382	84,910
Lincoln Electric Holdings, Inc.	50	3,133
Lindsay Corporation	30,185	2,307,945
Manitex International, Inc.	1,511	10,033
Manitowoc Company, Inc. (The)	1,570	8,949
Manitowoc Foodservice, Inc.	1,515	22,740
Middleby Corporation (The)	217	23,792
Milacron Holdings Corporation	88	1,507
Navistar International Corporation	61,861	933,482
Proto Labs, Inc.	19,857	1,188,044
RBC Bearings, Inc.	12,519	917,643
Sun Hydraulics Corporation	39,368	1,392,840
Supreme Industries, Inc. - Class A	92	1,144
Tennant Company	7,519	401,590
Terex Corporation	4,519	107,959
Twin Disc, Inc.	15,128	200,446
Wabash National Corporation	4,065	57,926
Westport Innovations, Inc.	34,212	84,162
		13,442,994

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Marine - 0.2%
Diana Shipping, Inc.	75,238	$260,324
Global Ship Lease, Inc. - Class A	12,969	29,699
Navios Maritime Holdings, Inc.	115,008	134,559
Scorpio Bulkers, Inc.	222,024	854,792
		1,279,374
Professional Services - 0.4%
Acacia Research Corporation	77,289	372,533
Advisory Board Company (The)	4,900	155,036
CBIZ, Inc.	7,661	77,989
FTI Consulting, Inc.	6,807	274,322
Hill International, Inc.	187,612	795,475
Huron Consulting Group, Inc.	2	111
ICF International, Inc.	2,473	97,362
Insperity, Inc.	69	3,641
Navigant Consulting, Inc.	3,235	51,631
Odyssey Marine Exploration, Inc.	648	1,814
Resources Connection, Inc.	10,165	150,137
Verisk Analytics, Inc.	1,148	89,062
		2,069,113
Road & Rail - 0.6%
Covenant Transportation Group, Inc. - Class A	21,365	425,377
Heartland Express, Inc.	13,374	242,203
Kansas City Southern	139	13,170
Knight Transportation, Inc.	32,265	857,281
Landstar System, Inc.	10,295	674,837
P.A.M. Transportation Services, Inc.	13,069	322,935
Saia, Inc.	2,548	73,688
Student Transportation, Inc.	9,236	45,811
Swift Transportation Company	2,111	35,085
Universal Truckload Services, Inc.	32	456
USA Truck, Inc.	30,012	531,813
Werner Enterprises, Inc.	7,966	201,859
		3,424,515
Trading Companies & Distributors - 0.7%
BMC Stock Holdings, Inc.	14,944	262,267
Fastenal Company	1,910	89,369
GATX Corporation	12,432	571,126
Houston Wire & Cable Company	6,620	48,392
Kaman Corporation	23,387	984,359
Lawson Products, Inc.	175	3,428
Textainer Group Holdings Ltd.	44,734	690,246
Titan Machinery, Inc.	78,626	1,022,138
Veritiv Corporation	5,859	240,336
W.W. Grainger, Inc.	390	91,463
		4,003,124
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	7,388	59,400
Wesco Aircraft Holdings, Inc.	1,963	28,326
		87,726

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Information Technology - 13.1%
Communications Equipment - 1.0%
ADTRAN, Inc.	13,905	$268,645
Alliance Fiber Optic Products, Inc.	50,019	926,352
Applied Optoelectronics, Inc.	117,813	1,319,506
Arista Networks, Inc.	1,384	92,202
CalAmp Corporation	10,840	162,275
Calix, Inc.	9,937	68,863
DragonWave, Inc.	16,304	101,574
Harmonic, Inc.	192,376	665,621
Juniper Networks, Inc.	588	13,759
KVH Industries, Inc.	2,488	24,283
NETGEAR, Inc.	2,936	124,486
Novatel Wireless, Inc.	50,000	76,500
Numerex Corporation - Class A	63	484
Oclaro, Inc.	33,512	169,236
Palo Alto Networks, Inc.	647	97,613
PCTEL, Inc.	5,178	23,197
Ruckus Wireless, Inc.	16,357	224,745
Ubiquiti Networks, Inc.	35,137	1,251,580
ViaSat, Inc.	417	31,984
Zhone Technologies, Inc.	10,256	11,794
		5,654,699
Electronic Equipment, Instruments & Components - 2.1%
Applied DNA Science, Inc.	27,273	82,637
AVX Corporation	8,518	112,608
Badger Meter, Inc.	4,702	335,394
Clearfield, Inc.	85,433	1,585,636
Cognex Corporation	2,312	82,145
Control4 Corporation	226,572	1,678,899
CUI Global, Inc.	42,468	354,608
Daktronics, Inc.	1,499	13,041
Dolby Laboratories, Inc. - Class A	6,665	317,321
DTS, Inc.	37,604	820,519
Electro Rent Corporation	1,989	19,910
Fitbit, Inc. - Class A	99,101	1,808,593
GSI Group, Inc.	8,956	130,310
InvenSense, Inc.	12,458	95,677
Mesa Laboratories, Inc.	12,471	1,256,827
MicroVision, Inc.	638,103	1,378,302
MTS Systems Corporation	9,867	554,723
National Instruments Corporation	991	27,322
Neonode, Inc.	50,133	99,263
PCM, Inc.	2,746	26,334
Research Frontiers, Inc.	4,006	18,187
SuperCom Ltd.	3,062	12,524
Tech Data Corporation	2,801	192,401
Uni-Pixel, Inc.	31,202	74,573
Vishay Intertechnology, Inc.	6,330	76,973

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Information Technology - 13.1% (Continued)
Electronic Equipment, Instruments & Components - 2.1% (Continued)
Vishay Precision Group, Inc.	1,803	$26,973
		11,181,700
Internet Software & Services - 3.6%
Actua Corporation	3,940	37,351
Alarm.com Holdings, Inc.	16,082	366,830
Amber Road, Inc.	14,221	69,825
Angie's List, Inc.	105,974	927,272
Apigee Corporation	9,108	88,348
Appfolio, Inc. - Class A	42,366	531,270
Benefitfocus, Inc.	15,296	579,718
Chegg, Inc.	254,076	1,153,505
Cimpress N.V.	2	176
comScore, Inc.	1	32
Demandware, Inc.	1,239	57,093
eGain Corporation	3,066	11,406
Endurance International Group Holdings, Inc.	14,788	158,379
Envestnet, Inc.	27,699	869,195
Five9, Inc.	6,332	58,571
Gogo, Inc.	115,621	1,224,426
GrubHub, Inc.	37,030	970,927
Hortonworks, Inc.	3,019	34,930
Instructure, Inc.	21	423
Internet Gold-Golden Lines Ltd.	20	275
iPass, Inc.	3,720	4,166
LendingClub Corporation	6,278	49,596
LogMeIn, Inc.	21	1,254
Marchex, Inc. - Class B	7,489	31,828
Marketo, Inc.	37,310	820,447
MaxPoint Interactive, Inc.	144	1,157
MINDBODY, Inc. - Class A	19,894	270,757
New Relic, Inc.	2,451	63,187
OPOWER, Inc.	296,701	2,343,938
Piksel, Inc. - Series A-2 (b)	346,880	0
Q2 Holdings, Inc.	459	10,975
Quotient Technology, Inc.	183,343	2,130,446
RealNetworks, Inc.	986	4,496
Reis, Inc.	2,275	57,262
Shopify, Inc. - Class A	1,944	61,916
Shutterstock, Inc.	18,480	758,050
Textura Corporation	43,658	1,152,135
TrueCar, Inc.	196,059	1,341,044
Tucows, Inc. - Class A	2,964	72,781
Unwired Planet, Inc.	8,720	70,283
VeriSign, Inc.	368	31,795
Web.com Group, Inc.	1,060	21,189
WebMD Health Corporation	7,931	497,591
Yahoo!, Inc.	257	9,406
Yelp, Inc.	27,454	576,534
Zillow Group, Inc. - Class A	67,092	1,678,642
Zillow Group, Inc. - Class C	3,622	87,073
		19,287,900

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Information Technology - 13.1% (Continued)
IT Services - 1.0%
Accenture plc - Class A	36	$4,065
Black Knight Financial Services, Inc. - Class A	2,121	67,830
Cardtronics, Inc.	31,271	1,232,703
Cass Information Systems, Inc.	4,340	214,700
CSG Systems International, Inc.	2,286	101,453
EPAM Systems, Inc.	409	29,828
FleetCor Technologies, Inc.	18	2,784
Forrester Research, Inc.	7,966	267,817
Higher One Holdings, Inc.	266,927	1,011,653
International Business Machines Corporation	560	81,726
Mattersight Corporation	16,657	65,795
ModusLink Global Solutions, Inc.	56,241	82,112
NeuStar, Inc. - Class A	29,424	691,170
Rightside Group Ltd.	9,301	84,081
ServiceSource International, Inc.	291,324	1,174,036
Square, Inc. - Class A	22,809	339,626
Western Union Company (The)	4,592	91,840
		5,543,219
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc.	8,576	30,445
Ambarella, Inc.	37,693	1,549,182
Amtech Systems, Inc.	1	6
Applied Micro Circuits Corporation	42,007	262,124
Broadcom Ltd.	1	127
Brooks Automation, Inc.	45,330	428,822
Cabot Microelectronics Corporation	13,279	556,257
Camtek Ltd.	5,005	11,061
Canadian Solar, Inc.	204	3,654
Cascade Microtech, Inc.	2,172	45,417
Cree, Inc.	31,153	763,560
Cypress Semiconductor Corporation	48,717	439,915
Exar Corporation	2,159	13,170
Fairchild Semiconductor International, Inc.	684	13,680
First Solar, Inc.	65	3,630
FormFactor, Inc.	21,746	167,444
GigPeak, Inc.	71,610	164,703
GSI Technology, Inc.	1,250	4,937
Kopin Corporation	242,525	402,592
Lam Research Corporation	104	7,946
Lattice Semiconductor Corporation	165,557	922,152
M/A-COM Technology Solutions Holdings, Inc.	1,605	65,628
Magnachip Semiconductor Corporation	9,401	48,509
Mattson Technology, Inc.	231,652	845,530
Microchip Technology, Inc.	450	21,865
NVIDIA Corporation	2,508	89,109
NXP Semiconductors N.V.	1	63
QuickLogic Corporation	78,505	86,355
Rambus, Inc.	91,650	1,064,973
Sigma Designs, Inc.	74,966	474,535
SolarEdge Technologies, Inc.	1,607	43,052
SunPower Corporation	9,775	196,868

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Information Technology - 13.1% (Continued)
Semiconductors & Semiconductor Equipment - 1.7% (Continued)
Ultratech, Inc.	6,795	$147,384
Veeco Instruments, Inc.	22,813	419,987
Xcerra Corporation	1,467	8,655
		9,303,337
Software - 2.8%
Atlassian Corporation plc - Class A	1,875	43,444
Attunity Ltd.	442	3,019
Bottomline Technologies (de), Inc.	4,364	107,180
Box, Inc. - Class A	95,334	1,232,669
BroadSoft, Inc.	601	23,538
Code Rebel Corporation	30,241	85,582
Covisint Corporation	1,539	2,847
Datawatch Corporation	9,691	51,556
Digimarc Corporation	58,141	1,735,509
Digital Turbine, Inc.	80,000	68,800
Ebix, Inc.	45,546	2,191,673
Evolving Systems, Inc.	7,002	40,331
FactSet Research Systems, Inc.	97	14,623
FalconStor Software, Inc.	5,631	5,969
FireEye, Inc.	2,500	43,375
Fleetmatics Group plc	438	15,877
Globant S.A.	55	1,952
Glu Mobile, Inc.	178,837	477,495
Guidance Software, Inc.	3,411	17,396
HubSpot, Inc.	19,895	881,150
Imperva, Inc.	212	9,854
Interactive Intelligence Group, Inc.	7,682	285,540
MobileIron, Inc.	17,049	65,298
Model N, Inc.	97,450	1,040,766
Net 1 UEPS Technologies, Inc.	10,834	129,141
NetSuite, Inc.	474	38,413
Park City Group, Inc.	3,448	32,756
Paycom Software, Inc.	25,870	988,493
Proofpoint, Inc.	8,662	504,648
Qlik Technologies, Inc.	10,459	322,033
Rapid7, Inc.	40,297	504,518
Rovi Corporation	951	16,757
Seachange International, Inc.	108,893	406,171
Take-Two Interactive Software, Inc.	919	31,411
Tangoe, Inc.	28,933	255,189
TiVo, Inc.	67,348	672,133
TubeMogul, Inc.	23,748	307,774
VASCO Data Security International, Inc.	7,250	125,642
Verint Systems, Inc.	5,580	188,827
VirnetX Holding Corporation	418,089	1,877,220
VMware, Inc. - Class A	95	5,406
Voltari Corporation	293	1,037
Workday, Inc. - Class A	1,150	86,227
Xura, Inc.	11,125	249,089
		15,188,328

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Information Technology - 13.1% (Continued)
Technology Hardware, Storage & Peripherals - 0.9%
3D Systems Corporation	105,273	$1,862,279
Apple, Inc.	114	10,686
Avid Technology, Inc.	16,027	89,431
Concurrent Computer Corporation	2,753	16,683
CPI Card Group, Inc.	29,026	230,176
Diebold, Inc.	9,719	255,318
Electronics For Imaging, Inc.	3,221	128,325
Imation Corporation	57,464	90,219
Pure Storage, Inc. - Class A	5,632	81,946
Silicon Graphics International Corporation	8,246	36,942
Stratasys Ltd.	52,375	1,281,616
Super Micro Computer, Inc.	2,676	72,011
USA Technologies, Inc.	140,799	616,700
		4,772,332
Materials - 3.4%
Chemicals - 1.2%
A. Schulman, Inc.	8,493	236,870
AgroFresh Solutions, Inc.	8,596	53,553
Albemarle Corporation	885	58,552
American Vanguard Corporation	2,215	36,658
Balchem Corporation	5,187	318,274
BioAmber, Inc.	2,580	10,965
CF Industries Holdings, Inc.	2,581	85,354
China Green Agriculture, Inc.	6,941	9,093
Ferro Corporation	16,153	205,789
Flotek Industries, Inc.	130,489	1,233,121
FutureFuel Corporation	44,241	497,269
Hawkins, Inc.	17,696	692,445
International Flavors & Fragrances, Inc.	307	36,677
Intrepid Potash, Inc.	96,711	123,790
Kraton Performance Polymers, Inc.	14,807	336,267
Kronos Worldwide, Inc.	34,750	231,088
Landec Corporation	47,051	529,324
LSB Industries, Inc.	23,382	307,707
Minerals Technologies, Inc.	2,763	165,504
NewMarket Corporation	222	90,145
OMNOVA Solutions, Inc.	25,423	181,774
Platform Specialty Products Corporation	6,078	62,603
Praxair, Inc.	240	28,190
Senomyx, Inc.	371,183	909,398
Trecora Resources	3,573	40,911
Valhi, Inc.	1,400	2,758
		6,484,079
Construction Materials - 0.0% (a)
Vulcan Materials Company	170	18,297

Containers & Packaging - 0.1%
AEP Industries, Inc.	1,100	67,793
AptarGroup, Inc.	174	13,224
Multi Packaging Solutions International Ltd.	1,534	25,495
Sealed Air Corporation	80	3,789

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Materials - 3.4% (Continued)
Containers & Packaging - 0.1% (Continued)
Silgan Holdings, Inc.	4,439	$225,235
UFP Technologies, Inc.	73	1,814
		337,350
Metals & Mining - 1.8%
AK Steel Holding Corporation	119,344	558,530
Alexco Resource Corporation	4,100	5,166
Allegheny Technologies, Inc.	15,057	246,031
B2Gold Corporation	266	591
Carpenter Technology Corporation	8,176	289,512
Century Aluminum Company	22,361	197,224
Cliffs Natural Resources, Inc.	545,276	2,873,605
Compass Minerals International, Inc.	15,292	1,146,288
Energy Fuels, Inc.	11,362	26,701
First Majestic Silver Corporation	2,566	27,302
Freeport-McMoRan, Inc.	7,494	104,916
General Steel Holdings, Inc.	2,977	4,138
Gold Resource Corporation	98,062	322,624
Hecla Mining Company	68,241	294,119
HudBay Minerals, Inc.	29,697	147,891
McEwen Mining, Inc.	41,506	107,916
Mountain Province Diamonds, Inc.	3,025	12,856
NN, Inc.	41,312	621,332
Pretium Resources, Inc.	1,182	9,728
Primero Mining Corporation	147,448	277,202
Real Industry, Inc.	5,642	49,875
Schnitzer Steel Industries, Inc. - Class A	2,315	47,735
Seabridge Gold, Inc.	11,433	163,835
Silver Standard Resources, Inc.	4,989	46,847
Southern Copper Corporation	1,797	53,317
Stillwater Mining Company	77,369	943,902
Tahoe Resources, Inc.	41,183	581,916
United States Steel Corporation	29,636	566,344
		9,727,443
Paper & Forest Products - 0.3%
Deltic Timber Corporation	23,684	1,480,250
Rentech, Inc.	6,454	22,395
Resolute Forest Products, Inc.	9,855	57,257
		1,559,902
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	679	21,015
Cincinnati Bell, Inc.	16,735	63,928
Consolidated Communications Holdings, Inc.	4,876	115,269
FairPoint Communications, Inc.	3,840	50,918
Frontier Communications Corporation	15,845	88,098
Globalstar, Inc.	424,161	827,114
inContact, Inc.	8,452	78,688
Intelsat S.A.	334,631	1,321,792
Iridium Communications, Inc.	28,221	227,744
magicJack VocalTec Ltd.	17,951	108,783
pdvWireless, Inc.	24,834	1,002,797

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Telecommunication Services - 1.6% (Continued)
Diversified Telecommunication Services - 1.3% (Continued)
Straight Path Communications, Inc. - Class B	60,094	$2,199,440
Windstream Holdings, Inc.	148,663	1,290,395
		7,395,981
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.	10,388	79,884
NTELOS Holdings Corporation	146,060	1,351,055
Sprint Corporation	25,864	88,714
		1,519,653
Utilities - 0.6%
Electric Utilities - 0.1%
Duke Energy Corporation	39	3,072
El Paso Electric Company	153	6,900
Empire District Electric Company (The)	1,012	34,074
Genie Energy Ltd. - Class B	11,030	81,291
ITC Holdings Corporation	2,114	93,164
Otter Tail Corporation	2,157	62,381
Spark Energy, Inc. - Class A	1,680	43,310
Unitil Corporation	238	9,406
Westar Energy, Inc.	964	49,752
		383,350
Gas Utilities - 0.0% (a)
Chesapeake Utilities Corporation	615	36,605
Gas Natural, Inc.	529	3,862
South Jersey Industries, Inc.	680	18,979
Spire, Inc.	1,144	73,170
		132,616
Independent Power and Renewable Electricity Producers - 0.4%
Abengoa Yield plc	2,074	37,394
Dynegy, Inc.	278	4,901
NRG Yield, Inc. - Class C	5,003	80,949
Pattern Energy Group, Inc.	1,578	33,138
TerraForm Global, Inc. - Class A	249,941	727,328
TerraForm Power, Inc. - Class A	30,296	323,561
TransAlta Corporation	1,884	9,835
Vivint Solar, Inc.	250,126	835,421
		2,052,527
Multi-Utilities - 0.0% (a)
Avista Corporation	1,166	46,722
CenterPoint Energy, Inc.	165	3,539
Consolidated Edison, Inc.	153	11,414
Just Energy Group, Inc.	3,338	21,196
NiSource, Inc.	2,542	57,729
OGE Energy Corporation	3,169	93,771
TECO Energy, Inc.	3,242	90,030
WEC Energy Group, Inc.	494	28,756
		353,157
Water Utilities - 0.1%
Cadiz, Inc.	1,137	7,379
Connecticut Water Service, Inc.	417	19,607

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 80.8% (Continued)	Shares	Value
Utilities - 0.6% (Continued)
Water Utilities - 0.1% (Continued)
York Water Company (The)	15,135	$448,753
		475,739

Total Common Stocks (Proceeds $469,943,895)		$437,308,737

RIGHTS - 0.0% (a)	Shares	Value
Enterprise Bancorp, Inc. (b) (Proceeds $0)	18	$2

WARRANTS - 0.1% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$191,974
Magnum Hunter Resources Corporation (b)	15,689	0
Sears Holdings Corporation	36	185
Total Warrants (Proceeds $551,328)		$192,159

Total Securities Sold Short - 80.8% (Proceeds $470,495,223)		$437,500,898

(a)	Percentage rounds to less than 0.1%.
(b)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $(191,976) at April 30, 2016, representing (0.0%) (a) of net assets (Note 2).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/18/2016	398	$6,766,000	$447,574
CBOE Volatility Index (VIX) Future	06/15/2016	360	6,840,000	(552,342)
E-Mini S&P 500 Future	06/17/2016	661	68,140,837	(1,737,443)
Total Futures Contracts Sold Short			$81,746,837	$(1,842,211)

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2016(Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 15.9%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	5,837	$90,532
Cooper-Standard Holdings, Inc. (a)	5,272	406,524
Dana Holding Corporation	6,016	77,787
Federal-Mogul Holdings Corporation (a)	3,290	30,400
Metaldyne Performance Group, Inc.	9,692	154,393
Modine Manufacturing Company (a)	28,135	304,139
Stoneridge, Inc. (a)	1,283	18,296
Superior Industries International, Inc.	5,631	147,082
Tower International, Inc.	5,011	115,002
		1,344,155
Distributors - 0.3%
Pool Corporation	2,820	246,496

Diversified Consumer Services - 1.4%
Apollo Education Group, Inc. (a)	44,250	345,150
Bright Horizons Family Solutions, Inc. (a)	3,910	256,574
Capella Education Company	1,415	78,264
Career Education Corporation (a)	39,565	211,277
Graham Holdings Company - Class B	247	117,705
K12, Inc. (a)	12,929	158,898
		1,167,868
Hotels, Restaurants & Leisure - 3.8%
Biglari Holdings, Inc. (a)	80	29,915
Bloomin' Brands, Inc.	18,616	348,119
Bojangles', Inc. (a)	4,171	73,535
Boyd Gaming Corporation (a)	12,698	236,691
Bravo Brio Restaurant Group, Inc. (a)	2,717	20,024
Brinker International, Inc.	2,286	105,887
Buffalo Wild Wings, Inc. (a)	791	105,725
Caesars Acquisition Company - Class A (a)	3,476	26,313
Carrols Restaurant Group, Inc. (a)	15,920	221,447
DineEquity, Inc.	895	76,970
Eldorado Resorts, Inc. (a)	7,853	102,953
Golden Entertainment, Inc. (a)	6,609	79,969
International Speedway Corporation - Class A	2,948	98,729
Isle of Capri Casinos, Inc. (a)	28,553	425,440
Krispy Kreme Doughnuts, Inc. (a)	12,447	216,702
La Quinta Holdings, Inc. (a)	20,008	255,502
Marcus Corporation (The)	4,276	82,741
Monarch Casino & Resort, Inc. (a)	4,123	78,337
Nathan's Famous, Inc. (a)	2,535	112,833
Penn National Gaming, Inc. (a)	6,770	109,200
Pinnacle Entertainment, Inc. (a)	2,035	22,466
Potbelly Corporation (a)	5,183	73,858
Ruth's Hospitality Group, Inc.	4,562	72,445
Speedway Motorsports, Inc.	2,862	50,142
Vail Resorts, Inc.	1,950	252,798
		3,278,741
Household Durables - 1.6%
Cavco Industries, Inc. (a)	1,013	88,830

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Discretionary - 15.9%(Continued)
Household Durables - 1.6% (Continued)
Flexsteel Industries, Inc.	2,842	$116,209
Helen of Troy Ltd. (a)	2,484	247,233
La-Z-Boy, Inc.	16,027	414,618
Lennar Corporation - B Shares	2,587	93,029
Libbey, Inc.	5,707	106,150
Lifetime Brands, Inc.	8,785	151,717
M/I Homes, Inc. (a)	3,155	63,415
Skullcandy, Inc. (a)	23,443	79,941
		1,361,142
Internet & Catalog Retail - 1.1%
Esty, Inc. (a)	8,418	73,910
FTD Companies, Inc. (a)	2,634	73,252
HSN, Inc.	4,409	233,809
Liberty TripAdvisor Holdings, Inc. - Series A (a)	11,492	253,513
Overstock.com, Inc. (a)	15,025	219,215
Travelport Worldwide Ltd.	7,077	98,724
		952,423
Leisure Products - 0.5%
Callaway Golf Company	1,906	17,802
JAKKS Pacific, Inc. (a)	3,578	26,835
Johnson Outdoors, Inc. - Class A	3,362	81,125
Malibu Boats, Inc. - Class A (a)	1,492	26,259
MCBC Holdings, Inc. (a)	6,470	86,827
Performance Sports Group Ltd. (a)	21,611	80,177
Vista Outdoor, Inc. (a)	1,623	77,872
		396,897
Media - 1.8%
AMC Entertainment Holdings, Inc. - Class A	16,050	452,289
Carmike Cinemas, Inc. (a)	2,872	86,131
Crown Media Holdings, Inc. - Class A (a)	16,761	84,978
John Wiley & Sons, Inc. - Class A	2,743	136,025
MDC Partners, Inc. - Class A	9,816	198,676
New York Times Company (The) - Class A	19,436	249,170
News Corporation - Class B	5,998	77,734
Starz - Series A (a)	3,001	81,657
Tribune Publishing Company	7,071	80,115
Viacom, Inc. - Class A	1,699	74,637
		1,521,412
Multiline Retail - 0.3%
Big Lots, Inc.	68	3,119
Burlington Stores, Inc. (a)	4,427	252,206
		255,325
Specialty Retail - 2.8%
Ascena Retail Group, Inc. (a)	9,492	83,625
Barnes & Noble, Inc.	18,963	222,815
Big 5 Sporting Goods Corporation	7,933	95,910
Boot Barn Holdings, Inc. (a)	1,524	12,497
Build-A-Bear Workshop, Inc. (a)	1,705	22,455
Caleres, Inc.	12,487	314,797
Container Store Group, Inc. (The) (a)	10,351	73,492
Express, Inc. (a)	13,111	238,358

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Discretionary - 15.9%(Continued)
Specialty Retail - 2.8% (Continued)
Five Below, Inc. (a)	2,526	$105,334
Francesca's Holdings Corporation (a)	5,607	93,076
Genesco, Inc. (a)	5,017	347,076
Kirkland's, Inc.	13,132	215,628
Murphy USA, Inc. (a)	1,316	75,565
New York & Company, Inc. (a)	8,932	33,227
Party City Holdco, Inc. (a)	7,385	105,827
Pier 1 Imports, Inc.	14,761	101,703
Restoration Hardware Holdings, Inc. (a)	2,615	113,151
Shoe Carnival, Inc.	3,005	77,018
Tilly's, Inc. - Class A (a)	3,888	24,456
		2,356,010
Textiles, Apparel & Luxury Goods - 0.7%
Culp, Inc.	1,280	33,587
Deckers Outdoor Corporation (a)	364	21,043
Delta Apparel, Inc. (a)	3,897	78,914
Movado Group, Inc.	3,091	87,197
Oxford Industries, Inc.	1,157	76,848
Perry Ellis International, Inc. (a)	4,727	90,049
Tumi Holdings, Inc. (a)	2,958	78,920
Unifi, Inc. (a)	5,150	132,664
Vince Holding Corporation (a)	5,096	31,493
		630,715
Consumer Staples - 3.8%
Beverages - 0.3%
Coca-Cola Bottling Company Consolidated	493	78,569
National Beverage Corporation (a)	1,720	80,393
Primo Water Corporation (a)	9,149	100,639
		259,601
Food & Staples Retailing - 1.4%
Andersons, Inc. (The)	9,668	323,975
Chefs' Warehouse, Inc. (The) (a)	3,578	68,948
Performance Food Group Company (a)	9,964	257,868
PriceSmart, Inc.	1,259	108,954
SpartanNash Company	9,192	254,619
United Natural Foods, Inc. (a)	2,527	90,138
Village Super Market, Inc. - Class A	4,265	104,066
		1,208,568
Food Products - 1.6%
Darling Ingredients, Inc. (a)	13,767	199,484
Dean Foods Company	8,351	143,888
Fresh Del Monte Produce, Inc.	5,990	259,127
J & J Snack Foods Corporation	841	85,050
John B. Sanfilippo & Son, Inc.	660	36,518
Omega Protein Corporation (a)	5,228	97,188
Post Holdings, Inc. (a)	3,553	255,248
Seneca Foods Corporation - Class A (a)	9,476	308,823
Snyder's-Lance, Inc.	387	12,372
		1,397,698
Personal Products - 0.4%
Avon Products, Inc.	21,762	102,499

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Staples - 3.8%(Continued)
Personal Products - 0.4% (Continued)
Inter Parfums, Inc.	2,522	$77,224
Nutraceutical International Corporation (a)	445	10,497
Revlon, Inc. - Class A (a)	2,784	101,421
		291,641
Tobacco - 0.1%
Alliance One International, Inc. (a)	4,256	108,571

Energy - 4.1%
Energy Equipment & Services - 1.8%
Archrock, Inc.	58,582	577,033
Atwood Oceanics, Inc.	9,428	91,074
Exterran Corporation (a)	4,836	73,991
Helix Energy Solutions Group, Inc. (a)	14,560	125,653
Matrix Service Company (a)	548	10,324
Nabors Industries Ltd.	8,027	78,665
PHI, Inc. (a)	3,477	77,954
Rowan Companies plc - Class A	5,057	95,122
TETRA Technologies, Inc. (a)	47,499	341,993
Willbros Group, Inc. (a)	23,769	76,061
		1,547,870
Oil, Gas & Consumable Fuels - 2.3%
Alon USA Energy, Inc.	11,228	117,894
Delek US Holdings, Inc.	14,570	231,517
DHT Holdings, Inc.	18,214	104,548
Memorial Resource Development Corporation (a)	8,171	106,877
Navios Maritime Acquisition Corporation	10,048	19,393
Par Pacific Holdings, Inc. (a)	9,991	190,928
PDC Energy, Inc. (a)	3,960	248,648
Rice Energy, Inc. (a)	6,122	105,972
Ring Energy, Inc. (a)	11,776	84,787
Scorpio Tankers, Inc.	38,988	244,065
SemGroup Corporation - Class A	5,004	153,422
Teekay Corporation	10,194	114,173
Western Refining, Inc.	9,392	251,330
		1,973,554
Financials - 20.2%
Banks - 6.0%
Avenue Financial Holdings, Inc. (a)	1,698	33,213
BancFirst Corporation	1,258	78,461
BancorpSouth, Inc.	11,038	259,283
BNC Bancorp	1,432	32,020
Carolina Financial Corporation	992	18,650
CenterState Banks, Inc.	1,436	23,392
Central Pacific Financial Corporation	4,183	97,631
CommunityOne Bancorp (a)	2,268	29,938
Customers Bancorp, Inc. (a)	2,720	70,666
FCB Financial Holdings, Inc. - Class A (a)	7,112	248,564
Fidelity Southern Corporation	5,449	88,056
Financial Institutions, Inc.	727	20,356
First BanCorp (Puerto Rico) (a)	67,379	262,778
First Foundation, Inc. (a)	3,565	80,391

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 20.2%(Continued)
Banks - 6.0% (Continued)
First Horizon National Corporation	1	$3
First Midwest Bancorp, Inc.	9,329	172,400
Great Southern Bancorp, Inc.	2,404	91,015
Great Western Bancorp, Inc.	8,452	266,407
Guaranty Bancorp	2,102	34,515
Hanmi Financial Corporation	6,470	149,586
Heartland Financial USA, Inc.	2,872	96,241
IBERIABANK Corporation	4,459	263,036
Independent Bank Group, Inc.	1,181	43,225
Investors Bancorp, Inc.	21,631	249,838
LegacyTexas Financial Group, Inc.	9,685	238,832
MB Financial, Inc.	2,770	96,285
Middleburg Financial Corporation	2,927	79,029
Monarch Financial Holdings, Inc.	4,407	81,045
NBT Bancorp, Inc.	210	5,951
Old Line Bancshares, Inc.	4,349	80,370
Republic Bancorp, Inc. - Class A	748	20,428
ServisFirst Bancshares, Inc.	4,108	202,442
Sierra Bancorp	5,330	93,861
Sterling Bancorp	21,321	348,385
Stonegate Bank	2,476	77,994
Talmer Bancorp, Inc. - Class A	5,647	109,552
TCF Financial Corporation	7,206	98,290
Tompkins Financial Corporation	3,484	227,645
TowneBank	8,994	188,874
United Community Banks, Inc.	401	8,072
Western Alliance Bancorp (a)	6,883	251,780
Yadkin Financial Corporation	9,720	243,194
		5,161,694
Capital Markets - 1.8%
Arlington Asset Investment Corporation - Class A	5,642	73,007
Associated Capital Group, Inc. - Class A (a)	2,463	75,048
BGC Partners, Inc. - Class A	8,381	76,099
Evercore Partners, Inc. - Class A	1,865	96,309
Houlihan Lokey, Inc.	11,854	298,839
Investment Technology Group, Inc.	2,926	57,116
KCG Holdings, Inc. - Class A (a)	7,415	101,586
Marcus & Millichap, Inc. (a)	9,593	240,592
Moelis & Company - Class A	2,526	71,006
OM Asset Management plc	27,567	369,949
Piper Jaffray Companies (a)	2,052	85,589
		1,545,140
Consumer Finance - 0.5%
Enova International, Inc. (a)	4,391	38,685
Green Dot Corporation - Class A (a)	6,421	142,739
Nelnet, Inc. - Class A	5,071	212,525
		393,949
Diversified Financial Services - 0.8%
Cohen & Steers, Inc.	6,153	241,628
Global Eagle Entertainment, Inc. (a)	6,251	50,071
MarketAxess Holdings, Inc.	2,028	248,957

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 20.2%(Continued)
Diversified Financial Services - 0.8% (Continued)
PHH Corporation (a)	7,482	$95,994
PICO Holdings, Inc. (a)	1,626	16,146
		652,796
Insurance - 3.4%
AMERISAFE, Inc.	3,117	167,944
Argo Group International Holdings Ltd.	4,364	239,889
Aspen Insurance Holdings Ltd.	2,162	100,209
CNO Financial Group, Inc.	5,883	108,071
EMC Insurance Group, Inc.	3,041	80,465
Employers Holdings, Inc.	7,996	237,481
Enstar Group Ltd. (a)	1,589	251,761
FBL Financial Group, Inc. - Class A	2,613	158,008
Horace Mann Educators Corporation	2,303	71,623
Infinity Property & Casualty Corporation	192	15,391
James River Group Holdings Ltd.	2,783	86,162
Kemper Corporation	2,906	89,970
National General Holdings Corporation	7,186	145,085
National Interstate Corporation	318	9,791
National Western Life Group, Inc. - Class A	334	72,378
Navigators Group, Inc. (The) (a)	2,196	181,411
OneBeacon Insurance Group Ltd. - Class A	1,851	22,952
Phoenix Companies, Inc. (The) (a)	1,585	58,661
ProAssurance Corporation	2,819	134,551
Selective Insurance Group, Inc.	7,522	261,089
United Fire Group, Inc.	8,419	377,339
		2,870,231
Real Estate Investment Trusts (REIT) - 5.5%
American Assets Trust, Inc.	1,756	69,661
Bluerock Residential Growth REIT, Inc.	6,049	66,176
Brandywine Realty Trust	15,414	230,439
BRT Realty Trust (a)	1,630	11,597
Care Capital Properties, Inc.	5,106	136,177
CBL & Associates Properties, Inc.	34,072	397,961
Cedar Realty Trust, Inc.	6,569	45,458
City Office REIT, Inc.	9,878	110,930
Colony Starwood Homes	3,788	92,314
Columbia Property Trust, Inc.	7,742	172,647
Corporate Office Properties Trust	15,226	391,004
Cousins Properties, Inc.	9,014	93,295
First Potomac Realty Trust	21,030	176,862
Forest City Realty Trust, Inc. - Class A	50	1,039
Gaming and Leisure Properties, Inc.	1,730	56,719
GEO Group, Inc. (The)	3,171	101,567
Getty Realty Corporation	10,794	212,426
Gyrodyne, LLC (a)	438	12,155
InfraREIT, Inc.	7,292	120,901
Ladder Capital Corporation	2,956	35,206
Lexington Realty Trust	12,273	107,757
Medical Properties Trust, Inc.	519	6,908
New York REIT, Inc.	13,345	131,181

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 20.2%(Continued)
Real Estate Investment Trusts (REIT) - 5.5% (Continued)
NexPoint Residential Trust, Inc.	8,661	$121,774
Outfront Media, Inc.	9,587	207,942
Paramount Group, Inc.	7,351	122,762
Parkway Properties, Inc.	26,473	435,481
Pennsylvania Real Estate Investment Trust	8,313	190,700
Piedmont Office Realty Trust, Inc. - Class A	11,303	225,043
PS Business Parks, Inc.	286	27,387
RMR Group, Inc. (The) - Class A	3,545	88,341
Rouse Properties, Inc.	6,418	118,540
Sabra Health Care REIT, Inc.	1,504	31,719
Select Income REIT	1,566	36,253
Silver Bay Realty Trust Corporation	907	13,242
UMH Properties, Inc.	4,109	40,268
W.P. Carey, Inc.	1,025	62,617
WP Glimcher, Inc.	18,718	196,352
		4,698,801
Thrifts & Mortgage Finance - 2.2%
Anchor BanCorp Wisconsin, Inc. (a)	1,669	79,878
Astoria Financial Corporation	2,061	30,997
BankFinancial Corporation	7,286	90,055
Brookline Bancorp, Inc.	6,838	77,816
Cape Bancorp, Inc.	5,571	81,281
Charter Financial Corporation	3,341	41,863
Essent Group Ltd. (a)	5,686	116,108
EverBank Financial Corporation	6,711	101,202
Federal Agricultural Mortgage Corporation - Class C	3,608	146,773
Flagstar Bancorp, Inc. (a)	10,625	251,494
Flushing Financial Corporation	9,783	195,171
HomeStreet, Inc. (a)	2,358	50,815
Meta Financial Group, Inc.	1,709	84,801
NMI Holdings, Inc. - Class A (a)	3,733	23,481
Oritani Financial Corporation	9,025	156,403
PennyMac Financial Services, Inc. - Class A (a)	1,225	15,606
Provident Financial Services, Inc.	6,024	120,360
Southern Missouri Bancorp, Inc.	3,197	79,190
Washington Federal, Inc.	4,365	106,026
		1,849,320
Health Care - 17.6%
Biotechnology - 4.3%
Acceleron Pharma, Inc. (a)	7,788	233,251
AMAG Pharmaceuticals, Inc. (a)	3,286	87,145
Applied Genetic Technologies Corporation (a)	9,891	155,388
Avalanche Biotechnologies, Inc. (a)	6,892	38,870
BioSpecifics Technologies Corporation (a)	3,473	123,500
Biostage, Inc. (a)	1	1
Cara Therapeutics, Inc. (a)	15,337	93,556
Celator Pharmaceuticals, Inc. (a)	6,585	99,236
Cepheid (a)	7,258	207,143
Concert Pharmaceuticals, Inc. (a)	5,625	78,412
Enanta Pharmaceuticals, Inc. (a)	3,019	88,155

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 17.6%(Continued)
Biotechnology - 4.3% (Continued)
Epizyme, Inc. (a)	20,397	$212,537
FibroGen, Inc. (a)	12,541	225,738
Five Prime Therapeutics, Inc. (a)	5,138	244,517
Flexion Therapeutics, Inc. (a)	7,453	77,511
Genomic Health, Inc. (a)	8,337	219,096
Ignyta, Inc. (a)	12,645	87,503
Infinity Pharmaceuticals, Inc. (a)	16,492	95,654
Ligand Pharmaceuticals, Inc. (a)	745	90,048
Neurocrine Biosciences, Inc. (a)	5,370	244,765
Ophthotech Corporation (a)	5,378	251,368
PDL BioPharma, Inc.	88,318	332,959
Pfenex, Inc. (a)	9,275	75,684
PharmAthene, Inc. (a)	32,692	77,807
Rigel Pharmaceuticals, Inc. (a)	35,072	99,254
Trevena, Inc. (a)	11,607	90,418
		3,629,516
Health Care Equipment & Supplies - 4.9%
AngioDynamics, Inc. (a)	11,062	135,509
Atrion Corporation	197	78,268
AxoGen, Inc. (a)	14,229	82,813
Cantel Medical Corporation	4,886	327,313
Cynosure, Inc. - Class A (a)	8,490	415,501
Exactech, Inc. (a)	4,373	99,442
Glaukos Corporation (a)	5,161	97,233
Greatbatch, Inc. (a)	315	10,962
Haemonetics Corporation (a)	9,798	317,749
Halyard Health, Inc. (a)	7,860	221,338
ICU Medical, Inc. (a)	1,174	116,625
Inogen, Inc. (a)	2,186	106,808
Invacare Corporation	23,212	260,903
LeMaitre Vascular, Inc.	372	6,168
Masimo Corporation (a)	9,989	433,023
Merit Medical Systems, Inc. (a)	4,004	81,081
Natus Medical, Inc. (a)	5,886	187,587
NuVasive, Inc. (a)	2,159	114,297
NxStage Medical, Inc. (a)	6,000	96,720
OraSure Technologies, Inc. (a)	23,397	167,990
Orthofix International N.V. (a)	8,885	388,808
Penumbra, Inc. (a)	1,869	101,861
Utah Medical Products, Inc.	1,240	82,956
West Pharmaceutical Services, Inc.	3,537	251,834
		4,182,789
Health Care Providers & Services - 4.2%
Aceto Corporation	3,180	71,327
Addus HomeCare Corporation (a)	4,065	75,203
Almost Family, Inc. (a)	3,202	134,516
Amedisys, Inc. (a)	2,512	129,343
BioTelemetry, Inc. (a)	3,909	61,489
Capital Senior Living Corporation (a)	2,367	47,482
Civitas Solutions, Inc. (a)	279	5,591
CorVel Corporation (a)	4,407	199,196

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 17.6%(Continued)
Health Care Providers & Services - 4.2% (Continued)
Genesis Healthcare, Inc. (a)	18,288	$46,086
HMS Holdings Corporation (a)	23,073	389,703
LHC Group, Inc. (a)	5,073	204,645
Magellan Health, Inc. (a)	7,361	518,656
Molina Healthcare, Inc. (a)	3,954	204,659
National HealthCare Corporation	1,393	89,779
Owens & Minor, Inc.	8,031	292,248
PharMerica Corporation (a)	518	12,246
Premier, Inc. - Class A (a)	2,808	94,938
RadNet, Inc. (a)	19,969	100,843
Surgical Care Affiliates, Inc. (a)	6,041	292,082
Triple-S Management Corporation - Class B (a)	10,990	286,180
U.S. Physical Therapy, Inc.	1,564	77,981
WellCare Health Plans, Inc. (a)	2,723	245,043
		3,579,236
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	6,914	92,648
HealthStream, Inc. (a)	3,423	77,428
Omnicell, Inc. (a)	3,249	103,513
Press Ganey Holdings, Inc. (a)	2,553	77,790
		351,379
Life Sciences Tools & Services - 1.2%
Enzo Biochem, Inc. (a)	15,517	77,275
INC Research Holdings, Inc. - Class A (a)	10,781	518,889
PAREXEL International Corporation (a)	3,808	232,669
PRA Health Sciences, Inc. (a)	5,139	243,845
		1,072,678
Pharmaceuticals - 2.6%
AcelRx Pharmaceuticals, Inc. (a)	6,058	20,476
BioDelivery Sciences International, Inc. (a)	20,966	70,865
Collegium Pharmaceutical, Inc. (a)	12,275	233,962
Corcept Therapeutics, Inc. (a)	4,565	21,775
Depomed, Inc. (a)	5,138	89,298
Dermira, Inc. (a)	6,676	168,836
DURECT Corporation (a)	53,819	72,118
Flex Pharma, Inc. (a)	7,134	78,189
Heska Corporation (a)	5,914	180,968
Impax Laboratories, Inc. (a)	9,888	329,765
KemPharm, Inc. (a)	6,254	103,566
Lannett Company, Inc. (a)	3,434	65,864
Paratek Pharmaceuticals, Inc. (a)	1,816	24,734
Phibro Animal Health Corporation - Class A	7,355	152,543
Prestige Brands Holdings, Inc. (a)	4,440	252,103
Sagent Pharmaceuticals, Inc. (a)	18,756	218,320
Supernus Pharmaceuticals, Inc. (a)	5,734	98,395
		2,181,777
Industrials - 13.1%
Aerospace & Defense - 1.2%
Curtiss-Wright Corporation	3,257	249,421
DigitalGlobe, Inc. (a)	12,641	280,125
Esterline Technologies Corporation (a)	4,939	339,112

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 13.1%(Continued)
Aerospace & Defense - 1.2% (Continued)
HEICO Corporation	507	$31,084
Moog, Inc. - Class A (a)	2,199	107,443
Vectrus, Inc. (a)	2,331	50,256
		1,057,441
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	6,011	84,695
Atlas Air Worldwide Holdings, Inc. (a)	2,089	83,435
Forward Air Corporation	2,194	100,002
Hub Group, Inc. - Class A (a)	3,031	116,754
Radiant Logistics, Inc. (a)	22,707	89,466
		474,352
Airlines - 0.5%
Hawaiian Holdings, Inc. (a)	2,318	97,518
SkyWest, Inc.	15,472	363,592
		461,110
Building Products - 1.4%
Builders FirstSource, Inc. (a)	9,711	107,695
Continental Building Products, Inc. (a)	5,128	100,560
Gibraltar Industries, Inc. (a)	8,192	216,679
Insteel Industries, Inc.	3,290	95,377
Masonite International Corporation (a)	1,473	99,663
NCI Building Systems, Inc. (a)	10,939	161,241
Ply Gem Holdings, Inc. (a)	24,503	358,969
TopBuild Corporation (a)	2,474	77,238
		1,217,422
Commercial Services & Supplies - 1.4%
ACCO Brands Corporation (a)	591	5,638
ARC Document Solutions, Inc. (a)	5,237	21,576
Brink's Company (The)	9,557	323,409
CECO Environmental Corporation	3,430	22,638
InnerWorkings, Inc. (a)	29,439	240,517
Interface, Inc.	886	15,080
Knoll, Inc.	6,183	144,373
Quad/Graphics, Inc.	17,636	221,332
Steelcase, Inc. - Class A	6,428	98,091
UniFirst Corporation	906	98,192
		1,190,846
Construction & Engineering - 0.3%
EMCOR Group, Inc.	905	43,874
Great Lakes Dredge & Dock Corporation (a)	3,416	15,611
Integrated Electrical Services, Inc. (a)	8,180	98,733
MYR Group, Inc. (a)	3,090	78,826
NV5 Global, Inc. (a)	567	14,079
		251,123
Electrical Equipment - 1.6%
Allied Motion Technologies, Inc.	1,288	27,756
AZZ, Inc.	4,298	236,046
Belden, Inc.	5,455	344,429
Encore Wire Corporation	2,003	76,615
EnerSys	3,525	205,754
LSI Industries, Inc.	6,080	76,912

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 13.1%(Continued)
Electrical Equipment - 1.6% (Continued)
Powell Industries, Inc.	10,774	$335,287
SL Industries, Inc. (a)	339	13,553
		1,316,352
Machinery - 3.1%
Albany International Corporation - Class A	7,830	315,471
Ampco-Pittsburgh Corporation	4,304	82,163
Astec Industries, Inc.	2,177	105,367
Barnes Group, Inc.	2,323	75,474
Chart Industries, Inc. (a)	68	1,750
CLARCOR, Inc.	1,870	109,900
Columbus McKinnon Corporation	3,558	58,743
Commercial Vehicle Group, Inc. (a)	1,847	4,747
Energy Recovery, Inc. (a)	6,430	78,189
Federal Signal Corporation	11,189	153,177
Global Brass & Copper Holdings, Inc.	2,879	78,021
Greenbrier Companies, Inc. (The)	134	4,019
Hardinge, Inc.	6,086	79,118
Harsco Corporation	47,924	339,781
Hillenbrand, Inc.	735	22,278
L.B. Foster Company - Class A	1,254	24,679
Lydall, Inc. (a)	2,513	92,453
Mueller Industries, Inc.	2,933	92,565
Mueller Water Products, Inc. - Class A	24,126	259,355
NACCO Industries, Inc. - Class A	1,612	95,946
SPX FLOW, Inc. (a)	7,906	236,864
Standex International Corporation	1,609	123,394
Supreme Industries, Inc. - Class A	8,421	104,673
Titan International, Inc.	10,652	70,623
		2,608,750
Marine - 0.4%
Matson, Inc.	8,933	347,315

Professional Services - 1.1%
CRA International, Inc. (a)	943	20,463
Heidrick & Struggles International, Inc.	693	13,673
Kelly Services, Inc. - Class A	11,881	223,006
Kforce, Inc.	5,636	107,140
Korn/Ferry International	3,567	96,808
Mistras Group, Inc. (a)	6,580	160,355
On Assignment, Inc. (a)	2,312	83,371
TrueBlue, Inc. (a)	8,695	162,510
VSE Corporation	1,101	68,306
		935,632
Road & Rail - 0.9%
ArcBest Corporation	4,154	79,300
Avis Budget Group, Inc. (a)	3,154	79,166
Celadon Group, Inc.	5,688	57,278
PAM Transportation Services, Inc. (a)	3,213	79,393
Roadrunner Transportation Systems, Inc. (a)	10,390	122,810
YRC Worldwide, Inc. (a)	33,630	309,396
		727,343

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 13.1%(Continued)
Trading Companies & Distributors - 0.6%
CAI International, Inc. (a)	1,705	$17,425
H&E Equipment Services, Inc.	6,065	122,695
MRC Global, Inc. (a)	15,192	212,384
Rush Enterprises, Inc. - Class A (a)	3,113	61,295
Univar, Inc. (a)	7,213	125,506
		539,305
Information Technology - 16.9%
Communications Equipment - 2.0%
Bel Fuse, Inc. - Class B	5,829	97,111
Black Box Corporation	14,907	217,940
Comtech Telecommunications Corporation	17,646	427,033
Digi International, Inc. (a)	10,368	109,590
EMCORE Corporation (a)	8,185	46,655
Extreme Networks, Inc. (a)	23,974	84,149
Finisar Corporation (a)	7,068	116,339
Ixia (a)	7,637	77,287
Lumentum Holdings, Inc. (a)	4,610	116,633
ORBCOMM, Inc. (a)	10,143	100,517
Plantronics, Inc.	6,275	241,274
ShoreTel, Inc. (a)	11,537	70,606
		1,705,134
Electronic Equipment, Instruments & Components - 3.2%
Badger Meter, Inc.	1,447	103,215
Benchmark Electronics, Inc. (a)	3,992	77,525
Checkpoint Systems, Inc. (a)	13,134	132,916
Coherent, Inc. (a)	1,908	178,207
Electro Scientific Industries, Inc. (a)	12,362	87,152
Fabrinet (a)	4,051	129,510
FARO Technologies, Inc. (a)	6,963	202,206
II-VI, Inc. (a)	4,047	84,461
Insight Enterprises, Inc. (a)	14,114	348,757
Kimball Electronics, Inc. (a)	772	8,446
Littelfuse, Inc.	1,153	134,301
Mercury Systems, Inc. (a)	4,512	94,842
Methode Electronics, Inc.	2,429	72,214
Multi-Fineline Electronix, Inc. (a)	5,165	118,795
Newport Corporation (a)	6,406	147,274
Plexus Corporation (a)	2,437	101,769
QLogic Corporation (a)	5,857	76,668
Radisys Corporation (a)	17,620	78,585
Sanmina Corporation (a)	10,432	246,717
SYNNEX Corporation	2,982	246,224
TTM Technologies, Inc. (a)	9,562	62,344
		2,732,128
Internet Software & Services - 3.1%
Autobytel, Inc. (a)	12,032	199,731
Bankrate, Inc. (a)	35,838	327,559
Bazaarvoice, Inc. (a)	6,833	22,891
Blucora, Inc. (a)	13,741	110,065
comScore, Inc. (a)	8,177	250,380
Cvent, Inc. (a)	2,244	79,325

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Information Technology - 16.9%(Continued)
Internet Software & Services - 3.1% (Continued)
EarthLink Holdings Corporation	52,815	$306,855
Everyday Health, Inc. (a)	13,955	80,939
Internap Corporation (a)	21,199	48,334
j2 Global, Inc.	3,999	254,017
Limelight Networks, Inc. (a)	17,176	30,058
Marin Software, Inc. (a)	31,702	81,157
MeetMe, Inc. (a)	36,875	126,113
Monster Worldwide, Inc. (a)	66,545	212,944
NIC, Inc.	9,727	172,265
Q2 Holdings, Inc. (a)	3,487	83,374
United Online, Inc. (a)	2,714	29,393
Xactly Corporation (a)	13,723	110,607
XO Group, Inc. (a)	4,364	77,068
		2,603,075
IT Services - 2.0%
CACI International, Inc. - Class A (a)	833	80,093
Datalink Corporation (a)	23,848	191,499
Everi Holdings, Inc. (a)	31,929	53,641
EVERTEC, Inc.	5,758	77,560
ExlService Holdings, Inc. (a)	7,682	371,732
Hackett Group, Inc. (The)	7,523	111,942
Luxoft Holding, Inc. (a)	991	57,290
ManTech International Corporation - Class A	2,413	81,559
MoneyGram International, Inc. (a)	3,048	18,745
PFSweb, Inc. (a)	6,617	93,300
Planet Payment, Inc. (a)	25,437	102,002
TeleTech Holdings, Inc.	2,863	79,563
Unisys Corporation (a)	41,691	321,438
Virtusa Corporation (a)	2,539	90,236
		1,730,600
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	2,731	88,348
Alpha & Omega Semiconductor Ltd. (a)	10,188	132,342
Amkor Technology, Inc. (a)	24,308	138,799
Cascade Microtech, Inc. (a)	1,344	28,103
Inphi Corporation (a)	10,683	316,965
MaxLinear, Inc. - Class A (a)	5,030	84,252
Microsemi Corporation (a)	6,785	229,265
Nanometrics, Inc. (a)	4,432	79,155
Photronics, Inc. (a)	29,336	310,375
Power Integrations, Inc.	7,003	337,895
Semtech Corporation (a)	15,515	335,745
		2,081,244
Software - 3.4%
A10 Networks, Inc. (a)	12,642	75,473
Blackbaud, Inc.	2,775	171,412
Epiq Systems, Inc.	1,750	25,847
ePlus, Inc. (a)	1,715	137,869
Infoblox, Inc. (a)	5,418	90,643
Mentor Graphics Corporation	12,371	246,925
MicroStrategy, Inc. - Class A (a)	1,338	239,930

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Information Technology - 16.9%(Continued)
Software - 3.4% (Continued)
Pegasystems, Inc.	4,413	$116,459
Progress Software Corporation (a)	3,506	89,473
Qualys, Inc. (a)	9,303	234,250
Rubicon Project, Inc. (The) (a)	16,875	326,869
Silver Spring Networks, Inc. (a)	16,014	224,997
Synchronoss Technologies, Inc. (a)	10,962	340,589
Take-Two Interactive Software, Inc. (a)	4,853	165,876
Telenav, Inc. (a)	14,466	82,456
Tyler Technologies, Inc. (a)	1,759	257,535
Zynga, Inc. - Class A (a)	43,587	103,737
		2,930,340
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (a)	8,304	314,472
Eastman Kodak Company (a)	18,991	224,474
Lexmark International, Inc. - Class A	2,797	107,964
		646,910
Materials - 4.0%
Chemicals - 2.0%
Axiall Corporation	10,877	256,153
Chase Corporation	3,851	216,773
Chemours Company (The)	11,258	102,673
Chemtura Corporation (a)	9,055	252,182
FutureFuel Corporation	2,519	28,314
Rayonier Advanced Materials, Inc.	9,341	95,745
Stepan Company	3,187	195,331
Tredegar Corporation	14,478	231,069
Trinseo S.A. (a)	5,910	252,889
Tronox Ltd. - Class A	10,244	74,576
		1,705,705
Construction Materials - 0.3%
Headwaters, Inc. (a)	4,677	93,587
Summit Materials, Inc. - Class A (a)	4,266	89,159
US Concrete, Inc. (a)	1,564	96,593
		279,339
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	5,974	110,280

Metals & Mining - 0.8%
AK Steel Holding Corporation (a)	21,610	101,135
Ferroglobe plc	7,795	79,431
Gold Resource Corporation	26,818	88,231
Olympic Steel, Inc.	1,694	38,319
SunCoke Energy, Inc.	45,289	336,497
		643,613
Paper & Forest Products - 0.8%
Boise Cascade Company (a)	10,839	226,210
Clearwater Paper Corporation (a)	1,966	117,449
KapStone Paper and Packaging Corporation	6,939	110,260
P.H. Glatfelter Company	3,385	77,618
Schweitzer-Mauduit International, Inc.	3,079	105,887
		637,424

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc.	4,490	$322,876
General Communication, Inc. - Class A (a)	18,038	304,842
IDT Corporation - Class B	10,670	163,678
Inteliquent, Inc.	6,306	104,616
Vonage Holdings Corporation (a)	67,813	316,687
		1,212,699
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Company	56	1,607
Spōk Holdings, Inc.	5,193	88,229
		89,836
Utilities - 1.7%
Electric Utilities - 0.6%
El Paso Electric Company	5,663	255,401
IDACORP, Inc.	3,545	257,828
		513,229
Gas Utilities - 0.7%
New Jersey Resources Corporation	5,882	209,870
Northwest Natural Gas Company	4,609	237,548
Southwest Gas Corporation	2,472	160,457
		607,875
Multi-Utilities - 0.1%
NorthWestern Corporation	935	53,145

Water Utilities - 0.3%
American States Water Company	1,932	80,545
Artesian Resources Corporation - Class A	3,263	88,069
Consolidated Water Company Ltd.	2,034	28,252
SJW Corporation	2,390	82,240
		279,106

Total Investments at Value - 98.8% (Cost $79,300,776)		$84,156,666

Other Assets in Excess of Liabilities - 1.2%		994,879

Net Assets - 100.0%		$85,151,545

(a)	Non-income producing security.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
April 30, 2016(Unaudited)

U.S. TREASURY OBLIGATIONS - 20.3%	Par Value	Value
U.S. Treasury Bills (a)
0.416%, due 08/18/2016	$778,000	$777,413
0.308%, due 09/01/2016	1,147,000	1,146,013
0.281%, due 09/15/2016	1,147,000	1,145,882
0.280%, due 09/29/2016	807,000	806,007
Total U.S. Treasury Obligations (Cost $3,874,643)		$3,875,315

MONEY MARKET FUNDS - 57.9%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.42% (b)	1,917,692	$1,917,692
Fidelity Institutional Money Market Portfolio - Class I, 0.34% (b)	4,624,862	4,624,862
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.43% (b)	1,917,768	1,917,768
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.45% (b)	339,874	339,874
PIMCO Money Market Fund - Institutional Class, 0.06% (b)	338,777	338,777
Vanguard Prime Money Market Fund - Investor Shares, 0.43% (b)	1,917,798	1,917,798
Total Money Market Funds (Cost $11,056,771)		$11,056,771

Total Investments at Value - 78.2% (Cost $14,931,414)		$14,932,086

Other Assets in Excess of Liabilities - 21.8% (c)		4,177,411

Net Assets - 100.0%		$19,109,497

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of April 30, 2016.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2016 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Copper Future	07/27/2016	7	$399,612	$11,486
Cotton No. 2 Future	07/07/2016	18	573,930	25,777
Ethanol Future	06/03/2016	8	355,424	(1,890)
Feeder Cattle Future	05/26/2016	6	421,275	(29,814)
Feeder Cattle Future	08/25/2016	3	210,562	(4,663)
Frozen Concentrate Orange Juice Future	07/11/2016	11	211,943	(5,327)
Live Cattle Future	06/30/2016	14	643,580	(58,561)
Palladium Future	06/28/2016	9	565,200	36,981
Platinum Future	07/27/2016	7	377,300	31,014
Red Spring Wheat Future	07/14/2016	53	1,449,550	15,095
Soybean Future	07/14/2016	1	51,488	3,484
Total Futures Contracts			$5,259,864	$23,582

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Crude Oil Future	05/20/2016	14	$643,720	$(67,513)
Hard Red Winter Wheat Future	07/14/2016	47	1,124,475	(15,925)
Lean Hogs Future	06/14/2016	18	588,240	(2,378)
Lumber Future	07/15/2016	2	67,166	695
Natural Gas Future	05/26/2016	27	578,070	(17,372)
Oats Future	07/14/2016	57	586,388	2,332
Rough Rice Future	07/14/2016	27	600,210	(7,355)
Sugar No. 11 Future	06/30/2016	10	182,784	(6,125)
Wheat Future	07/14/2016	36	879,300	(7,616)
Total Commodity Futures			5,250,353	(121,257)

FINANCIAL FUTURES
CBOE Volatility (VIX) Future	05/18/2016	46	782,000	61,599
CBOE Volatility (VIX) Future	06/15/2016	42	798,000	(67,742)
E-Mini S&P 500 Future	06/17/2016	77	7,937,737	(228,857)
EURO STOXX 50 Future	06/17/2016	38	1,297,052	(24,127)
EURO VSTOXX Mini Future	05/18/2016	102	283,220	12,533
EURO VSTOXX Mini Future	06/15/2016	115	363,428	(6,188)
Total Financial Futures			11,461,437	(252,782)

Total Futures Contracts Sold Short			$16,711,790	$(374,039)

See accompanying notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	June 30, 2016

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	June 30, 2016

* Print the name and title of each signing officer under his or her signature.